UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue

32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue

32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2022

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended [17 CFR § 270.30e-1], is attached hereto.

Semi-Annual Report

KraneShares CICC China Leaders 100 Index ETF

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A Share ETF

KraneShares Bloomberg China Bond Inclusion Index ETF

(Formerly, KraneShares E Fund China Commercial Paper ETF)

KraneShares MSCI All China Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares MSCI China Clean Technology Index ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares Asia Pacific High Yield Bond ETF

(Formerly, KraneShares CCBS China Corporate High Yield Bond
USD Index)

KraneShares Emerging Markets Healthcare Index ETF

KraneShares MSCI Emerging Markets ex China Index ETF

KraneShares MSCI China ESG Leaders Index ETF

KraneShares Global Carbon ETF

KraneShares CICC China 5G & Semiconductor Index ETF

KraneShares CICC China Consumer Leaders Index ETF

KraneShares Hang Seng TECH Index ETF

KraneShares SSE STAR Market 50 Index ETF

September 30, 2021

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in large Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 99.5%‡
CHINA — 99.5%
Communication Services — 3.7%
Focus Media Information Technology, Cl A	464,600	$526,940

Consumer Discretionary — 31.4%
Anhui Xinhua Media, Cl A	26,900	19,381
Anhui Zhongding Sealing Parts, Cl A	33,100	75,083
Changchun Faway Automobile Components, Cl A	24,300	33,999
Chongqing Department Store, Cl A	9,200	34,340
Dashang, Cl A	9,300	27,494
FAWER Automotive Parts, Cl A	31,900	28,816
Fuyao Glass Industry Group, Cl A	63,400	415,037
Great Wall Motor, Cl A	55,100	449,064
Gree Electric Appliances of Zhuhai, Cl A*	81,935	491,940
Guangzhou Automobile Group, Cl A	98,400	229,915
Guangzhou Shangpin Home Collection, Cl A	4,460	30,586
Haier Smart Home, Cl A	157,500	638,151
Hisense Home Appliances Group, Cl A	20,400	37,930
Huayu Automotive Systems, Cl A	71,200	251,748
KingClean Electric, Cl A*	5,180	20,531
Lao Feng Xiang, Cl A	5,700	41,015
Loncin Motor, Cl A	46,400	31,417
Luolai Lifestyle Technology, Cl A	18,700	33,262
Markor International Home Furnishings, Cl A*	51,500	25,056
Rainbow Digital Commercial, Cl A	21,700	20,476
SAIC Motor, Cl A	158,500	468,574

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
TCL Technology Group, Cl A	522,500	$506,794
Vatti, Cl A	31,500	32,896
Wanxiang Qianchao, Cl A	59,800	52,165
Weifu High-Technology Group, Cl A	22,700	72,736
Wuchan Zhongda Group, Cl A	137,300	137,853
Wuhan Department Store Group, Cl A	20,900	34,520
Xiamen Comfort Science & Technology Group, Cl A	19,800	41,385
Zhejiang Meida Industrial, Cl A	11,700	28,226
Zhejiang Semir Garment, Cl A	36,600	43,326
Zhejiang Wanfeng Auto Wheel, Cl A	69,200	60,579
		4,414,295
Consumer Staples — 8.1%
Anhui Kouzi Distillery, Cl A	16,300	127,491
Anhui Yingjia Distillery, Cl A	10,800	85,727
Inner Mongolia Yili Industrial Group, Cl A	126,400	738,345
Opple Lighting, Cl A	6,800	21,884
Sichuan Swellfun, Cl A	8,800	173,368
		1,146,815
Energy — 1.3%
Yanzhou Coal Mining, Cl A	40,400	181,468

Financials — 11.7%
China Life Insurance, Cl A	75,300	347,682
Guotai Junan Securities, Cl A	200,200	553,078
Haitong Securities, Cl A	396,797	746,377
		1,647,137
Health Care — 2.1%
China Animal Healthcare*(A)(B)(C)	4,000	—
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	31,800	146,682
Shanghai Pharmaceuticals Holding, Cl A	52,200	154,724
		301,406
Industrials — 22.6%
Anhui Construction Engineering Group, Cl A	54,400	32,704
Camel Group, Cl A	30,400	57,277
China Railway Group, Cl A	460,400	403,759
China State Construction Engineering, Cl A	901,200	670,245
CNHTC Jinan Truck, Cl A	15,960	36,648
Daqin Railway, Cl A	239,100	231,913
Dare Power Dekor Home, Cl A	14,800	27,197
Fujian Longking, Cl A	33,900	45,172
Jiangsu Expressway, Cl A	22,400	30,265

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Ningbo Construction, Cl A	30,800	$18,469
Ningbo Zhoushan Port, Cl A	107,100	65,548
Shandong Hi-speed, Cl A	28,200	24,206
Shanghai International Port Group, Cl A	157,100	148,240
Shanghai Mechanical and Electrical Industry, Cl A	14,600	33,661
Shanghai Waigaoqiao Free Trade Zone Group, Cl A	16,900	34,198
Sinoma International Engineering, Cl A	47,100	83,195
Sinosteel Engineering & Technology, Cl A	28,400	37,139
Sinotrans, Cl A	71,300	60,319
Tian Di Science & Technology, Cl A	74,900	60,927
Titan Wind Energy Suzhou, Cl A	40,700	111,934
Tongling Jingda Special Magnet Wire, Cl A	60,800	67,168
Weichai Power, Cl A	214,700	570,848
Yutong Bus, Cl A	61,294	107,602
ZBOM Home Collection, Cl A	7,080	23,278
Zhuzhou Kibing Group, Cl A	72,800	195,479
		3,177,391
Information Technology — 0.8%
Accelink Technologies, Cl A	19,000	65,943
Hanergy Thin Film Power Group*(A)(B)(C)	65,064	—
Shenzhen SDG Information, Cl A*	26,200	28,498
Skyworth Digital, Cl A	19,200	20,527
		114,968
Materials — 14.5%
Anhui Truchum Advanced Materials & Technology, Cl A	36,200	56,706
China Jushi, Cl A	108,628	295,891
China Lumena New Materials*(A)(B)(C)	718	—
DeHua TB New Decoration Materials, Cl A	24,600	36,020
Fangda Special Steel Technology, Cl A	48,800	59,658
Hoshine Silicon Industry, Cl A	8,500	236,391
ORG Technology, Cl A*	76,400	75,524
Sansteel Minguang Fujian, Cl A	55,400	74,937
Shandong Chenming Paper Holdings, Cl A	55,300	68,804
Shanying International Holding, Cl A	146,200	77,472
Tianhe Chemicals Group*(A)(B)(C)	40,000	—
Wanhua Chemical Group, Cl A	43,800	724,458
Xinfengming Group, Cl A	25,400	65,566
Xinyangfeng Agricultural Technology, Cl A	29,500	80,903
Xinyu Iron & Steel, Cl A	72,000	79,541
Zibo Qixiang Tengda Chemical, Cl A	61,040	114,816
		2,046,687

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 0.6%
Financial Street Holdings, Cl A	54,000	$50,201
Shenzhen Huaqiang Industry, Cl A	14,200	31,089
		81,290
Utilities — 2.7%
China National Nuclear Power, Cl A	215,700	240,967
Shenergy, Cl A	111,000	136,213
		377,180
TOTAL CHINA		14,015,577
TOTAL COMMON STOCK (Cost $14,109,002)		14,015,577
TOTAL INVESTMENTS — 99.5% (Cost $14,109,002)		14,015,577
OTHER ASSETS LESS LIABILITIES — 0.5%		64,928
NET ASSETS — 100%		$14,080,505
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2021 was $0 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of September 30, 2021 was $0 and represents 0.0% of Net Assets.

Cl — Class

The following summarizes the market value of the Fund’s investments used as of September 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$526,940	$—	$—	$526,940
Consumer Discretionary	4,184,380	229,915	—	4,414,295
Consumer Staples	1,146,815	—	—	1,146,815
Energy	181,468	—	—	181,468
Financials	1,647,137	—	—	1,647,137
Health Care	301,406	—	—	301,406
Industrials	3,143,193	34,198	—	3,177,391
Information Technology	114,968	—	—	114,968
Materials	1,969,215	77,472	—	2,046,687
Real Estate	81,290	—	—	81,290
Utilities	377,180	—	—	377,180
Total Common Stock	13,673,992	341,585	—	14,015,577
Total Investments in Securities	$13,673,992	$341,585	$—	$14,015,577

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares CICC China Leaders 100 Index ETF (concluded)

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 99.4%
Communication Services — 35.1%
Archosaur Games(A)	6,033,000	$7,579,370
Autohome ADR	1,433,696	67,283,353
Baidu ADR*	2,009,791	309,005,366
Bilibili ADR*	3,461,198	229,027,473
China Literature*(A)	9,578,400	73,087,032
DouYu International Holdings ADR*	3,225,050	10,610,415
Hello Group ADR*	2,691,537	28,476,461
HUYA ADR*(A)	1,732,153	14,446,156
iQIYI ADR*	7,359,374	59,095,773
JOYY ADR	1,163,273	63,782,259
Kingsoft	19,644,000	78,352,424
Kuaishou Technology, Cl B*(A)	16,246,000	172,588,903
NetEase ADR	3,547,362	302,944,715
Tencent Holdings	13,045,775	773,229,443
Tencent Music Entertainment Group ADR*	12,964,477	93,992,458
Weibo ADR*	1,207,759	57,356,475
XD*	4,614,400	25,695,984
Zhihu ADR*(A)	8,918,476	82,317,533
		2,448,871,593
Consumer Discretionary — 45.6%
17 Education & Technology Group ADR*(A)	2,944,299	2,650,164
Alibaba Group Holding ADR*	4,060,802	601,201,736
Alibaba Group Holding*	800	14,613
Baozun ADR*	1,000,360	17,536,311
Dada Nexus ADR*	1,775,798	35,586,992
Gaotu Techedu ADR*(A)	2,743,829	8,423,555
JD Health International*(A)	23,645,750	228,115,050
JD.com ADR*	7,852,088	567,234,837

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares CSI China Internet ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Koolearn Technology Holding*(A)	9,238,000	$4,995,983
Meituan, Cl B*	19,136,200	606,191,277
Pinduoduo ADR*	5,876,708	532,841,114
TAL Education Group ADR*	9,539,930	46,173,261
Tongcheng-Elong Holdings*	24,805,000	59,968,027
Trip.com Group ADR*	11,298,947	347,442,620
Vipshop Holdings ADR*	8,923,594	99,408,837
Youdao ADR*(A)	1,628,980	19,694,368
		3,177,478,745
Financials — 2.8%
360 DigiTech ADR*	2,282,380	46,377,962
Lufax Holding ADR*	13,510,727	94,304,874
ZhongAn Online P&C Insurance, Cl H*(A)	13,224,900	54,447,926
		195,130,762
Health Care — 3.1%
Alibaba Health Information Technology*	76,826,000	110,531,777
Ping An Healthcare and Technology*(A)	10,918,700	70,971,235
Yidu Tech*(A)	10,533,400	34,977,602
		216,480,614
Industrials — 5.5%
51job ADR*	616,758	42,883,184
Full Truck Alliance ADR*(A)	22,216,162	340,573,763
		383,456,947
Information Technology — 4.9%
21Vianet Group ADR*	2,654,913	45,956,544
Agora ADR*	1,689,518	48,996,022
Chindata Group Holdings ADR*	3,393,949	28,543,111
Kingsoft Cloud Holdings ADR*	2,088,559	59,147,991
Ming Yuan Cloud Group Holdings(A)	21,413,000	74,268,079
Weimob*(A)	45,478,000	65,897,868
Yeahka*(A)	4,899,200	15,827,928
		338,637,543
Real Estate — 2.4%
KE Holdings ADR*	9,117,227	166,480,565
TOTAL CHINA		6,926,536,769

HONG KONG — 0.4%
Communication Services — 0.4%
Alibaba Pictures Group*	260,934,000	29,496,756

TOTAL HONG KONG		29,496,756
TOTAL COMMON STOCK (Cost $9,093,741,906)		6,956,033,525

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 5.7%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	396,115,854	$396,115,854
TOTAL SHORT-TERM INVESTMENT (Cost $396,115,854)		396,115,854
TOTAL INVESTMENTS — 105.5% (Cost $9,489,857,760)		7,352,149,379
OTHER ASSETS LESS LIABILITIES — (5.5)%		(383,500,551)
NET ASSETS — 100%		$6,968,648,828
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $366,756,922.
(B)	The rate shown is the 7-day effective yield as of September 30, 2021.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2021 was $396,115,854.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 100.0%
Communication Services — 1.2%
Beijing Enlight Media, Cl A	328,859	$505,466
China South Publishing & Media Group, Cl A	201,311	279,477
China United Network Communications, Cl A	650,000	413,929
Focus Media Information Technology, Cl A	1,645,432	1,866,217
G-bits Network Technology Xiamen, Cl A	8,008	485,493
Giant Network Group, Cl A	189,087	304,696
Kunlun Tech, Cl A	131,414	345,130
Leo Group, Cl A	757,206	294,481
Mango Excellent Media, Cl A	209,720	1,416,438
NanJi E-Commerce, Cl A	275,193	281,419
Perfect World, Cl A	217,501	508,199
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	248,631	808,610
Zhejiang Century Huatong Group, Cl A*	835,465	957,924
		8,467,479
Consumer Discretionary — 7.3%
Beijing Roborock Technology, Cl A	7,473	818,545
BYD, Cl A	203,209	7,856,009
Changzhou Xingyu Automotive Lighting Systems, Cl A	31,001	869,411
China Tourism Group Duty Free, Cl A	218,903	8,818,528
Chongqing Changan Automobile, Cl A	712,147	1,842,710
Ecovacs Robotics, Cl A	53,455	1,258,105
FAW Jiefang Group, Cl A	347,603	578,979
Fuyao Glass Industry Group, Cl A	224,489	1,469,578

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Great Wall Motor, Cl A	250,343	$2,040,292
Guangdong Xinbao Electrical Appliances Holdings, Cl A	92,700	263,852
Haier Smart Home, Cl A	707,175	2,865,297
Hang Zhou Great Star Industrial, Cl A*	128,200	545,853
Hangzhou Robam Appliances, Cl A	106,426	557,360
Huayu Automotive Systems, Cl A	353,379	1,249,475
Huizhou Desay Sv Automotive, Cl A	51,400	669,618
Jason Furniture Hangzhou, Cl A	70,877	658,912
Joyoung, Cl A*	85,987	289,377
Kuang-Chi Technologies, Cl A*	241,490	840,388
Liaoning Cheng Da, Cl A	171,509	656,380
Midea Group, Cl A	394,839	4,257,947
NavInfo, Cl A*	255,679	436,564
Ningbo Joyson Electronic, Cl A	153,375	414,450
Ningbo Tuopu Group, Cl A	123,520	697,408
Offcn Education Technology, Cl A*	253,495	425,764
Oppein Home Group, Cl A	56,305	1,141,716
SAIC Motor, Cl A	873,113	2,581,190
Sailun Group, Cl A	343,535	609,996
Shandong Linglong Tyre, Cl A	153,988	841,279
Shanghai Jinjiang International Hotels, Cl A	102,500	721,819
Shanghai Yuyuan Tourist Mart Group, Cl A	362,769	573,888
Shenzhen MTC, Cl A*	507,500	389,236
Shenzhen Overseas Chinese Town, Cl A	919,382	1,066,962
Songcheng Performance Development, Cl A	293,081	639,383
Suning.com, Cl A*	1,043,659	806,920
Suofeiya Home Collection, Cl A	51,184	131,886
TCL Technology Group, Cl A	1,572,900	1,525,620
Wangfujing Group, Cl A	112,737	518,793
Weifu High-Technology Group, Cl A	93,774	300,472
Wuchan Zhongda Group, Cl A	567,430	569,716
Xiamen Intretech, Cl A	73,058	381,477
Zhejiang Semir Garment, Cl A	251,988	298,293
Zhejiang Supor, Cl A*	61,065	441,950
		53,921,398
Consumer Staples — 16.3%
Angel Yeast, Cl A	93,410	726,120
Anhui Gujing Distillery, Cl A	45,850	1,694,475
Anhui Kouzi Distillery, Cl A	67,258	526,059
Beijing Dabeinong Technology Group, Cl A	464,200	543,748
Beijing Shunxin Agriculture, Cl A	83,190	455,521

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Beijing Yanjing Brewery, Cl A	315,942	$320,641
By-health, Cl A	190,598	833,977
C&S Paper, Cl A	146,958	393,466
Chacha Food, Cl A	56,815	409,167
Chongqing Brewery, Cl A*	54,288	1,103,845
Chongqing Fuling Zhacai Group, Cl A	99,483	474,294
DaShenLin Pharmaceutical Group, Cl A	88,553	581,893
Foshan Haitian Flavouring & Food, Cl A	393,568	6,707,853
Fu Jian Anjoy Foods, Cl A	27,351	813,622
Fujian Sunner Development, Cl A	139,533	466,984
Guangdong Haid Group, Cl A	186,229	1,944,815
Heilongjiang Agriculture, Cl A	199,300	467,834
Henan Shuanghui Investment & Development, Cl A	323,697	1,361,694
Inner Mongolia Yili Industrial Group, Cl A	681,875	3,983,063
Jiangsu King’s Luck Brewery JSC, Cl A	140,607	986,907
Jiangsu Yanghe Brewery Joint-Stock, Cl A	168,918	4,346,746
Jiangxi Zhengbang Technology, Cl A	352,813	515,499
JiuGui Liquor, Cl A	36,400	1,397,176
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	89,314	440,619
Juewei Food, Cl A	68,900	682,701
Kweichow Moutai, Cl A	140,789	39,920,030
Laobaixing Pharmacy Chain JSC, Cl A	45,860	332,545
Luzhou Laojiao, Cl A	164,246	5,638,926
Muyuan Foods, Cl A	589,945	4,744,057
New Hope Liuhe, Cl A*	505,051	1,155,029
Proya Cosmetics, Cl A	22,559	606,444
Qianhe Condiment and Food, Cl A	89,500	272,494
Shanghai Bailian Group, Cl A	179,900	402,224
Shanghai Bairun Investment Holding Group, Cl A	84,134	971,047
Shanghai Jahwa United, Cl A	76,000	516,362
Shanxi Xinghuacun Fen Wine Factory, Cl A	136,796	6,687,192
Sichuan Swellfun, Cl A	54,721	1,078,056
Toly Bread, Cl A	106,736	480,758
Tongwei, Cl A	504,580	3,982,539
Tsingtao Brewery, Cl A	79,524	992,264
Wens Foodstuffs Group*	714,441	1,601,792
Wuliangye Yibin, Cl A	435,179	14,792,984
Yifeng Pharmacy Chain, Cl A	80,606	650,443
Yihai Kerry Arawana Holdings, Cl A	141,815	1,525,379
Yixintang Pharmaceutical Group, Cl A	66,800	311,747

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Yonghui Superstores, Cl A	1,066,754	$647,920
Yuan Longping High-tech Agriculture, Cl A*	147,657	490,283
		119,979,234
Energy — 2.3%
China Merchants Energy Shipping, Cl A	906,710	775,494
China Petroleum & Chemical, Cl A	3,570,684	2,467,501
China Shenhua Energy, Cl A	739,478	2,596,308
COSCO SHIPPING Energy Transportation, Cl A	388,604	412,448
Guanghui Energy, Cl A*	757,129	1,018,264
Offshore Oil Engineering, Cl A	495,640	367,852
PetroChina, Cl A	2,420,195	2,253,698
Shaanxi Coal Industry, Cl A	1,120,998	2,570,619
Shanxi Coking Coal Energy Group, Cl A	459,192	843,821
Shanxi Lu’an Environmental Energy Development, Cl A	335,362	779,947
Shanxi Meijin Energy, Cl A*	479,100	799,490
Yantai Jereh Oilfield Services Group, Cl A	107,359	805,442
Yanzhou Coal Mining, Cl A	277,803	1,247,832
		16,938,716
Financials — 18.7%
Agricultural Bank of China, Cl A	8,350,407	3,803,873
AVIC Industry-Finance Holdings, Cl A*	999,952	593,402
Bank of Beijing, Cl A	2,370,098	1,601,120
Bank of Chengdu, Cl A	404,900	744,053
Bank of China, Cl A	3,937,800	1,860,906
Bank of Communications, Cl A	4,399,999	3,067,864
Bank of Hangzhou, Cl A	664,780	1,537,831
Bank of Jiangsu, Cl A	1,655,653	1,493,012
Bank of Nanjing, Cl A	1,121,826	1,573,060
Bank of Ningbo, Cl A	673,544	3,668,279
Bank of Shanghai, Cl A	1,592,601	1,803,829
BOC International China, Cl A	207,600	483,135
Caitong Securities, Cl A	402,308	673,838
Changjiang Securities, Cl A	619,872	734,742
China Construction Bank, Cl A	1,075,426	994,777
China Everbright Bank, Cl A	4,635,684	2,434,919
China Galaxy Securities, Cl A	481,749	782,263
China Great Wall Securities, Cl A	289,868	531,769
China Life Insurance, Cl A	311,239	1,437,081
China Merchants Bank, Cl A	2,312,501	18,076,492
China Merchants Securities, Cl A	832,047	2,361,807
China Minsheng Banking, Cl A	3,975,340	2,408,364

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
China Pacific Insurance Group, Cl A	767,340	$3,226,775
China Zheshang Bank, Cl A	1,873,700	1,030,623
Chongqing Rural Commercial Bank, Cl A	991,400	592,935
CITIC Securities, Cl A	1,193,710	4,675,703
CSC Financial, Cl A	485,400	2,323,963
Dongxing Securities, Cl A	309,210	542,819
East Money Information, Cl A	1,158,619	6,170,086
Everbright Securities, Cl A	437,933	1,053,780
First Capital Securities, Cl A	471,117	528,492
Founder Securities, Cl A	922,811	1,169,599
GF Securities, Cl A	663,596	2,155,093
Guangzhou Yuexiu Financial Holdings Group, Cl A	277,749	363,648
Guolian Securities, Cl A	180,800	371,741
Guosen Securities, Cl A	718,416	1,315,723
Guotai Junan Securities, Cl A	842,614	2,327,829
Guoyuan Securities, Cl A	489,163	587,390
Haitong Securities, Cl A	1,082,287	2,035,786
Hithink RoyalFlush Information Network, Cl A	60,300	1,120,137
Huaan Securities, Cl A	527,740	438,284
Huatai Securities, Cl A	824,795	2,171,253
Huaxi Securities, Cl A	294,231	438,565
Huaxia Bank, Cl A	1,437,415	1,240,533
Hubei Biocause Pharmaceutical, Cl A	553,845	287,478
Industrial & Commercial Bank of China, Cl A	7,052,226	5,091,939
Industrial Bank, Cl A	2,328,822	6,603,260
Industrial Securities, Cl A	750,658	1,144,480
Jiangsu Changshu Rural Commercial Bank, Cl A	307,249	305,154
Nanjing Securities, Cl A	413,240	637,724
New China Life Insurance, Cl A	233,766	1,454,608
Northeast Securities, Cl A	262,364	350,821
Orient Securities, Cl A	668,835	1,567,938
Pacific Securities, Cl A*	764,100	385,957
People’s Insurance Group of China, Cl A	663,194	519,951
Ping An Bank, Cl A	2,175,441	6,043,641
Ping An Insurance Group of China, Cl A	1,214,334	9,099,039
Postal Savings Bank of China, Cl A	2,981,100	2,346,450
Qingdao Rural Commercial Bank, Cl A	622,749	375,347
SDIC Capital, Cl A	720,293	982,116
Sealand Securities, Cl A	610,347	388,678
Shanghai Pudong Development Bank, Cl A	3,290,387	4,588,392
Shanxi Securities, Cl A	402,395	409,004

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Shenwan Hongyuan Group, Cl A	2,526,281	$2,152,858
Sinolink Securities, Cl A	339,000	599,842
SooChow Securities, Cl A	434,993	671,968
Southwest Securities, Cl A	744,900	589,780
Tianfeng Securities, Cl A	971,400	656,230
Western Securities, Cl A	501,033	642,788
Zheshang Securities, Cl A	434,782	838,710
Zhongtai Securities, Cl A	651,000	966,312
		138,247,638
Health Care — 10.8%
Aier Eye Hospital Group, Cl A	599,053	4,956,528
Apeloa Pharmaceutical, Cl A	132,097	781,448
Asymchem Laboratories Tianjin, Cl A	27,224	1,880,877
Autobio Diagnostics, Cl A	65,682	542,431
Beijing Tiantan Biological Products, Cl A	153,933	763,464
Beijing Wantai Biological Pharmacy Enterprise, Cl A	45,400	1,561,636
Betta Pharmaceuticals, Cl A	46,300	671,543
BGI Genomics, Cl A*	46,420	629,411
CanSino Biologics, Cl A*	10,722	562,830
Changchun High & New Technology Industry Group, Cl A	45,362	1,930,450
China National Medicines, Cl A	84,600	384,331
China Resources Sanjiu Medical & Pharmaceutical, Cl A	109,747	480,887
Chongqing Zhifei Biological Products, Cl A	179,313	4,417,256
Daan Gene, Cl A	157,341	452,715
Dong-E-E-Jiao, Cl A	500	2,713
Dong-E-E-Jiao, Cl E	72,809	395,068
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	157,639	727,133
Guangzhou Kingmed Diagnostics Group, Cl A	51,839	822,645
Guangzhou Wondfo Biotech, Cl A	49,882	332,340
Hangzhou Tigermed Consulting, Cl A	42,010	1,132,591
Huadong Medicine, Cl A	196,139	901,984
Hualan Biological Engineering, Cl A	204,557	884,280
Humanwell Healthcare Group, Cl A	183,100	571,939
Imeik Technology Development, Cl A	20,171	1,852,738
Intco Medical Technology, Cl A	59,181	537,617
Jafron Biomedical, Cl A	90,147	817,944
Jiangsu Hengrui Medicine, Cl A	717,176	5,581,616
Jiangsu Yuyue Medical Equipment & Supply, Cl A	112,336	564,117
Jilin Aodong Pharmaceutical Group, Cl A	130,395	340,231
Joincare Pharmaceutical Group Industry, Cl A	219,334	386,740
Joinn Laboratories China, Cl A	35,680	873,480

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Jointown Pharmaceutical Group, Cl A	210,077	$503,872
Lepu Medical Technology Beijing, Cl A	199,711	830,221
Livzon Pharmaceutical Group, Cl A	69,693	419,087
Maccura Biotechnology, Cl A	62,416	278,715
Meinian Onehealth Healthcare Holdings, Cl A*	438,808	504,486
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	136,094	759,124
Ovctek China, Cl A	95,340	1,206,301
Pharmaron Beijing, Cl A	74,000	2,469,839
Shandong Buchang Pharmaceuticals, Cl A	127,955	365,586
Shandong Pharmaceutical Glass	400	1,847
Shandong Pharmaceutical Glass, Cl A	66,309	306,168
Shanghai Fosun Pharmaceutical Group, Cl A	225,424	1,826,724
Shanghai Pharmaceuticals Holding, Cl A	215,559	638,929
Shanghai RAAS Blood Products, Cl A	755,645	798,497
Shenzhen Hepalink Pharmaceutical Group, Cl A	116,500	279,787
Shenzhen Kangtai Biological Products, Cl A	76,918	1,312,516
Shenzhen Mindray Bio-Medical Electronics, Cl A	136,251	8,136,637
Shenzhen Salubris Pharmaceuticals, Cl A*	124,966	560,547
Shijiazhuang Yiling Pharmaceutical, Cl A	188,936	486,831
Sichuan Kelun Pharmaceutical, Cl A	159,770	444,851
Tonghua Dongbao Pharmaceutical, Cl A	228,006	371,649
Topchoice Medical, Cl A*	35,906	1,680,249
Walvax Biotechnology, Cl A	173,344	1,696,913
Winning Health Technology Group, Cl A	239,763	539,782
WuXi AppTec, Cl A	287,342	6,802,890
Yifan Pharmaceutical, Cl A	138,421	336,509
Yunnan Baiyao Group, Cl A	143,181	2,169,456
Zhangzhou Pientzehuang Pharmaceutical, Cl A	67,650	3,964,244
Zhejiang Huahai Pharmaceutical, Cl A	163,022	446,328
Zhejiang Jiuzhou Pharmaceutical, Cl A	93,192	795,468
Zhejiang NHU, Cl A	289,061	1,203,003
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	58,691	532,893
		79,410,932
Industrials — 14.9%
AECC Aero-Engine Control, Cl A	128,400	478,864
AECC Aviation Power, Cl A	298,845	2,462,902
Air China, Cl A*	744,510	858,251
AVIC Electromechanical Systems, Cl A	435,493	893,388
AVICOPTER, Cl A	66,100	569,439
Beijing New Building Materials, Cl A	189,428	937,748
Beijing Originwater Technology, Cl A	354,778	427,119

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Beijing United Information Technology, Cl A	38,600	$682,527
Beijing-Shanghai High Speed Railway, Cl A	4,587,400	3,383,332
China Baoan Group, Cl A	289,100	859,148
China Eastern Airlines, Cl A*	1,255,800	916,457
China National Chemical Engineering, Cl A	670,400	1,121,835
China Railway Group, Cl A	2,282,800	2,001,960
China Southern Airlines, Cl A*	1,420,702	1,272,336
China State Construction Engineering, Cl A	4,702,400	3,497,292
Contemporary Amperex Technology, Cl A	261,133	21,271,375
COSCO SHIPPING Holdings, Cl A*	1,410,493	3,776,467
CRRC, Cl A	2,700,000	2,597,924
Dongfang Electric, Cl A	313,786	889,724
Eve Energy, Cl A	211,745	3,249,010
Fangda Carbon New Material, Cl A	426,662	670,997
Gotion High-tech, Cl A*	143,568	1,056,406
Guangdong Kinlong Hardware Products, Cl A	36,018	766,624
Hangzhou Oxygen Plant Group, Cl A	108,100	473,670
Hefei Meiya Optoelectronic Technology, Cl A	75,824	446,790
Hongfa Technology, Cl A	83,472	806,784
Jiangsu Hengli Hydraulic, Cl A	146,310	1,917,400
Jiangsu Zhongtian Technology, Cl A	343,677	484,577
Metallurgical Corp of China, Cl A	2,001,321	1,348,892
Ming Yang Smart Energy Group, Cl A	218,700	845,455
NARI Technology, Cl A	621,701	3,459,139
Power Construction Corp of China, Cl A	1,714,991	2,250,693
Riyue Heavy Industry, Cl A	108,500	581,670
Sany Heavy Industry, Cl A	951,029	3,748,711
SF Holding, Cl A	510,759	5,171,692
Shanghai Construction Group, Cl A	998,230	634,141
Shanghai Electric Group, Cl A	1,432,844	1,154,445
Shanghai International Airport, Cl A*	107,959	740,190
Shanghai International Port Group, Cl A	1,039,108	980,503
Shanghai M&G Stationery, Cl A	103,955	1,094,958
Shenzhen Inovance Technology, Cl A	289,211	2,823,101
Sichuan Road & Bridge, Cl A (A)(B)(C)	535,300	700,020
Sinotrans, Cl A	491,022	415,398
Spring Airlines, Cl A*	102,761	869,027
Sungrow Power Supply, Cl A	163,278	3,753,825
Sunwoda Electronic, Cl A	182,300	1,056,402
Suzhou Gold Mantis Construction Decoration, Cl A	300,841	294,128
Suzhou Maxwell Technologies, Cl A	11,520	1,087,974

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
TBEA, Cl A	416,389	$1,564,524
Topsec Technologies Group, Cl A	132,770	329,148
Weichai Power, Cl A	760,471	2,021,953
Wuxi Shangji Automation, Cl A	30,900	1,338,170
XCMG Construction Machinery, Cl A	878,187	951,120
Xiamen C & D, Cl A	321,018	415,821
Xinjiang Goldwind Science & Technology, Cl A	386,900	1,042,484
Yantai Eddie Precision Machinery, Cl A	94,385	526,766
YTO Express Group, Cl A	354,200	764,488
Yunda Holding, Cl A	324,962	969,247
Yutong Bus, Cl A	253,636	445,258
Zhefu Holding Group, Cl A*	602,000	705,163
Zhejiang Chint Electrics, Cl A*	241,058	2,114,020
Zhejiang Dingli Machinery, Cl A	54,440	594,673
Zhejiang HangKe Technology, Cl A	44,952	576,352
Zhejiang Sanhua Intelligent Controls, Cl A*	402,600	1,419,767
Zhejiang Weixing New Building Materials, Cl A	178,443	466,982
Zhuzhou Kibing Group, Cl A	301,100	808,501
Zoomlion Heavy Industry Science and Technology, Cl A*	792,860	1,013,495
		109,848,642
Information Technology — 13.6%
360 Security Technology, Cl A*	800,953	1,474,330
Addsino, Cl A	179,971	420,230
Advanced Micro-Fabrication Equipment China, Cl A*	68,952	1,621,772
Avary Holding Shenzhen, Cl A	172,700	891,864
Beijing BDStar Navigation, Cl A*	56,899	356,257
Beijing E-Hualu Information Technology, Cl A	72,844	335,665
Beijing Kingsoft Office Software, Cl A	43,065	1,890,483
Beijing Shiji Information Technology, Cl A	112,079	442,482
Beijing Sinnet Technology, Cl A	173,016	345,013
Beijing Yuanliu Hongyuan Electronic Technology, Cl A	25,900	605,965
BOE Technology Group, Cl A	4,205,145	3,290,360
Chaozhou Three-Circle Group, Cl A	203,631	1,170,547
China Greatwall Technology Group, Cl A	328,281	670,906
China National Software & Service, Cl A	55,442	424,190
China Railway Signal & Communication, Cl A*	805,350	643,881
China TransInfo Technology, Cl A	177,225	405,854
DHC Software, Cl A	349,219	411,769
Fiberhome Telecommunication Technologies, Cl A	126,838	346,672
Flat Glass Group, Cl A	158,500	1,133,371
Foxconn Industrial Internet, Cl A	816,819	1,470,628

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
GCL System Integration Technology, Cl A*	656,440	$417,013
Gigadevice Semiconductor Beijing, Cl A	74,462	1,672,799
GoerTek, Cl A	382,949	2,557,344
GRG Banking Equipment, Cl A	278,367	423,114
Guangzhou Haige Communications Group, Cl A	258,365	409,925
Guangzhou Shiyuan Electronic Technology, Cl A	74,879	909,013
Hangzhou First Applied Material, Cl A	103,494	2,033,319
Hangzhou Silan Microelectronics, Cl A	147,100	1,301,199
Huagong Tech, Cl A	112,703	510,080
Hundsun Technologies, Cl A	163,816	1,453,886
Iflytek, Cl A	257,920	2,114,032
Ingenic Semiconductor, Cl A	52,580	1,046,875
Inspur Electronic Information Industry, Cl A	163,000	720,291
JA Solar Technology, Cl A	178,907	1,828,156
JCET Group, Cl A	199,500	991,318
Lakala Payment, Cl A	89,685	343,649
Lens Technology, Cl A	557,566	1,807,295
Leyard Optoelectronic, Cl A	285,064	457,587
Lingyi iTech Guangdong, Cl A*	791,200	791,936
LONGi Green Energy Technology, Cl A*	606,779	7,754,436
Luxshare Precision Industry, Cl A	786,677	4,352,686
Maxscend Microelectronics, Cl A	37,376	2,038,480
Montage Technology, Cl A	84,526	778,074
National Silicon Industry Group, Cl A*	231,699	1,028,896
NAURA Technology Group, Cl A	55,617	3,151,314
Ninestar, Cl A	120,400	696,768
OFILM Group, Cl A*	362,105	471,286
Raytron Technology, Cl A	49,885	677,861
Sanan Optoelectronics, Cl A	502,131	2,465,530
Sangfor Technologies, Cl A	46,410	1,686,983
SG Micro, Cl A	26,342	1,358,037
Shanghai Baosight Software, Cl A	125,113	1,279,432
Shengyi Technology, Cl A	256,816	861,889
Shennan Circuits, Cl A	54,843	805,735
Shenzhen Goodix Technology, Cl A	51,329	881,039
Shenzhen Kaifa Technology, Cl A	174,962	380,883
Shenzhen SC New Energy Technology, Cl A	38,927	828,722
Shenzhen Sunlord Electronics, Cl A	90,400	475,251
Shenzhen Sunway Communication, Cl A	108,445	378,734
StarPower Semiconductor, Cl A	17,900	1,130,523
Suzhou Dongshan Precision Manufacturing, Cl A	191,692	620,163

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Thunder Software Technology, Cl A	47,417	$919,760
Tianjin 712 Communication & Broadcasting, Cl A	86,540	492,905
Tianjin Zhonghuan Semiconductor, Cl A	339,974	2,416,271
Tianma Microelectronics, Cl A	275,478	579,213
Tianshui Huatian Technology, Cl A	307,139	575,350
TongFu Microelectronics, Cl A	148,985	437,906
Unigroup Guoxin Microelectronics, Cl A	67,975	2,178,065
Unisplendour, Cl A	320,594	1,238,862
Universal Scientific Industrial Shanghai, Cl A	165,100	354,553
Will Semiconductor Shanghai, Cl A	97,328	3,658,622
Wingtech Technology, Cl A	139,600	2,025,866
Wuhan Guide Infrared, Cl A	263,090	953,059
Wuhu Token Science, Cl A	275,200	315,964
WUS Printed Circuit Kunshan, Cl A	212,675	369,397
Wuxi Lead Intelligent Equipment, Cl A	87,648	948,184
Yealink Network Technology, Cl A	101,221	1,274,280
Yonyou Network Technology, Cl A	366,590	1,881,799
Zhejiang Dahua Technology, Cl A	335,823	1,234,231
Zhejiang Jingsheng Mechanical & Electrical, Cl A	144,091	1,436,669
Zhongji Innolight, Cl A	79,910	431,865
ZTE, Cl A	432,494	2,220,100
		100,186,713
Materials — 10.6%
Aluminum Corp of China, Cl A*	1,466,100	1,760,501
Anhui Conch Cement, Cl A	448,409	2,834,690
Anhui Honglu Steel Construction Group, Cl A	58,684	399,168
Baoshan Iron & Steel, Cl A	2,496,304	3,365,021
BBMG, Cl A	934,812	408,455
Chifeng Jilong Gold Mining, Cl A*	186,500	443,566
China Jushi, Cl A	448,792	1,222,461
China Molybdenum, Cl A	1,980,318	1,853,288
China Northern Rare Earth Group High-Tech, Cl A	410,621	2,816,577
Ganfeng Lithium, Cl A	128,865	3,253,372
GEM, Cl A	536,200	928,837
Guangdong Hongda Blasting, Cl A	83,998	353,093
Guangzhou Tinci Materials Technology, Cl A	106,776	2,516,698
Hengli Petrochemical, Cl A	657,602	2,653,232
Hengyi Petrochemical, Cl A	412,707	735,378
Hesteel, Cl A	1,190,359	512,736
Huafon Chemical, Cl A	519,400	979,408
Huaxin Cement, Cl A	152,660	483,715

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Hunan Valin Steel, Cl A	687,082	$705,819
Inner Mongolia BaoTou Steel Union, Cl A*	5,110,100	2,509,919
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	945,945	838,364
Jiangsu Eastern Shenghong, Cl A	361,300	1,574,180
Jiangsu Shagang, Cl A	247,334	262,893
Jiangsu Yangnong Chemical, Cl A	34,699	563,711
Jiangsu Yoke Technology, Cl A	51,900	614,051
Jiangxi Copper, Cl A	232,671	881,799
Kingfa Sci & Tech, Cl A	288,526	655,822
LB Group, Cl A	251,088	1,116,941
Luxi Chemical Group, Cl A	213,500	621,909
Ningxia Baofeng Energy Group, Cl A	685,100	1,706,912
Pangang Group Vanadium Titanium & Resources, Cl A*	962,931	714,664
Rongsheng Petrochemical, Cl A	1,135,113	3,306,495
Shandong Gold Mining, Cl A	405,142	1,230,994
Shandong Hualu Hengsheng Chemical, Cl A	237,099	1,209,742
Shandong Nanshan Aluminum, Cl A	1,339,690	907,103
Shandong Sun Paper Industry JSC, Cl A	294,238	545,256
Shanghai Putailai New Energy Technology, Cl A	77,872	2,075,300
Shanxi Taigang Stainless Steel, Cl A	638,532	960,667
Shenghe Resources Holding, Cl A	196,800	612,904
Shenzhen Capchem Technology, Cl A	46,078	1,106,615
Sinoma Science & Technology, Cl A	188,099	1,031,717
Sinopec Shanghai Petrochemical, Cl A	684,640	450,840
Skshu Paint, Cl A	42,158	653,207
Tangshan Jidong Cement, Cl A	158,520	316,107
Tongkun Group, Cl A	256,422	871,692
Tongling Nonferrous Metals Group, Cl A	1,199,804	726,872
Transfar Zhilian, Cl A	370,679	478,426
Wanhua Chemical Group, Cl A	351,973	5,821,679
Weihai Guangwei Composites, Cl A	58,077	589,589
Xiamen Tungsten, Cl A	158,980	583,304
Yintai Gold, Cl A	311,243	409,428
Yunnan Aluminium, Cl A*	350,700	805,838
Yunnan Energy New Material, Cl A	99,531	4,319,899
Zhejiang Huayou Cobalt, Cl A	135,959	2,178,209
Zhejiang Juhua, Cl A	302,604	700,012
Zhejiang Longsheng Group, Cl A	364,671	763,922
Zhejiang Satellite Petrochemical, Cl A	192,779	1,165,814
Zhongjin Gold, Cl A	543,379	704,692
Zijin Mining Group, Cl A	2,212,463	3,458,901
		78,272,404

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 2.1%
China Fortune Land Development, Cl A*(A)(B)(C)	452,530	$291,683
China Merchants Property Operation & Service, Cl A	118,875	287,149
China Merchants Shekou Industrial Zone Holdings, Cl A	888,208	1,780,820
China Vanke, Cl A	1,090,099	3,599,319
Financial Street Holdings, Cl A	335,087	311,515
Gemdale, Cl A	506,107	878,277
Greenland Holdings, Cl A	954,793	695,310
Jiangsu Zhongnan Construction Group, Cl A	423,741	292,168
Jinke Properties Group, Cl A	598,566	478,556
Poly Developments and Holdings Group, Cl A	1,341,758	2,916,775
RiseSun Real Estate Development, Cl A	487,450	364,039
Seazen Holdings, Cl A	253,460	1,464,052
Shanghai Lingang Holdings, Cl A	178,922	417,226
Shanghai Zhangjiang High-Tech Park Development, Cl A	173,645	454,157
Yango Group, Cl A	464,142	299,887
Youngor Group, Cl A	518,875	515,338
Zhejiang China Commodities City Group, Cl A	615,400	448,153
Zhongtian Financial Group, Cl A*	785,250	330,939
		15,825,363
Utilities — 2.2%
China National Nuclear Power, Cl A	1,630,700	1,821,715
China Yangtze Power, Cl A	2,549,336	8,690,020
ENN Natural Gas, Cl A	212,700	602,441
Huadian Power International, Cl A	760,985	557,710
Huaneng Power International, Cl A	821,910	1,053,176
SDIC Power Holdings, Cl A	780,852	1,459,107
Shenergy, Cl A	550,604	675,671
Shenzhen Energy Group, Cl A	444,452	655,591
Sichuan Chuantou Energy, Cl A	411,436	916,073
		16,431,504
TOTAL CHINA		737,530,023
TOTAL COMMON STOCK (Cost $585,521,518)		737,530,023
TOTAL INVESTMENTS — 100.0% (Cost $585,521,518)		737,530,023
OTHER ASSETS LESS LIABILITIES — 0.0%		244,604
NET ASSETS — 100%		$737,774,627
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2021 was $991,703 and represents 0.1% of Net Assets.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bosera MSCI China A Share ETF (concluded)

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of September 30, 2021 was $991,703 and represents 0.1% of Net Assets.

Cl — Class

JSC — Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of September 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$8,467,479	$—	$—	$8,467,479
Consumer Discretionary	53,921,398	—	—	53,921,398
Consumer Staples	119,979,234	—	—	119,979,234
Energy	16,938,716	—	—	16,938,716
Financials	138,247,638	—	—	138,247,638
Health Care	79,410,932	—	—	79,410,932
Industrials	109,148,622	—	700,020	109,848,642
Information Technology	100,186,713	—	—	100,186,713
Materials	78,272,404	—	—	78,272,404
Real Estate	15,533,680	—	291,683	15,825,363
Utilities	16,431,504	—	—	16,431,504
Total Common Stock	736,538,320	—	991,703	737,530,023
Total Investments in Securities	$736,538,320	$—	$991,703	$737,530,023
^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2021, the transfers in and out of Level 3 occurred due to a halt in trading of these securities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bloomberg China Bond Inclusion Index ETF

	Face Amount(A)	Value
CORPORATE OBLIGATIONS — 49.3%
CHINA — 49.3%
Basic Materials — 4.4%
China Baowu Steel Group, MTN
2.370%, 05/22/2023	4,000,000	$613,677

Energy — 4.5%
China National Petroleum, MTN
3.510%, 07/09/2022	4,000,000	623,186

Financials — 13.2%
China Everbright Bank
0.000%, 01/07/2022(B)	4,000,000	601,100
CITIC Securities
3.580%, 07/25/2022	4,000,000	623,643
Postal Savings Bank of China
3.300%, 10/28/2026	4,000,000	619,936
		1,844,679
Government — 4.4%
New Development Bank
3.000%, 02/26/2022	4,000,000	620,619

Industrial — 4.4%
China Railway Group, MTN
3.570%, 01/21/2022	4,000,000	621,498

Utilities — 18.4%
China Southern Power Grid, MTN
3.650%, 03/20/2022	3,000,000	466,508
3.300%, 01/17/2023	1,500,000	233,729
China Three Gorges, MTN
4.550%, 11/06/2021	4,000,000	620,987
State Grid Corp of China
2.820%, 06/23/2022	4,000,000	619,893
The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bloomberg China Bond Inclusion Index ETF (continued)

	Face Amount(A)	Value
CORPORATE OBLIGATIONS (continued)
Utilities (continued)
State Power Investment, MTN
3.550%, 10/22/2022	4,000,000	$624,302
		2,565,419
TOTAL CHINA		6,889,078
TOTAL CORPORATE OBLIGATIONS (Cost $6,868,921)		6,889,078

GLOBAL BONDS — 45.9%
China — 45.9%
Agricultural Development Bank of China
4.180%, 05/04/2022	2,590,000	405,096
3.060%, 08/05/2023	3,500,000	545,217
China Development Bank
4.040%, 04/10/2027	1,650,000	266,689
4.040%, 07/06/2028	1,650,000	267,198
3.430%, 01/14/2027	3,450,000	542,713
3.300%, 03/03/2026	2,360,000	370,546
3.090%, 06/18/2030	820,000	124,861
China Government Bond
4.080%, 10/22/2048	1,190,000	203,188
4.050%, 07/24/2047	930,000	157,355
3.390%, 03/16/2050	1,560,000	236,942
3.290%, 05/23/2029	1,600,000	254,708
3.280%, 12/03/2027	1,750,000	279,339
3.220%, 12/06/2025	3,260,000	515,427
3.020%, 10/22/2025	2,500,000	392,158
2.850%, 06/04/2027	3,760,000	583,147
2.750%, 08/08/2022	2,240,000	348,262
1.990%, 04/09/2025	1,710,000	258,816
Export-Import Bank of China
3.860%, 05/20/2029	1,030,000	165,320
3.230%, 03/23/2030	1,160,000	177,601
2.930%, 03/02/2025	1,240,000	192,055
2.050%, 04/07/2022	840,000	129,935
		6,416,573
TOTAL GLOBAL BONDS (Cost $6,462,604)		6,416,573
TOTAL INVESTMENTS — 95.2% (Cost $13,331,525)		13,305,651
OTHER ASSETS LESS LIABILITIES — 4.8%		674,739
NET ASSETS — 100%		$13,980,390

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Bloomberg China Bond Inclusion Index ETF (concluded)

(A)   In CNY unless otherwise indicated.

(B)   The rate reported on the Schedule of Investments is the effective yield at time of purchase.

CNY — Chinese Yuan

MTN — Medium Term Note

As of September 30, 2021, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.4%‡
CHINA — 98.7%
Communication Services — 12.6%
Autohome ADR	1,029	$48,291
Baidu ADR*	1,802	277,058
Focus Media Information Technology, Cl A	28,600	32,438
Hello Group ADR*	947	10,019
iQIYI ADR*	2,495	20,035
JOYY ADR	423	23,193
Kingsoft	28,000	111,681
NetEase ADR	3,240	276,696
Oriental Pearl Group, Cl A	14,440	17,563
Tencent Holdings	34,558	2,048,269
Tencent Music Entertainment Group ADR*	2,516	18,241
Weibo ADR*	436	20,706
		2,904,190
Consumer Discretionary — 26.0%
Alibaba Group Holding*	93,224	1,702,896
ANTA Sports Products	15,000	282,864
Brilliance China Automotive Holdings*(A)(B)(C)	28,000	26,257
BYD, Cl A	4,600	177,835
BYD, Cl H	7,500	234,115
China Grand Automotive Services Group, Cl A*	5,100	2,363
China Tourism Group Duty Free, Cl A	4,500	181,283
Chongqing Changan Automobile, Cl A	44,160	114,266
Dongfeng Motor Group, Cl H*	30,000	26,784
Fuyao Glass Industry Group, Cl A	16,500	108,014
Geely Automobile Holdings	44,000	126,325

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Great Wall Motor, Cl H	45,500	$167,747
Guangzhou Automobile Group, Cl H	32,000	28,281
Haier Smart Home, Cl A	16,600	67,259
Haier Smart Home, Cl H	21,800	76,870
Huayu Automotive Systems, Cl A	9,100	32,176
Huazhu Group ADR*	1,566	71,817
JD.com ADR*	7,848	566,939
Meituan, Cl B*	19,500	617,716
NavInfo, Cl A*	13,500	23,051
New Oriental Education & Technology Group ADR*	13,500	27,675
NIO ADR*	14,502	516,706
Pinduoduo ADR*	2,338	211,986
SAIC Motor, Cl A	14,857	43,922
Shenzhen Overseas Chinese Town, Cl A	54,800	63,597
Shenzhou International Group Holdings	7,500	159,737
Suning.com, Cl A*	25,600	19,793
Suofeiya Home Collection, Cl A	6,100	15,718
TAL Education Group ADR*	2,639	12,773
Trip.com Group ADR*	3,916	120,417
Vipshop Holdings ADR*	3,855	42,945
Yum China Holdings	2,416	140,394
		6,010,521
Consumer Staples — 8.6%
Anhui Gujing Distillery, Cl A	2,800	103,480
China Mengniu Dairy	19,000	122,401
China Resources Beer Holdings	28,000	206,817
Foshan Haitian Flavouring & Food, Cl A	7,708	131,373
Guangdong Haid Group, Cl A	10,300	107,564
Henan Shuanghui Investment & Development, Cl A	10,300	43,329
Inner Mongolia Yili Industrial Group, Cl A	15,100	88,204
Jiangsu Yanghe Brewery Joint-Stock, Cl A	3,100	79,772
Kweichow Moutai, Cl A	1,600	453,672
Luzhou Laojiao, Cl A	4,500	154,495
Muyuan Foods, Cl A	16,802	135,114
New Hope Liuhe, Cl A*	27,000	61,748
Shanxi Xinghuacun Fen Wine Factory, Cl A	3,760	183,805
Sun Art Retail Group	22,500	10,405
Tingyi Cayman Islands Holding	28,000	52,082
Want Want China Holdings	45,000	34,048
Yonghui Superstores, Cl A	31,500	19,132
		1,987,441

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Energy — 2.2%
China Oilfield Services, Cl H	30,000	$28,633
China Petroleum & Chemical, Cl A	93,200	64,405
China Petroleum & Chemical, Cl H	184,500	91,484
China Shenhua Energy, Cl H	22,500	52,661
Offshore Oil Engineering, Cl A	37,600	27,906
PetroChina, Cl A	34,400	32,034
PetroChina, Cl H	147,984	70,146
Shaanxi Coal Industry, Cl A	24,000	55,036
Shanxi Lu’an Environmental Energy Development, Cl A	15,000	34,885
Yanzhou Coal Mining, Cl H	30,000	56,804
		513,994
Financials — 19.2%
Agricultural Bank of China, Cl A	136,600	62,226
Agricultural Bank of China, Cl H	210,397	72,433
AVIC Industry-Finance Holdings, Cl A*	45,100	26,764
Bank of Beijing, Cl A	58,500	39,520
Bank of China, Cl A	72,500	34,262
Bank of China, Cl H	481,396	170,676
Bank of Communications, Cl A	90,000	62,752
Bank of Communications, Cl H	61,000	36,202
Bank of Hangzhou, Cl A	28,600	66,160
Bank of Jiangsu, Cl A	46,600	42,022
Bank of Nanjing, Cl A	30,100	42,207
Bank of Ningbo, Cl A	14,800	80,604
Bank of Shanghai, Cl A	39,104	44,290
Changjiang Securities, Cl A	43,600	51,680
China Cinda Asset Management, Cl H	208,504	35,355
China CITIC Bank, Cl H	61,000	27,582
China Construction Bank, Cl A	25,600	23,680
China Construction Bank, Cl H	644,000	461,616
China Everbright Bank, Cl A	112,500	59,091
China Galaxy Securities, Cl H	75,500	43,935
China Huarong Asset Management, Cl H*(A)(B)(C)	298,000	34,070
China Life Insurance, Cl H	45,483	74,669
China Merchants Bank, Cl A	36,100	282,189
China Merchants Bank, Cl H	29,000	231,154
China Merchants Securities, Cl A	19,500	55,352
China Minsheng Banking, Cl A	101,200	61,310
China Minsheng Banking, Cl H	68,000	27,341
China Pacific Insurance Group, Cl A	10,600	44,575
China Pacific Insurance Group, Cl H	21,200	63,045

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
China Taiping Insurance Holdings	12,200	$18,555
CITIC Securities, Cl A	23,900	93,615
CITIC Securities, Cl H	15,000	38,229
Everbright Securities, Cl A	21,000	50,531
Far East Horizon	16,000	16,237
Founder Securities, Cl A	36,000	45,627
GF Securities, Cl A	19,100	62,029
GF Securities, Cl H	30,000	52,334
Guosen Securities, Cl A	24,000	43,954
Guotai Junan Securities, Cl A	16,500	45,583
Haitong Securities, Cl A	25,500	47,966
Huatai Securities, Cl A	23,400	61,600
Huatai Securities, Cl H	18,200	28,102
Huaxia Bank, Cl A	39,100	33,744
Hubei Biocause Pharmaceutical, Cl A	25,600	13,288
Industrial & Commercial Bank of China, Cl A	135,500	97,835
Industrial & Commercial Bank of China, Cl H	433,441	241,090
Industrial Bank, Cl A	40,600	115,119
Industrial Securities, Cl A	55,469	84,570
New China Life Insurance, Cl A	4,500	28,001
New China Life Insurance, Cl H	9,100	26,886
Noah Holdings ADR*	931	34,568
Orient Securities, Cl A	28,500	66,812
People’s Insurance Group of China, Cl H	60,452	18,793
PICC Property & Casualty, Cl H	57,510	55,776
Ping An Bank, Cl A	41,991	116,656
Ping An Insurance Group of China, Cl A	20,800	155,855
Ping An Insurance Group of China, Cl H	37,500	256,514
Shanghai Pudong Development Bank, Cl A	60,000	83,669
Shenwan Hongyuan Group, Cl A	67,600	57,608
		4,447,908
Health Care — 6.7%
3SBio*	15,000	14,741
Alibaba Health Information Technology*	32,000	46,039
Beijing Tongrentang, Cl A	1,544	7,502
Changchun High & New Technology Industry Group, Cl A	2,800	119,158
China Medical System Holdings	16,000	29,186
China Traditional Chinese Medicine Holdings	32,000	16,237
CSPC Pharmaceutical Group	69,520	83,410
Dong-E-E-Jiao, Cl E	6,000	32,557
Genscript Biotech*	28,000	107,905

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	4,600	$21,218
Huadong Medicine, Cl A	5,880	27,040
Hualan Biological Engineering, Cl A	12,080	52,221
Hutchmed China ADR*	2,040	74,684
Jiangsu Hengrui Medicine, Cl A	12,616	98,187
Meinian Onehealth Healthcare Holdings, Cl A*	14,860	17,084
Shanghai Fosun Pharmaceutical Group, Cl A	7,600	61,587
Shanghai Fosun Pharmaceutical Group, Cl H	7,000	36,013
Shanghai Pharmaceuticals Holding, Cl A	15,000	44,461
Sichuan Kelun Pharmaceutical, Cl A	4,600	12,808
Sinopharm Group, Cl H	12,000	31,292
Tasly Pharmaceutical Group, Cl A	1,500	3,091
Tonghua Dongbao Pharmaceutical, Cl A	10,500	17,115
Wuxi Biologics Cayman*	18,000	292,499
Yunnan Baiyao Group, Cl A	3,000	45,455
Zai Lab ADR*	438	46,161
Zhangzhou Pientzehuang Pharmaceutical, Cl A	2,800	164,078
Zhejiang NHU, Cl A	10,760	44,781
		1,546,510
Industrials — 6.6%
51job ADR*	273	18,982
AECC Aviation Power, Cl A	7,600	62,635
AVIC Electromechanical Systems, Cl A	15,000	30,772
Beijing Capital International Airport, Cl H*	28,000	16,509
China Conch Venture Holdings	15,000	69,464
China Eastern Airlines, Cl A*	51,100	37,292
China Energy Engineering, Cl H	81,137	13,133
China Everbright Environment Group	30,323	22,904
China Merchants Port Holdings	29,852	51,232
China Railway Group, Cl H	45,000	22,429
China Southern Airlines, Cl A*	46,300	41,465
CITIC	36,780	39,215
COSCO SHIPPING Holdings, Cl A*	74,020	198,182
Daqin Railway, Cl A	30,000	29,098
Fosun International	22,500	27,371
Guangzhou Baiyun International Airport, Cl A	13,000	21,633
Jiangsu Expressway, Cl H	30,000	30,406
Metallurgical Corp of China, Cl A	85,500	57,627
Power Construction Corp of China, Cl A	39,100	51,313
Sany Heavy Industry, Cl A	27,000	106,427
Shanghai International Airport, Cl A*	3,000	20,569

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Shanghai International Port Group, Cl A	27,000	$25,477
Shenzhen International Holdings	27,290	35,126
Suzhou Gold Mantis Construction Decoration, Cl A	16,600	16,230
Weichai Power, Cl A	34,388	91,431
Xinjiang Goldwind Science & Technology, Cl A	21,049	56,715
Yutong Bus, Cl A	13,544	23,776
Zhejiang Chint Electrics, Cl A*	7,500	65,773
Zhejiang Sanhua Intelligent Controls, Cl A*	20,912	73,746
Zhuzhou CRRC Times Electric, Cl H*	6,000	27,708
Zoomlion Heavy Industry Science and Technology, Cl A*	34,400	43,973
ZTO Express Cayman ADR*	2,836	86,952
		1,515,565
Information Technology — 5.9%
AAC Technologies Holdings	7,500	35,792
Aisino, Cl A	1,600	2,953
BOE Technology Group, Cl A	97,600	76,368
DHC Software, Cl A	19,600	23,111
GDS Holdings ADR*	586	33,173
Hanergy Thin Film Power Group*(A)(B)(C)	4,364	—
Hengtong Optic-electric, Cl A	6,600	14,112
Iflytek, Cl A	6,100	49,998
Kingboard Holdings	8,000	36,225
Kingdee International Software Group*	30,000	100,390
Lenovo Group	60,000	64,512
LONGi Green Energy Technology, Cl A*	16,592	212,040
Luxshare Precision Industry, Cl A	23,874	132,095
OFILM Group, Cl A*	13,482	17,547
Sanan Optoelectronics, Cl A	16,500	81,017
Sunny Optical Technology Group	5,900	155,218
Tianma Microelectronics, Cl A	15,000	31,539
TravelSky Technology, Cl H	14,000	26,976
Unigroup Guoxin Microelectronics, Cl A	4,300	137,781
Yonyou Network Technology, Cl A	10,625	54,541
Zhejiang Dahua Technology, Cl A	10,500	38,590
ZTE, Cl H	15,000	49,328
		1,373,306
Materials — 4.6%
Anhui Conch Cement, Cl A	7,500	47,412
Anhui Conch Cement, Cl H	12,000	64,743
Baoshan Iron & Steel, Cl A	56,600	76,297
BBMG, Cl A	58,500	25,561

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
China Molybdenum, Cl H	123,000	$76,632
China National Building Material, Cl H	32,000	43,326
China Northern Rare Earth Group High-Tech, Cl A	21,100	144,731
China Resources Cement Holdings	30,000	28,941
Ganfeng Lithium, Cl A	4,500	113,609
Hesteel, Cl A	66,000	28,429
Inner Mongolia BaoTou Steel Union, Cl A*	132,100	64,883
Rongsheng Petrochemical, Cl A	24,350	70,930
Shandong Hualu Hengsheng Chemical, Cl A	11,540	58,880
Sinopec Shanghai Petrochemical, Cl A	67,600	44,515
Tianqi Lithium, Cl A*	1,140	17,942
Zhejiang Huayou Cobalt, Cl A	2,880	46,141
Zhejiang Longsheng Group, Cl A	22,500	47,134
Zijin Mining Group, Cl A	37,600	58,783
		1,058,889
Real Estate — 3.6%
China Evergrande Group	15,000	5,684
China Fortune Land Development, Cl A*(A)(B)(C)	2,820	1,818
China Jinmao Holdings Group	60,000	21,581
China Merchants Shekou Industrial Zone Holdings, Cl A	18,000	36,089
China Overseas Land & Investment	36,839	83,950
China Resources Land	28,214	119,059
China Vanke, Cl A	17,943	59,245
China Vanke, Cl H	10,400	28,456
CIFI Holdings Group	61,195	41,663
Country Garden Holdings	73,612	76,121
Gemdale, Cl A	21,000	36,443
Greenland Holdings, Cl A	37,760	27,498
Guangzhou R&F Properties	36,000	27,654
KWG Group Holdings	21,773	21,285
Longfor Group Holdings	15,000	69,175
Poly Developments and Holdings Group, Cl A	25,600	55,650
Seazen Holdings, Cl A	6,000	34,658
Shimao Group Holdings	19,500	35,720
Sunac China Holdings	15,000	31,986
Xinhu Zhongbao, Cl A	54,700	25,765
		839,500
Utilities — 2.7%
Beijing Enterprises Water Group	60,000	23,585
China Gas Holdings	21,800	64,409
China Longyuan Power Group, Cl H	30,000	74,146

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
China Resources Gas Group	6,000	$31,524
China Resources Power Holdings	28,000	80,749
ENN Energy Holdings	4,582	75,575
Guangdong Investment	48,000	62,646
Huadian Power International, Cl A	51,000	37,377
Huaneng Power International, Cl H	105,077	56,556
SDIC Power Holdings, Cl A	27,000	50,452
Sichuan Chuantou Energy, Cl A	27,100	60,339
		617,358
TOTAL CHINA		22,815,182

HONG KONG — 0.7%
Communication Services — 0.2%
Alibaba Pictures Group*	300,000	33,913

Health Care — 0.3%
Sino Biopharmaceutical	73,500	60,993

Materials — 0.2%
Nine Dragons Paper Holdings	46,000	56,668
TOTAL HONG KONG		151,574
TOTAL COMMON STOCK (Cost $25,599,153)		22,966,756
TOTAL INVESTMENTS — 99.4% (Cost $25,599,153)		22,966,756
OTHER ASSETS LESS LIABILITIES — 0.6%		148,434
NET ASSETS — 100%		$23,115,190
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2021 was $62,145 and represents 0.3% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of September 30, 2021 was $62,145 and represents 0.3% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI All China Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$2,904,190	$—	$—	$2,904,190
Consumer Discretionary	5,981,901	2,363	26,257	6,010,521
Consumer Staples	1,987,441	—	—	1,987,441
Energy	513,994	—	—	513,994
Financials	4,413,838	—	34,070	4,447,908
Health Care	1,543,419	3,091	—	1,546,510
Industrials	1,515,565	—	—	1,515,565
Information Technology	1,373,306	—	—	1,373,306
Materials	1,058,889	—	—	1,058,889
Real Estate	837,682	—	1,818	839,500
Utilities	617,358	—	—	617,358
Hong Kong	151,574	—	—	151,574
Total Common Stock	22,899,157	5,454	62,145	22,966,756
Total Investments in Securities	$22,899,157	$5,454	$62,145	$22,966,756
^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2021, the transfers in and out of Level 3 occurred due to a halt in trading of these securities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 98.6%‡
CHINA — 48.2%
Energy — 1.9%
China Petroleum & Chemical, Cl H	338,000	$167,597
Guanghui Energy, Cl A*	26,800	36,043
		203,640
Financials — 3.8%
Bank of Chengdu, Cl A	16,000	29,402
Bank of Guiyang, Cl A	16,227	16,946
Bank of Hangzhou, Cl A	26,200	60,608
Bank of Jiangsu, Cl A	65,955	59,476
Bank of Nanjing, Cl A	43,991	61,686
Bank of Ningbo, Cl A	27,346	148,932
Chongqing Rural Commercial Bank, Cl H	33,425	12,194
Qingdao Rural Commercial Bank, Cl A	24,400	14,707
		403,951
Industrials — 25.8%
Beijing New Building Materials, Cl A	7,408	36,673
Beijing-Shanghai High Speed Railway, Cl A	181,400	133,787
China Communications Services, Cl H	34,000	18,868
China Conch Venture Holdings	24,000	111,142
China Energy Engineering, Cl H	64,510	10,441
China Lesso Group Holdings	16,000	25,651
China Railway Group, Cl H	56,500	28,161
China Railway Hi-tech Industry, Cl A	7,976	9,887
China State Construction Engineering, Cl A	184,700	137,366
Contemporary Amperex Technology, Cl A	10,200	830,872
Daqin Railway, Cl A	58,432	56,675
Dongfang Electric, Cl A	11,600	32,891
Gotion High-tech, Cl A*	5,300	38,999
Guangdong Kinlong Hardware Products, Cl A	1,300	27,670
Hangzhou Oxygen Plant Group, Cl A	4,100	17,965
Jiangsu Expressway, Cl H	18,000	18,244
The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Jiangsu Hengli Hydraulic, Cl A	5,700	$74,699
Metallurgical Corp of China, Cl A	78,200	52,707
Ming Yang Smart Energy Group, Cl A	8,400	32,473
NARI Technology, Cl A	23,500	130,754
Riyue Heavy Industry, Cl A	4,300	23,052
Sany Heavy Equipment International Holdings	15,000	17,766
Sany Heavy Industry, Cl A	39,200	154,516
Shanghai Construction Group, Cl A	39,100	24,839
Shanghai Electric Group, Cl A	54,300	43,750
Shanghai International Port Group, Cl A	38,210	36,055
Shenzhen Inovance Technology, Cl A	11,450	111,768
Shenzhen International Holdings	18,072	23,261
Sichuan Road & Bridge, Cl A (A)(B)(C)	21,300	27,854
Sinotruk Hong Kong	10,000	14,901
Suzhou Gold Mantis Construction Decoration, Cl A	11,700	11,439
Suzhou Maxwell Technologies, Cl A	400	37,777
TBEA, Cl A	14,975	56,266
Topsec Technologies Group, Cl A	5,100	12,643
Wuxi Shangji Automation, Cl A	1,200	51,968
XCMG Construction Machinery, Cl A	34,648	37,525
Xinjiang Goldwind Science & Technology, Cl H	10,600	22,331
Yangzijiang Shipbuilding Holdings	52,500	53,366
Yantai Eddie Precision Machinery, Cl A	3,980	22,213
Yutong Bus, Cl A	9,597	16,847
Zhefu Holding Group, Cl A*	23,200	27,176
Zhejiang Expressway, Cl H	22,000	18,143
Zhejiang Weixing New Building Materials, Cl A	7,100	18,581
Zhuzhou CRRC Times Electric, Cl H*	8,000	36,944
Zhuzhou Kibing Group, Cl A	11,800	31,685
Zoomlion Heavy Industry Science and Technology	19,800	17,728
		2,776,319
Materials — 3.8%
Anhui Conch Cement, Cl H	18,000	97,114
China National Building Material, Cl H	55,000	74,467
China Northern Rare Earth Group High-Tech, Cl A	14,824	101,683
China Resources Cement Holdings	36,000	34,730
Guangdong Hongda Blasting, Cl A	3,400	14,292
Huaxin Cement, Cl A	6,000	19,011
Shenghe Resources Holding, Cl A	7,100	22,112
Tangshan Jidong Cement, Cl A	6,300	12,563

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Xiamen Tungsten, Cl A	6,100	$22,381
Yintai Gold, Cl A	12,100	15,917
		414,270
Utilities — 12.9%
Beijing Enterprises Holdings	7,500	30,011
CGN Power, Cl H	154,000	46,885
China Gas Holdings	45,000	132,954
China Longyuan Power Group, Cl H	43,000	106,276
China National Nuclear Power, Cl A	64,200	71,720
China Power International Development	53,000	28,118
China Resources Gas Group	13,500	70,928
China Resources Power Holdings	26,635	76,812
China Yangtze Power, Cl A	101,500	345,987
ENN Energy Holdings	11,100	183,083
GD Power Development, Cl A	87,500	44,062
Huadian Power International, Cl A	29,342	21,504
Huaneng Power International, Cl H	51,000	27,450
Kunlun Energy	56,000	58,413
SDIC Power Holdings, Cl A	29,306	54,761
Shenergy, Cl A	21,219	26,039
Shenzhen Energy Group, Cl A	17,600	25,961
Sichuan Chuantou Energy, Cl A	15,984	35,589
		1,386,553
TOTAL CHINA		5,184,733

HONG KONG — 0.2%
Industrials — 0.2%
Hutchison Port Holdings Trust, Cl U	112,400	26,976
TOTAL HONG KONG		26,976

INDIA — 1.7%
Industrials — 0.4%
AIA Engineering	1,480	38,986

Materials — 1.3%
PI Industries	2,843	121,734
Vinati Organics	909	23,734
		145,468
TOTAL INDIA		184,454

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
INDONESIA — 1.9%
Energy — 0.5%
Adaro Energy	488,200	$60,034

Materials — 1.4%
Barito Pacific	996,800	67,208
Indah Kiat Pulp & Paper	88,500	53,022
Pabrik Kertas Tjiwi Kimia	46,900	26,051
		146,281
TOTAL INDONESIA		206,315

ISRAEL — 2.1%
Materials — 2.1%
ICL Group	24,575	180,533
Israel*	135	42,017
TOTAL ISRAEL		222,550

JORDAN — 0.3%
Financials — 0.3%
Arab Bank	4,770	33,303
TOTAL JORDAN		33,303

KAZAKHSTAN — 0.8%
Energy — 0.8%
NAC Kazatomprom JSC GDR	2,309	85,048
TOTAL KAZAKHSTAN		85,048

KUWAIT — 5.5%
Financials — 4.2%
Kuwait Finance House KSCP	163,312	445,101

Industrials — 1.3%
Agility Public Warehousing KSC	43,240	141,218
TOTAL KUWAIT		586,319

MALAYSIA — 2.3%
Industrials — 0.7%
Pentamaster	17,700	23,211
Sime Darby	95,700	51,890
		75,101
Materials — 1.6%
Petronas Chemicals Group	83,700	173,938
TOTAL MALAYSIA		249,039

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
PHILIPPINES — 3.2%
Industrials — 3.2%
Aboitiz Equity Ventures	69,900	$66,598
International Container Terminal Services	36,260	138,614
JG Summit	106,732	136,004
TOTAL PHILIPPINES		341,216

POLAND — 1.8%
Materials — 1.8%
KGHM Polska Miedz	4,972	197,378
TOTAL POLAND		197,378

RUSSIA — 9.6%
Energy — 4.5%
Rosneft Oil PJSC	45,950	388,888
Sovcomflot PJSC	10,530	12,193
Surgutneftegas*	157,900	79,812
		480,893
Materials — 5.1%
MMC Norilsk Nickel PJSC	1,379	413,028
Polymetal International	7,827	133,183
		546,211
TOTAL RUSSIA		1,027,104

SINGAPORE — 8.9%
Financials — 5.8%
Oversea-Chinese Banking	74,212	628,637

Industrials — 3.1%
Keppel	32,300	124,194
Singapore Airlines*	29,400	108,929
Singapore Technologies Engineering	34,500	96,822
		329,945
TOTAL SINGAPORE		958,582

SOUTH AFRICA — 5.4%
Financials — 0.1%
Ninety One	5,286	17,712

Materials — 5.3%
Anglo American Platinum	1,921	166,552
Impala Platinum Holdings	28,673	327,171
Kumba Iron Ore	2,249	74,137
		567,860
TOTAL SOUTH AFRICA		585,572

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
THAILAND — 5.9%
Energy — 3.7%
PTT	341,700	$393,862

Industrials — 0.2%
Thoresen Thai Agencies	49,400	18,980

Materials — 2.0%
Indorama Ventures	57,500	75,624
PTT Global Chemical	76,912	143,777
		219,401
TOTAL THAILAND		632,243

TURKEY — 0.3%
Industrials — 0.3%
Turk Hava Yollari AO*	19,725	30,972
TOTAL TURKEY		30,972

UNITED ARAB EMIRATES — 0.5%
Industrials — 0.5%
Air Arabia PJSC*	82,000	30,361
Aramex PJSC	24,727	23,696
TOTAL UNITED ARAB EMIRATES		54,057
TOTAL COMMON STOCK (Cost $8,977,238)		10,605,861

PREFERRED STOCK — 0.8%
RUSSIA— 0.8%
Energy — 0.8%
Surgutneftegas PJSC (D)	152,800	84,603

TOTAL PREFERRED STOCK (Cost $84,624)		84,603
TOTAL INVESTMENTS — 99.4% (Cost $9,061,862)		10,690,464
OTHER ASSETS LESS LIABILITIES — 0.6%		59,351
NET ASSETS — 100%		$10,749,815
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2021 was $27,854 and represents 0.3% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of September 30, 2021 was $27,854 and represents 0.3% of Net Assets.
(D)	Currently, no stated interest rate.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI One Belt One Road Index ETF (concluded)

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

PJSC — Public Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of September 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Energy	$203,640	$—	$—	$203,640
Financials	388,445	15,506	—	403,951
Industrials	2,738,578	9,887	27,854	2,776,319
Materials	392,158	22,112	—	414,270
Utilities	1,386,553	—	—	1,386,553
Hong Kong	26,976	—	—	26,976
India	184,454	—	—	184,454
Indonesia	206,315	—	—	206,315
Israel	222,550	—	—	222,550
Jordan	33,303	—	—	33,303
Kazakhstan	85,048	—	—	85,048
Kuwait	586,319	—	—	586,319
Malaysia	249,039	—	—	249,039
Philippines	341,216	—	—	341,216
Poland	197,378	—	—	197,378
Russia	1,027,104	—	—	1,027,104
Singapore	958,582	—	—	958,582
South Africa	585,572	—	—	585,572
Thailand	632,243	—	—	632,243
Turkey	30,972	—	—	30,972
United Arab Emirates	54,057	—	—	54,057
Total Common Stock	10,530,502	47,505	27,854	10,605,861
Preferred Stock
Russia	84,603	—	—	84,603
Total Preferred Stock	84,603	—	—	84,603
Total Investments in Securities	$10,615,105	$47,505	$27,854	$10,690,464
^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2021, the transfers in and out of Level 3 occurred due to a halt in trading of these securities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
ARGENTINA — 3.4%
Consumer Discretionary — 3.4%
MercadoLibre*	1,762	$2,959,103
TOTAL ARGENTINA		2,959,103

BRAZIL — 11.0%
Consumer Discretionary — 2.6%
Americanas*	290,770	1,649,986
Arco Platform, Cl A*	29,340	636,678
		2,286,664
Financials — 2.2%
XP, Cl A*	49,072	1,971,222

Information Technology — 6.2%
Cielo	1,467,680	616,819
Pagseguro Digital, Cl A*	42,970	2,222,408
StoneCo, Cl A*	55,559	1,929,009
TOTVS	99,000	655,894
		5,424,130
TOTAL BRAZIL		9,682,016

CHINA — 38.0%
Communication Services — 11.7%
Baidu, Cl A*	118,014	2,249,719
Bilibili, Cl Z*	27,556	1,794,672
NetEase	181,700	3,069,316
Tencent Holdings	52,975	3,139,854
		10,253,561
Consumer Discretionary — 18.8%
Alibaba Group Holding*	160,100	2,924,501
JD.com, Cl A*	85,750	3,119,524

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Meituan, Cl B*	105,800	$3,351,503
Pinduoduo ADR*	32,322	2,930,636
Trip.com Group*	78,900	2,379,776
Vipshop Holdings ADR*	160,159	1,784,171
		16,490,111
Health Care — 2.4%
Alibaba Health Information Technology*	1,478,000	2,126,441

Information Technology — 5.1%
GDS Holdings, Cl A*	306,800	2,187,304
Kingdee International Software Group*	695,000	2,325,699
		4,513,003
TOTAL CHINA		33,383,116

EGYPT — 0.7%
Information Technology — 0.7%
Fawry for Banking & Payment Technology Services SAE*	710,022	641,820
TOTAL EGYPT		641,820

GERMANY — 2.3%
Consumer Discretionary — 2.3%
Delivery Hero*	15,953	2,042,080
TOTAL GERMANY		2,042,080

GREECE — 2.9%
Consumer Discretionary — 2.9%
OPAP	163,475	2,534,966
TOTAL GREECE		2,534,966

INDIA — 3.8%
Communication Services — 2.9%
Info Edge India	29,727	2,575,679

Consumer Discretionary — 0.9%
MakeMyTrip*	28,053	762,761
TOTAL INDIA		3,338,440

JAPAN — 2.2%
Communication Services — 2.2%
Nexon	120,100	1,945,066
TOTAL JAPAN		1,945,066

MALAYSIA — 0.8%
Information Technology — 0.8%
My EG Services	3,175,800	697,895
TOTAL MALAYSIA		697,895

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
RUSSIA — 4.5%
Communication Services — 3.7%
Mail.Ru Group GDR*	35,656	$733,800
Yandex, Cl A*	32,172	2,563,787
		3,297,587
Industrials — 0.8%
HeadHunter Group ADR	13,736	670,317
TOTAL RUSSIA		3,967,904

SOUTH AFRICA — 3.5%
Consumer Discretionary — 3.5%
Naspers, Cl N	18,363	3,042,314
TOTAL SOUTH AFRICA		3,042,314

SOUTH KOREA — 19.1%
Communication Services — 15.7%
AfreecaTV(A)	5,209	662,563
Com2uSCorp	8,425	703,032
Kakao	18,757	1,869,363
NAVER	9,104	2,983,406
NCSoft	4,711	2,399,268
Netmarble(A)	23,218	2,313,956
NHN*	12,431	737,041
Pearl Abyss*	10,341	702,210
Studio Dragon*(A)	9,988	747,413
Webzen*(A)	31,587	682,962
		13,801,214
Consumer Discretionary — 0.9%
Lotte Tour Development*(A)	43,829	777,373
Financials — 0.8%
NICE Holdings	47,400	712,601
Information Technology — 1.7%
Douzone Bizon	9,094	738,119
NHN KCP*(A)	18,268	802,311
		1,540,430
TOTAL SOUTH KOREA		16,831,618

TAIWAN — 6.2%
Communication Services — 3.6%
Sea ADR*	9,964	3,175,826

Consumer Discretionary — 2.6%
momo.com	39,500	2,296,800
TOTAL TAIWAN		5,472,626

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
UNITED ARAB EMIRATES — 0.8%
Information Technology — 0.8%
Network International Holdings*	145,973	$715,054
TOTAL UNITED ARAB EMIRATES		715,054

UNITED STATES — 0.8%
Information Technology — 0.8%
Ebix	27,115	730,207
TOTAL UNITED STATES		730,207
TOTAL COMMON STOCK (Cost $98,851,175)		87,984,225

SHORT-TERM INVESTMENT(B)(C) — 3.4%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	2,960,272	2,960,272
TOTAL SHORT-TERM INVESTMENT (Cost $2,960,272)		2,960,272
TOTAL INVESTMENTS — 103.4% (Cost $101,811,447)		90,944,497
OTHER ASSETS LESS LIABILITIES — (3.4)%		(3,002,886)
NET ASSETS — 100%		$87,941,611
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $2,803,108.
(B)	The rate shown is the 7-day effective yield as of September 30, 2021.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2021 was $2,960,272.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt
The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$2,959,103	$—	$—	$2,959,103
Brazil	9,682,016	—	—	9,682,016
China	33,383,116	—	—	33,383,116
Egypt	641,820	—	—	641,820
Germany	2,042,080	—	—	2,042,080
Greece	2,534,966	—	—	2,534,966
India	3,338,440	—	—	3,338,440
Japan	1,945,066	—	—	1,945,066
Malaysia	697,895	—	—	697,895
Russia	3,967,904	—	—	3,967,904
South Africa	3,042,314	—	—	3,042,314
South Korea
Communication Services	10,785,048	3,016,166	—	13,801,214
Consumer Discretionary	777,373	—	—	777,373
Financials	712,601	—	—	712,601
Information Technology	1,540,430	—	—	1,540,430
Taiwan	5,472,626	—	—	5,472,626
United Arab Emirates	715,054	—	—	715,054
United States	730,207	—	—	730,207
Total Common Stock	84,968,059	3,016,166	—	87,984,225
Short-Term Investment	2,960,272	—	—	2,960,272
Total Investments in Securities	$87,928,331	$3,016,166	$—	$90,944,497

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 99.6%‡
CHINA — 96.8%
Consumer Discretionary — 37.8%
BYD, Cl A	55,900	$2,161,080
BYD, Cl H	421,500	13,157,239
Li Auto ADR*	597,637	15,711,877
NIO ADR*	451,418	16,084,023
Niu Technologies ADR*	68,327	1,583,137
Tianneng Power International	1,477,885	1,655,457
XPeng ADR, Cl A*	435,328	15,471,557
Yadea Group Holdings	2,694,694	4,403,089
		70,227,459
Industrials — 25.2%
Beijing-Shanghai High Speed Railway, Cl A	5,587,100	4,120,638
China Conch Venture Holdings	2,116,000	9,799,002
China Everbright Environment Group	8,011,216	6,051,133
Contemporary Amperex Technology, Cl A	104,750	8,532,727
CT Environmental Group*(A)(B)(C)	329,000	1,056
Dynagreen Environmental Protection Group, Cl H	907,000	540,613
Gotion High-tech, Cl A*	166,200	1,222,937
Ming Yang Smart Energy Group, Cl A	263,400	1,018,257
Riyue Heavy Industry, Cl A	134,400	720,521
Sungrow Power Supply, Cl A	188,000	4,322,194
Xinjiang Goldwind Science & Technology, Cl A	447,835	1,206,670
Xinjiang Goldwind Science & Technology, Cl H	1,660,204	3,497,568
Zhuzhou CRRC Times Electric, Cl H*	1,243,600	5,743,022
		46,776,338
Information Technology — 19.4%
China Railway Signal & Communication, Cl A*	1,005,429	803,845
Chindata Group Holdings ADR*	185,039	1,556,178
GCL System Integration Technology, Cl A*	823,100	522,886
GCL-Poly Energy Holdings*(A)(B)(C)	18,411,000	3,216,453
JA Solar Technology, Cl A	203,800	2,082,524

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI China Clean Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
JinkoSolar Holding ADR*	77,696	$3,559,254
Kingsoft Cloud Holdings ADR*	122,066	3,456,909
LONGi Green Energy Technology, Cl A*	662,333	8,464,398
Sanan Optoelectronics, Cl A	603,230	2,961,940
Wuxi Lead Intelligent Equipment, Cl A	105,220	1,138,280
Xinyi Solar Holdings	4,003,588	8,208,110
		35,970,777
Real Estate — 4.3%
China Evergrande Group	4,524,000	1,714,374
Shimao Group Holdings	2,772,500	5,078,693
SOHO China*	4,321,000	1,148,988
		7,942,055
Utilities — 10.1%
Beijing Enterprises Water Group	9,898,500	3,890,915
China Datang Renewable Power, Cl H	4,770,000	2,132,350
China Everbright Greentech	1,370,000	536,762
China Everbright Water	1,962,757	433,727
China Longyuan Power Group, Cl H	4,743,800	11,724,446
		18,718,200
TOTAL CHINA		179,634,829

HONG KONG — 2.8%
Industrials — 0.4%
China High Speed Transmission Equipment Group*	897,000	753,583
Real Estate — 0.9%
Yuexiu Real Estate Investment Trust†	3,769,000	1,772,018
Utilities — 1.5%
Beijing Energy International Holding*	15,396,000	603,210
Canvest Environmental Protection Group	1,116,000	616,444
Concord New Energy Group	12,130,000	1,527,031
		2,746,685
TOTAL HONG KONG		5,272,286
TOTAL COMMON STOCK (Cost $179,056,512)		184,907,115
TOTAL INVESTMENTS — 99.6% (Cost $179,056,512)		184,907,115
OTHER ASSETS LESS LIABILITIES — 0.4%		734,875
NET ASSETS — 100%		$185,641,990
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI China Clean Technology Index ETF (concluded)

(A)   Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2021 was $3,217,509 and represents 1.7% of Net Assets.

(B)   Level 3 security in accordance with fair value hierarchy.

(C)   Security considered illiquid.  The total value of such securities as of September 30, 2021 was $3,217,509 and represents 1.7% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of September 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$70,227,459	$—	$—	$70,227,459
Industrials	46,775,282	—	1,056	46,776,338
Information Technology	32,754,324	—	3,216,453	35,970,777
Real Estate	7,942,055	—	—	7,942,055
Utilities	18,718,200	—	—	18,718,200
Hong Kong	5,272,286	—	—	5,272,286
Total Common Stock	181,689,606	—	3,217,509	184,907,115
Total Investments in Securities	$181,689,606	$—	$3,217,509	$184,907,115

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2021	$1,058
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)(1)	(2)
Purchases	—
Sales	—
Transfer into Level 3	3,216,453
Transfer out of Level 3	—
Ending balance as of September 30, 2021	$3,217,509
(1)	Change in unrealized appreciation/(depreciation) is included on the Statement of Operations in Net Change in Unrealized Appreciation (Depreciation) on Investments.

For the period ended September 30, 2021, the transfers in and out of Level 3 occurred due to a halt in trading of these securities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 96.9%‡
AUSTRALIA — 1.9%
Materials — 1.9%
Lynas Rare Earths*	294,860	$1,429,178
Mineral Resources	54,287	1,757,189
Orocobre*	97,793	613,869
Pilbara Minerals*	711,083	1,052,984
TOTAL AUSTRALIA		4,853,220

BELGIUM — 1.5%
Materials — 1.5%
Umicore	64,734	3,844,202
TOTAL BELGIUM		3,844,202

CANADA — 2.7%
Industrials — 2.7%
Ballard Power Systems*	78,526	1,102,097
Magna International	79,017	5,945,377
TOTAL CANADA		7,047,474

CHINA — 33.2%
Consumer Discretionary — 14.7%
BAIC Motor, Cl H	582,500	202,032
Brilliance China Automotive Holdings*(A)(B)(C)	2,170,000	2,034,902
BYD, Cl A	150,400	5,814,426
Dongfeng Motor Group, Cl H*	948,000	846,358
Geely Automobile Holdings	1,906,000	5,472,192
Guangzhou Automobile Group, Cl H	932,000	823,693
Li Auto ADR*	156,811	4,122,561
NIO ADR*	329,518	11,740,726
Niu Technologies ADR*	11,168	258,763
Shenzhen Kedali Industry, Cl A	31,100	627,879
Tianneng Power International(D)	221,868	248,526

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
XPeng ADR, Cl A*	166,504	$5,917,552
Yadea Group Holdings	352,000	575,163
		38,684,773
Industrials — 8.9%
China Baoan Group, Cl A	544,900	1,619,334
Contemporary Amperex Technology, Cl A	150,947	12,295,842
Eve Energy, Cl A	381,070	5,847,128
Gotion High-tech, Cl A*	285,689	2,102,165
Qingdao TGOOD Electric, Cl A	144,000	571,181
Shenzhen Yinghe Technology, Cl A	106,800	407,243
Zhongshan Broad Ocean Motor, Cl A	404,100	423,885
		23,266,778
Information Technology — 0.8%
Wuxi Lead Intelligent Equipment, Cl A	205,076	2,218,532
Materials — 8.8%
Beijing Easpring Material Technology, Cl A	101,200	1,287,344
Ganfeng Lithium, Cl A	227,427	5,741,704
GEM, Cl A	1,214,000	2,102,962
Guangzhou Tinci Materials Technology, Cl A	151,947	3,581,372
Jinduicheng Molybdenum, Cl A	223,201	260,067
Shanghai Putailai New Energy Technology, Cl A	62,820	1,674,162
Xiamen Tungsten, Cl A	192,485	706,236
Yunnan Energy New Material, Cl A	93,700	4,066,818
Zhejiang Huayou Cobalt, Cl A	237,504	3,805,069
		23,225,734
TOTAL CHINA		87,395,817

GERMANY — 11.6%
Consumer Discretionary — 9.0%
Bayerische Motoren Werke	70,329	6,745,585
Daimler	156,400	13,906,250
Volkswagen	9,501	2,950,998
		23,602,833
Information Technology — 2.6%
Infineon Technologies	165,408	6,810,128
TOTAL GERMANY		30,412,961

INDONESIA — 0.3%
Materials — 0.3%
Aneka Tambang	2,787,800	446,048
Vale Indonesia	675,800	216,728
TOTAL INDONESIA		662,776

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
JAPAN — 6.9%
Consumer Discretionary — 2.6%
Panasonic	550,400	$6,856,877
Industrials — 4.3%
Nidec(D)	102,500	11,409,814
TOTAL JAPAN		18,266,691

NETHERLANDS — 4.8%
Information Technology — 4.8%
NXP Semiconductors	64,537	12,640,862
TOTAL NETHERLANDS		12,640,862

SOUTH KOREA — 5.8%
Industrials — 0.5%
Ecopro	3,457	1,363,530
Information Technology — 2.6%
L&F	7,067	1,068,406
Samsung SDI	9,678	5,868,922
		6,937,328
Materials — 2.7%
LG Chemical	8,577	5,621,412
SK IE Technology*	7,099	1,355,046
		6,976,458
TOTAL SOUTH KOREA		15,277,316

SWEDEN — 0.1%
Industrials — 0.1%
PowerCell Sweden*(D)	13,525	262,197
TOTAL SWEDEN		262,197

UNITED KINGDOM — 0.3%
Industrials — 0.3%
ITM Power*(D)	150,863	876,313
TOTAL UNITED KINGDOM		876,313

UNITED STATES — 27.8%
Consumer Discretionary — 15.6%
Aptiv*	42,005	6,257,485
Arrival*(D)	51,655	679,263
Ford Motor*	505,925	7,163,898
General Motors*	227,806	12,007,654
Magna International	720	54,173
Tesla*	19,092	14,805,464
		40,967,937

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 2.5%
ChargePoint Holdings*(D)	51,073	$1,020,949
Nikola*	61,044	651,340
Plug Power*	187,187	4,780,756
		6,453,045
Information Technology — 6.7%
Analog Devices	79,344	13,288,533
SolarEdge Technologies*	16,647	4,415,117
		17,703,650
Materials — 3.0%
Albemarle	30,210	6,615,084
Livent*	53,190	1,229,221
		7,844,305
TOTAL UNITED STATES		72,968,937
TOTAL COMMON STOCK (Cost $243,031,466)		254,508,766

PREFERRED STOCK — 1.0%
CHILE— 1.0%
Materials — 1.0%
Sociedad Quimica y Minera de Chile(E)	46,925	2,528,242
TOTAL PREFERRED STOCK (Cost $2,370,296)		2,528,242
SHORT-TERM INVESTMENT(F)(G) — 1.2%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	3,048,775	3,048,775
TOTAL SHORT-TERM INVESTMENT (Cost $3,048,775)		3,048,775
TOTAL INVESTMENTS — 99.1% (Cost $248,450,537)		260,085,783
OTHER ASSETS LESS LIABILITIES — 0.9%		2,490,471
NET ASSETS — 100%		$262,576,254
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2021 was $2,034,902 and represents 0.8% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of September 30, 2021 was $2,034,902 and represents 0.8% of Net Assets.
(D)	This security or a partial position of this security is on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $2,948,370.
(E)	Currently, no stated interest rate.
(F)	The rate shown is the 7-day effective yield as of September 30, 2021.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2021 was $3,048,775.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of September 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$4,853,220	$—	$—	$4,853,220
Belgium	3,844,202	—	—	3,844,202
Canada	7,047,474	—	—	7,047,474
China
Consumer Discretionary	36,649,871	—	2,034,902	38,684,773
Industrials	23,266,778	—	—	23,266,778
Information Technology	2,218,532	—	—	2,218,532
Materials	23,225,734	—	—	23,225,734
Germany	30,412,961	—	—	30,412,961
Indonesia	662,776	—	—	662,776
Japan	18,266,691	—	—	18,266,691
Netherlands	12,640,862	—	—	12,640,862
South Korea	15,277,316	—	—	15,277,316
Sweden	262,197	—	—	262,197
United Kingdom	876,313	—	—	876,313
United States	72,968,937	—	—	72,968,937
Total Common Stock	252,473,864	—	2,034,902	254,508,766
Preferred Stock
Chile	2,528,242	—	—	2,528,242
Total Preferred Stock	2,528,242	—	—	2,528,242
Short-Term Investment	3,048,775	—	—	3,048,775
Total Investments in Securities	$258,050,881	$—	$2,034,902	$260,085,783
^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 97.6%
Health Care — 97.6%
3SBio*	720,000	$707,546
Aier Eye Hospital Group, Cl A	962,928	7,967,207
Akeso*	160,000	879,680
Alibaba Health Information Technology*	2,250,000	3,237,140
Apeloa Pharmaceutical, Cl A	204,592	1,210,307
Asymchem Laboratories Tianjin, Cl A	43,003	2,971,032
Autobio Diagnostics, Cl A	104,430	862,429
BeiGene ADR*	25,085	9,105,855
Beijing Tiantan Biological Products, Cl A	247,618	1,228,115
Beijing Tongrentang, Cl A	181,590	882,346
Beijing Wantai Biological Pharmacy Enterprise, Cl A	75,100	2,583,235
Betta Pharmaceuticals, Cl A	72,963	1,058,269
BGI Genomics, Cl A*	75,527	1,024,073
Burning Rock Biotech ADR*	24,698	441,600
CanSino Biologics, Cl A*	17,527	920,045
CanSino Biologics, Cl H* (A)	44,800	1,582,602
Changchun High & New Technology Industry Group, Cl A	71,608	3,047,390
China Medical System Holdings	753,000	1,373,549
China National Medicines, Cl A	132,755	603,095
China Resources Pharmaceutical Group	913,500	449,436
China Resources Sanjiu Medical & Pharmaceutical, Cl A	176,790	774,654
China Traditional Chinese Medicine Holdings	1,590,000	806,780
Chongqing Zhifei Biological Products, Cl A	261,249	6,435,696
CSPC Pharmaceutical Group	5,140,889	6,168,023
Daan Gene, Cl A	254,247	731,541
Dong-E-E-Jiao, Cl A	3,600	19,534
Dong-E-E-Jiao, Cl E	111,140	603,056
Genscript Biotech*	664,000	2,558,882
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	250,640	1,156,113
Guangzhou Kingmed Diagnostics Group, Cl A	83,499	1,325,065
Guangzhou Wondfo Biotech, Cl A	80,217	534,449
Hangzhou Tigermed Consulting, Cl A	67,550	1,821,150
Hangzhou Tigermed Consulting, Cl H	71,900	1,530,426
Hansoh Pharmaceutical Group	628,000	1,597,297

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Huadong Medicine, Cl A	304,541	$1,400,492
Hualan Biological Engineering, Cl A	354,347	1,531,807
Humanwell Healthcare Group, Cl A	293,800	917,727
Hutchmed China ADR*	48,615	1,779,795
I-Mab ADR*	18,805	1,363,174
Imeik Technology Development, Cl A	33,200	3,049,472
Innovent Biologics*	677,500	6,570,784
Intco Medical Technology, Cl A	96,044	872,487
Jafron Biomedical, Cl A	141,890	1,287,431
Jiangsu Hengrui Medicine, Cl A	1,136,728	8,846,894
Jiangsu Yuyue Medical Equipment & Supply, Cl A	178,810	897,929
Jilin Aodong Pharmaceutical Group, Cl A	213,834	557,943
Jinxin Fertility Group*	726,000	1,081,821
Jinyu Bio-Technology, Cl A	190,377	440,103
Joincare Pharmaceutical Group Industry, Cl A	362,145	638,551
Joinn Laboratories China, Cl A	55,860	1,367,505
Jointown Pharmaceutical Group, Cl A	328,706	788,405
Lepu Medical Technology Beijing, Cl A	307,500	1,278,312
Livzon Pharmaceutical Group, Cl A	111,859	672,645
Maccura Biotechnology, Cl A	99,400	443,866
Meinian Onehealth Healthcare Holdings, Cl A*	690,783	794,175
Microport Scientific	350,000	1,973,756
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	214,072	1,194,080
Ovctek China, Cl A	156,993	1,986,373
Pharmaron Beijing, Cl A	115,400	3,851,614
Pharmaron Beijing, Cl H	73,700	1,763,767
Ping An Healthcare and Technology* (A)	255,900	1,663,343
Shandong Buchang Pharmaceuticals, Cl A	197,883	565,380
Shandong Pharmaceutical Glass, Cl A	104,500	482,507
Shandong Weigao Group Medical Polymer, Cl H	1,464,000	2,617,829
Shanghai Fosun Pharmaceutical Group, Cl A	366,129	2,966,927
Shanghai Fosun Pharmaceutical Group, Cl H	300,000	1,543,422
Shanghai Pharmaceuticals Holding, Cl A	330,494	979,601
Shanghai Pharmaceuticals Holding, Cl H	452,400	878,689
Shanghai RAAS Blood Products, Cl A	1,208,634	1,277,174
Shenzhen Hepalink Pharmaceutical Group, Cl A	182,328	437,881
Shenzhen Kangtai Biological Products, Cl A	122,598	2,091,992
Shenzhen Mindray Bio-Medical Electronics, Cl A	216,499	12,928,888
Shenzhen Salubris Pharmaceuticals, Cl A*	196,165	879,916
Shijiazhuang Yiling Pharmaceutical, Cl A	294,450	758,708
Sichuan Kelun Pharmaceutical, Cl A	256,215	713,384
The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Sinopharm Group, Cl H	779,600	$2,032,960
SSY Group	828,000	447,789
Tasly Pharmaceutical Group, Cl A	125,892	259,431
Tonghua Dongbao Pharmaceutical, Cl A	366,491	597,379
Topchoice Medical, Cl A*	56,941	2,664,599
Venus MedTech Hangzhou, Cl H*	124,000	640,337
Walvax Biotechnology, Cl A	255,200	2,498,224
Winning Health Technology Group, Cl A	363,900	819,254
WuXi AppTec, Cl A	449,220	10,635,391
WuXi AppTec, Cl H	192,684	4,507,300
Wuxi Biologics Cayman*	1,324,135	21,517,098
Xiamen Kingdomway Group, Cl A	114,555	557,333
Xian International Medical Investment, Cl A*	407,500	719,155
Yifan Pharmaceutical, Cl A	217,288	528,238
Yunnan Baiyao Group, Cl A	210,345	3,187,115
Zai Lab ADR*	43,584	4,593,318
Zhangzhou Pientzehuang Pharmaceutical, Cl A	108,234	6,342,439
Zhejiang Huahai Pharmaceutical, Cl A	258,072	706,559
Zhejiang Jiuzhou Pharmaceutical, Cl A	148,500	1,267,565
Zhejiang NHU, Cl A	464,208	1,931,922
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	94,636	859,261
TOTAL CHINA		213,646,833

HONG KONG — 2.3%
Health Care — 2.3%
Sino Biopharmaceutical	5,990,750	4,971,353
TOTAL HONG KONG		4,971,353
TOTAL COMMON STOCK (Cost $221,118,190)		218,618,186

SHORT-TERM INVESTMENT(B)(C) — 1.3%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	2,887,105	2,887,105
TOTAL SHORT-TERM INVESTMENT (Cost $2,887,105)		2,887,105
TOTAL INVESTMENTS — 101.2% (Cost $224,005,295)		221,505,291
OTHER ASSETS LESS LIABILITIES — (1.2)%		(2,720,165)
NET ASSETS — 100%		$218,785,126
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $2,748,364.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI All China Health Care Index ETF (concluded)

(B)   The rate shown is the 7-day effective yield as of September 30, 2021.

(C)   This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2021 was $2,887,105.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Asia Pacific High Yield Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 91.9%
CHINA — 49.2%
Consumer Discretionary — 4.1%
eHi Car Services
7.750%, 11/14/2024	$250,000	$250,542
Fortune Star BVI
6.850%, 07/02/2024	200,000	206,790
		457,332
Financials — 3.4%
Huarong Finance 2017, MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.983%‡	200,000	184,000
Huarong Finance 2019, MTN
2.500%, 02/24/2023	200,000	189,500
		373,500
Materials — 6.5%
Bluestar Finance Holdings
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr + 6.651%‡	200,000	203,990
China Hongqiao Group
6.250%, 06/08/2024	300,000	305,125
CNAC HK Finbridge
3.350%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr + 6.194%‡	200,000	202,853
		711,968
Real Estate — 35.2%
Agile Group Holdings
8.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 11.254%‡	200,000	186,204
China SCE Group Holdings
7.000%, 05/02/2025	200,000	188,230
Fantasia Holdings Group
15.000%, 12/18/2021	200,000	134,000

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Asia Pacific High Yield Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Real Estate (continued)
Greenland Global Investment, MTN
6.250%, 12/16/2022	$400,000	$355,200
Kaisa Group Holdings
11.250%, 04/09/2022	200,000	179,050
10.500%, 09/07/2022	200,000	170,950
9.375%, 06/30/2024	200,000	151,538
KWG Group Holdings
7.875%, 09/01/2023	200,000	194,000
Modern Land China
11.800%, 02/26/2022	200,000	185,155
Powerlong Real Estate Holdings
7.125%, 11/08/2022	200,000	200,100
Redsun Properties Group
9.700%, 04/16/2023	200,000	182,344
Ronshine China Holdings
8.750%, 10/25/2022	200,000	148,100
7.350%, 12/15/2023	200,000	143,316
Sunac China Holdings
8.350%, 04/19/2023	200,000	172,470
6.800%, 10/20/2024	200,000	160,789
Wanda Properties Overseas
7.250%, 04/28/2022	200,000	196,109
Yango Justice International
10.000%, 02/12/2023	400,000	391,623
Yuzhou Group Holdings
6.000%, 10/25/2023	250,000	195,425
6.000%, 01/25/2022	200,000	185,250
Zhenro Properties Group
6.700%, 08/04/2026	200,000	166,586
		3,886,439
TOTAL CHINA		5,429,239

HONG KONG — 15.8%
Consumer Discretionary — 2.7%
Melco Resorts Finance
4.875%, 06/06/2025(A)	300,000	300,750
Financials — 7.5%
CMB Wing Lung Bank, MTN
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.948%‡	250,000	269,354

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Asia Pacific High Yield Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Nanyang Commercial Bank
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.205%‡	$550,000	$555,500
		824,854
Industrials — 1.9%
Celestial Miles
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.205%‡	200,000	205,750
Real Estate — 3.7%
Hongkong Land Finance Cayman Islands, MTN
4.500%, 06/01/2022	400,000	409,408
TOTAL HONG KONG		1,740,762

INDIA — 11.7%
Consumer Discretionary — 1.8%
TML Holdings Pte
4.350%, 06/09/2026	200,000	201,060
Energy — 3.6%
Adani Green Energy
4.375%, 09/08/2024	200,000	199,987
Azure Power Energy
3.575%, 08/19/2026	200,000	202,498
		402,485
Industrials — 4.0%
India Airport Infrastructure
6.250%, 10/25/2025	250,000	245,000
JSW Steel
5.050%, 04/05/2032	200,000	198,883
		443,883
Materials — 2.3%
Vedanta Resources
6.375%, 07/30/2022	250,000	249,375
TOTAL INDIA		1,296,803

JAPAN — 1.8%
Communication Services — 1.8%
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr + 4.226%‡	200,000	199,520

MACAU — 1.8%
Consumer Discretionary — 1.8%
MGM China Holdings
4.750%, 02/01/2027	200,000	196,750

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Asia Pacific High Yield Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
PHILIPPINES — 5.6%
Consumer Discretionary — 1.8%
Jollibee Worldwide Pte
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.784%‡	$200,000	$200,462
Energy — 1.9%
SMC Global Power Holdings
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.608%‡	200,000	204,381
Financials — 1.9%
Rizal Commercial Banking
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.236%‡	200,000	212,048
TOTAL PHILIPPINES		616,891

SINGAPORE — 1.9%
Real Estate — 1.9%
LMIRT Capital Pte
7.500%, 02/09/2026	200,000	207,066

THAILAND — 1.8%
Financials — 1.8%
TMBThanachart Bank, MTN
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.256%‡	200,000	201,996

VIETNAM — 2.3%
Energy — 2.3%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029	250,000	248,877
TOTAL CORPORATE OBLIGATIONS (Cost $10,624,357)		10,137,904
TOTAL INVESTMENTS — 91.9% (Cost $10,624,357)		10,137,904
OTHER ASSETS LESS LIABILITIES — 8.1%		890,867
NET ASSETS — 100%		$11,028,771
‡	Perpetual security with no stated maturity date.
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total market value of such securities as of September 30, 2021 was $300,750 and represented 2.7% of the Net Assets of the Fund.

BVI — British Virgin Islands

ICE — Intercontinental Exchange

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Asia Pacific High Yield Bond ETF (concluded)

MTN — Medium Term Note

USD — United States Dollar

VAR — Variable Rate

As of September 30, 2021, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
BRAZIL — 8.7%
Health Care — 8.7%
Diagnosticos da America*	4,400	$35,142
Fleury	2,500	10,149
Hapvida Participacoes e Investimentos	30,300	75,571
Notre Dame Intermedica Participacoes	4,900	67,094
Odontoprev	4,200	12,687
Qualicorp Consultoria e Corretora de Seguros	2,200	8,071
Rede D’Or Sao Luiz	16,000	199,409
TOTAL BRAZIL		408,123

CHINA — 40.6%
Consumer Discretionary — 1.7%
JD Health International*	8,000	77,177
Consumer Staples — 1.0%
By-health, Cl A	3,600	15,752
DaShenLin Pharmaceutical Group, Cl A	2,040	13,405
Fu Jian Anjoy Foods, Cl A	600	17,849
		47,006
Health Care — 37.9%
3SBio*	6,500	6,388
Aier Eye Hospital Group, Cl A	12,537	103,730
AK Medical Holdings	4,000	5,570
Akeso*	2,000	10,996
Alphamab Oncology*	3,000	6,798
Apeloa Pharmaceutical, Cl A	2,800	16,564
Ascentage Pharma Group International*	600	2,663
BeiGene*	2,900	82,329
Beijing Tiantan Biological Products, Cl A	3,320	16,466
Beijing Wantai Biological Pharmacy Enterprise, Cl A	1,400	48,156
Betta Pharmaceuticals, Cl A	1,000	14,504
BGI Genomics, Cl A*	1,000	13,559
Burning Rock Biotech ADR*	175	3,129

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
CanSino Biologics, Cl H*	400	$14,130
Changchun High & New Technology Industry Group, Cl A	900	38,301
China Evergrande New Energy Vehicle Group* (A)	28,000	10,862
China Medical System Holdings	6,000	10,945
China Resources Medical Holdings	3,000	2,436
Chongqing Zhifei Biological Products, Cl A	3,813	93,931
CStone Pharmaceuticals*	3,000	4,154
Everest Medicines*	500	3,160
Gan & Lee Pharmaceuticals, Cl A	1,300	15,945
Genetron Holdings ADR*	210	2,908
Genscript Biotech*	4,000	15,415
Guangzhou Kingmed Diagnostics Group, Cl A	1,100	17,456
Hangzhou Tigermed Consulting, Cl H	300	6,386
Hansoh Pharmaceutical Group	14,000	35,609
Huadong Medicine, Cl A	4,040	18,578
Hualan Biological Engineering, Cl A	4,390	18,978
Humanwell Healthcare Group, Cl A	4,000	12,495
Hygeia Healthcare Holdings	1,400	10,449
I-Mab ADR*	173	12,541
Immunotech Biopharm*	1,000	2,004
InnoCare Pharma*	3,000	8,112
Innovent Biologics*	3,500	33,945
Intco Medical Technology, Cl A	1,350	12,264
Jacobio Pharmaceuticals Group*	1,800	4,338
Jiangsu Hengrui Medicine, Cl A	15,319	119,224
Jinxin Fertility Group*	6,000	8,941
JW Cayman Therapeutics*	1,000	1,917
Kangji Medical Holdings	3,000	4,000
Kintor Pharmaceutical*	500	3,356
Legend Biotech ADR*	279	14,106
Lepu Medical Technology Beijing, Cl A	4,122	17,135
Livzon Pharmaceutical Group, Cl H	700	2,572
Microport Cardioflow Medtech*	5,000	4,008
Microport Scientific	5,000	28,196
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	3,042	16,968
Ocumension Therapeutics*	1,500	3,607
Ovctek China, Cl A	1,500	18,979
Peijia Medical*	2,000	5,241
Ping An Healthcare and Technology*	2,800	18,200
Remegen, Cl H*	500	6,333

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Shandong Weigao Group Medical Polymer, Cl H	12,000	$21,458
Shanghai Fosun Pharmaceutical Group, Cl H	1,500	7,717
Shanghai Junshi Biosciences, Cl H*	600	3,052
Shanghai Pharmaceuticals Holding, Cl H	2,300	4,467
Shanghai RAAS Blood Products, Cl A	16,700	17,647
Shenzhen Kangtai Biological Products, Cl A	1,600	27,302
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,900	173,182
Shenzhen Salubris Pharmaceuticals, Cl A*	2,400	10,765
Shijiazhuang Yiling Pharmaceutical, Cl A	3,920	10,101
Sihuan Pharmaceutical Holdings Group	22,000	4,691
Simcere Pharmaceutical Group	6,000	5,256
Sinopharm Group, Cl H	3,200	8,345
Topchoice Medical, Cl A*	800	37,437
Venus MedTech Hangzhou, Cl H*	1,000	5,164
Viva Biotech Holdings	4,500	3,538
Walvax Biotechnology, Cl A	3,500	34,262
WuXi AppTec, Cl H	998	23,345
Wuxi Biologics Cayman*	10,281	167,066
Yunnan Baiyao Group, Cl A	2,900	43,940
Zai Lab*	200	21,555
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,400	82,039
Zhejiang Jiuzhou Pharmaceutical, Cl A	2,000	17,072
Zhejiang NHU, Cl A	6,120	25,470
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	1,200	10,896
		1,774,744
TOTAL CHINA		1,898,927

HUNGARY — 0.9%
Health Care — 0.9%
Richter Gedeon Nyrt	1,491	40,817
TOTAL HUNGARY		40,817

INDIA — 18.0%
Health Care — 18.0%
Apollo Hospitals Enterprise	1,132	68,346
Aurobindo Pharma	4,657	45,474
Biocon*	9,515	46,493
Cadila Healthcare	8,568	63,700
Cipla	6,379	84,525
Divi’s Laboratories	2,124	137,314
Dr Reddy’s Laboratories	1,340	88,109
Glenmark Pharmaceuticals	2,279	15,672

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Laurus Labs	4,254	$35,329
Lupin	3,622	46,434
Sun Pharmaceutical Industries	19,068	210,197
TOTAL INDIA		841,593

INDONESIA — 1.2%
Health Care — 1.2%
Kalbe Farma	379,200	37,887
Mitra Keluarga Karyasehat	118,700	19,075
TOTAL INDONESIA		56,962

MALAYSIA — 4.5%
Health Care — 4.5%
Hartalega Holdings	26,400	38,782
IHH Healthcare	72,600	116,188
Supermax	20,780	11,863
Top Glove	64,500	44,371
TOTAL MALAYSIA		211,204

MEXICO — 0.2%
Health Care — 0.2%
Genomma Lab Internacional, Cl B*	7,900	7,533
TOTAL MEXICO		7,533

SOUTH AFRICA — 2.0%
Health Care — 2.0%
Aspen Pharmacare Holdings	3,634	65,441
Life Healthcare Group Holdings*	11,117	16,840
Netcare*	11,005	11,850
TOTAL SOUTH AFRICA		94,131

SOUTH KOREA — 21.1%
Consumer Staples — 0.1%
Kolmar BNH	225	6,642
Health Care — 21.0%
Alteogen*	340	20,848
Boryung Pharmaceutical	514	7,011
Bukwang Pharmaceutical	603	7,639
Cellivery Therapeutics*	134	5,998
Celltrion*	1,010	221,364
Celltrion Healthcare*	1,189	109,862
Celltrion Pharm*	285	35,216
Chong Kun Dang Pharmaceutical	90	9,160
Daewoong	476	13,368

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Daewoong Pharmaceutical	88	$10,814
DongKook Pharmaceutical	358	6,985
Genexine*	181	10,915
Green Cross	96	26,878
Green Cross Holdings	373	9,939
Hanmi Pharm	95	22,065
Hanmi Science	528	27,693
Hugel*	108	15,771
LegoChem Biosciences*	200	8,235
MedPacto*	150	7,766
Mezzion Pharma*	71	10,044
Osstem Implant	118	13,345
Sam Chun Dang Pharm*	171	7,193
Samsung Biologics*	308	227,358
Seegene	553	28,351
Shin Poong Pharmaceutical	416	20,097
SillaJen*(B)(C)(D)	261	1,334
SK Biopharmaceuticals*	598	51,517
ST Pharm*	147	11,782
Yuhan	549	28,516
Yungjin Pharmaceutical*	1,463	6,215
		983,279
TOTAL SOUTH KOREA		989,921

THAILAND — 2.8%
Health Care — 2.8%
Bangkok Chain Hospital	20,500	12,966
Bangkok Dusit Medical Services, Cl F	124,700	84,030
Bumrungrad Hospital	6,300	26,347
Chularat Hospital	82,800	9,201
TOTAL THAILAND		132,544
TOTAL COMMON STOCK (Cost $4,905,790)		4,681,755

SHORT-TERM INVESTMENT(E)(F) — 0.2%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	10,332	10,332
TOTAL SHORT-TERM INVESTMENT (Cost $10,332)		10,332
TOTAL INVESTMENTS — 100.2% (Cost $4,916,122)		4,692,087
OTHER ASSETS LESS LIABILITIES — (0.2)%		(9,088)
NET ASSETS — 100%		$4,682,999
The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Emerging Markets Healthcare Index ETF (concluded)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $9,777.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2021 was $1,334 and represents 0.0% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security considered illiquid. The total value of such securities as of September 30, 2021 was $1,334 and represents 0.0% of Net Assets.
(E)	The rate shown is the 7-day effective yield as of September 30, 2021.
(F)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2021 was $10,332.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of September 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$408,123	$—	$—	$408,123
China
Consumer Discretionary	77,177	—	—	77,177
Consumer Staples	47,006	—	—	47,006
Health Care	1,769,580	5,164	—	1,774,744
Hungary	40,817	—	—	40,817
India	841,593	—	—	841,593
Indonesia	56,962	—	—	56,962
Malaysia	211,204	—	—	211,204
Mexico	7,533	—	—	7,533
South Africa	94,131	—	—	94,131
South Korea
Consumer Staples	6,642	—	—	6,642
Health Care	760,581	221,364	1,334	983,279
Thailand	132,544	—	—	132,544
Total Common Stock	4,453,893	226,528	1,334	4,681,755
Short-Term Investment	10,332	—	—	10,332
Total Investments in Securities	$4,464,225	$226,528	$1,334	$4,692,087
^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 94.9%‡
BRAZIL — 4.1%
Communication Services — 0.1%
Telefonica Brasil	3,200	$25,176
Consumer Discretionary — 0.4%
Americanas	720	4,086
Lojas Renner	4,750	30,005
Magazine Luiza	25,600	67,372
		101,463
Consumer Staples — 0.6%
Ambev	30,400	85,360
BRF*	2,400	11,932
JBS	4,800	32,655
Raia Drogasil	8,000	34,312
		164,259
Energy — 0.6%
Petroleo Brasileiro	24,800	128,121
Ultrapar Participacoes	4,800	12,985
		141,106
Financials — 0.6%
B3 – Brasil Bolsa Balcao	33,600	78,560
Banco Bradesco	7,898	25,888
Banco do Brasil	5,600	29,701
Banco Santander Brasil	2,400	15,579
BB Seguridade Participacoes	4,000	14,645
		164,373

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.5%
CCR	6,400	$13,742
Localiza Rent a Car	3,220	32,189
Rumo*	6,400	19,721
WEG	9,600	69,821
		135,473
Materials — 1.2%
Klabin*	4,000	17,772
Suzano	3,200	32,018
Vale	19,200	268,643
		318,433
Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	1,600	11,326
Equatorial Energia	4,000	18,609
		29,935
TOTAL BRAZIL		1,080,218

CHILE — 0.5%
Consumer Discretionary — 0.1%
Falabella	4,110	14,371
Energy — 0.1%
Empresas COPEC	2,144	17,766
Financials — 0.2%
Banco de Chile	138,306	12,737
Banco de Credito e Inversiones	280	10,204
Banco Santander Chile	365,450	18,282
		41,223
Materials — 0.0%
Empresas CMPC	6,941	13,058
Utilities — 0.1%
Enel Americas	156,873	18,531
Enel Chile	154,643	7,311
		25,842
TOTAL CHILE		112,260

COLOMBIA — 0.1%
Energy — 0.1%
Ecopetrol	26,664	19,124
Financials — 0.0%
Bancolombia	1,234	10,670
TOTAL COLOMBIA		29,794

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
CZECH REPUBLIC — 0.2%
Financials — 0.1%
Komercni banka as	388	$15,729
Utilities — 0.1%
CEZ	828	26,979
TOTAL CZECH REPUBLIC		42,708

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank Egypt SAE*	9,661	26,217
TOTAL EGYPT		26,217

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	1,328	24,964
TOTAL GREECE		24,964

HUNGARY — 0.4%
Energy — 0.1%
MOL Hungarian Oil & Gas	1,984	16,540
Financials — 0.3%
OTP Bank PLC	1,216	71,403
TOTAL HUNGARY		87,943

INDIA — 16.6%
Communication Services — 0.4%
Bharti Airtel*	12,323	114,269
Consumer Discretionary — 1.0%
Bajaj Auto	448	23,132
Eicher Motors	720	27,065
Mahindra & Mahindra	4,024	43,535
Maruti Suzuki India	680	67,224
Tata Motors*	10,005	44,932
Titan	1,712	49,861
		255,749
Consumer Staples — 1.3%
Dabur India	2,888	24,008
Godrej Consumer Products	1,984	27,528
Hindustan Unilever	4,998	181,922
ITC	24,011	76,389
Nestle India	128	33,532
		343,379

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Energy — 2.7%
Bharat Petroleum	4,176	$24,315
Indian Oil	12,008	20,270
Oil & Natural Gas	7,686	14,963
Reliance Industries	18,470	626,864
		686,412
Financials — 4.3%
Axis Bank	15,208	157,054
Bajaj Finance	1,280	132,231
Bajaj Finserv	208	49,842
Housing Development Finance	10,955	406,498
ICICI Bank	26,852	253,534
Piramal Enterprises	440	15,387
State Bank of India	12,003	73,253
		1,087,799
Health Care — 0.5%
Aurobindo Pharma	1,440	14,061
Dr Reddy’s Laboratories	624	41,030
Sun Pharmaceutical Industries	5,998	66,119
		121,210
Industrials — 0.3%
Larsen & Toubro	3,200	73,416
Information Technology — 4.4%
HCL Technologies	7,205	124,201
Infosys ADR	25,267	562,191
Tata Consultancy Services	5,998	305,086
Tech Mahindra	2,544	47,317
Wipro	10,003	85,452
		1,124,247
Materials — 1.3%
Asian Paints	1,696	74,136
Grasim Industries	1,808	40,664
Hindalco Industries	6,526	42,900
JSW Steel	4,736	42,640
UltraTech Cement	640	63,770
UPL	2,984	28,450
Vedanta	7,270	28,173
		320,733

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities — 0.4%
GAIL India	11,210	$23,990
NTPC	14,417	27,551
Power Grid Corp of India	17,080	43,697
		95,238
TOTAL INDIA		4,222,452

INDONESIA — 2.2%
Communication Services — 0.4%
Telkom Indonesia Persero	367,800	94,825
Consumer Discretionary — 0.2%
Astra International	159,800	61,408
Consumer Staples — 0.1%
Charoen Pokphand Indonesia	50,400	22,625
Unilever Indonesia	52,000	14,351
		36,976
Energy — 0.1%
United Tractors	12,000	21,799
Financials — 1.4%
Bank Central Asia	69,600	170,201
Bank Mandiri Persero	144,000	61,876
Bank Negara Indonesia Persero	53,600	20,129
Bank Rakyat Indonesia Persero	399,800	107,545
		359,751
TOTAL INDONESIA		574,759

MALAYSIA — 2.1%
Communication Services — 0.2%
DiGi.Com	24,000	25,511
Maxis	24,000	26,886
		52,397
Consumer Discretionary — 0.1%
Genting	16,000	19,262
Consumer Staples — 0.1%
Sime Darby Plantation	18,400	15,734
Financials — 1.1%
CIMB Group Holdings	64,000	73,073
Hong Leong Bank	4,000	18,058
Malayan Banking	44,816	86,174
Public Bank	104,000	101,106
		278,411

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 0.1%
IHH Healthcare	16,000	$25,606
Materials — 0.2%
Petronas Chemicals Group	24,000	49,875
Utilities — 0.3%
Petronas Gas	4,000	16,071
Tenaga Nasional	29,600	68,441
		84,512
TOTAL MALAYSIA		525,797

MEXICO — 3.3%
Communication Services — 0.9%
America Movil	224,700	199,714
Grupo Televisa	16,000	35,451
		235,165
Consumer Staples — 1.0%
Fomento Economico Mexicano	13,600	118,646
Grupo Bimbo, Ser A	8,800	24,861
Wal-Mart de Mexico	34,200	116,744
		260,251
Financials — 0.5%
Grupo Financiero Banorte, Cl O	17,600	113,570
Grupo Financiero Inbursa, Cl O*	12,000	11,296
		124,866
Industrials — 0.2%
Grupo Aeroportuario del Pacifico, Cl B	1,600	18,690
Grupo Aeroportuario del Sureste, Cl B	1,160	21,782
		40,472
Materials — 0.6%
Cemex	99,800	72,332
Grupo Mexico	23,200	93,039
		165,371
Real Estate — 0.1%
Fibra Uno Administracion†	22,400	25,514
TOTAL MEXICO		851,639

PERU — 0.6%
Financials — 0.2%
Credicorp	565	62,681
Materials — 0.4%
Cia de Minas Buenaventura SAA ADR*	4,565	30,860
Southern Copper	1,345	75,508
		106,368
TOTAL PERU		169,049

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
PHILIPPINES — 1.1%
Financials — 0.1%
BDO Unibank	16,780	$36,382
Industrials — 0.5%
Ayala	2,400	38,440
JG Summit	29,415	37,482
SM Investments	2,400	46,579
		122,501
Real Estate — 0.5%
Ayala Land	79,800	52,407
SM Prime	112,000	71,908
		124,315
TOTAL PHILIPPINES		283,198

POLAND — 1.2%
Communication Services — 0.1%
CD Projekt	480	23,183
Consumer Discretionary — 0.1%
LPP	8	29,814
Energy — 0.2%
Polski Koncern Naftowy Orlen	2,240	46,264
Financials — 0.7%
Bank Polska Kasa Opieki	1,320	34,253
Powszechna Kasa Oszczednosci Bank Polski*	6,598	70,179
Powszechny Zaklad Ubezpieczen	4,798	44,098
Santander Bank Polska	256	19,352
		167,882
Materials — 0.1%
KGHM Polska Miedz	920	36,522
TOTAL POLAND		303,665

QATAR — 1.2%
Financials — 1.0%
Masraf Al Rayan	30,027	36,938
Qatar Islamic Bank	8,805	44,134
Qatar National Bank	31,216	164,182
		245,254
Industrials — 0.2%
Industries Qatar	14,001	59,411
TOTAL QATAR		304,665

RUSSIA — 5.9%
Communication Services — 0.1%
Mobile TeleSystems PJSC ADR	2,786	26,857

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary — 0.1%
X5 Retail Group GDR	664	$21,539
Consumer Staples — 0.1%
Magnit PJSC GDR	1,936	32,621
Energy — 3.5%
Gazprom PJSC	66,360	329,625
LUKOIL PJSC	2,760	262,861
Novatek PJSC GDR	560	140,000
Rosneft Oil PJSC	7,600	64,321
Tatneft PJSC	12,234	88,799
		885,606
Financials — 1.3%
Sberbank of Russia PJSC	73,480	344,054
Materials — 0.8%
Alrosa PJSC	14,000	25,586
MMC Norilsk Nickel PJSC	496	148,558
Novolipetsk Steel PJSC	6,560	19,554
Severstal PJSC	1,120	23,387
		217,085
TOTAL RUSSIA		1,527,762

SOUTH AFRICA — 5.9%
Communication Services — 0.6%
MTN Group	11,214	105,365
MultiChoice Group	2,272	17,241
Vodacom Group	3,400	32,551
		155,157
Consumer Discretionary — 2.1%
Absa Group	4,800	48,708
Mr Price Group	1,296	17,333
Naspers, Cl N	2,756	456,604
Woolworths Holdings	5,260	20,649
		543,294
Consumer Staples — 0.4%
Bid	2,240	48,032
Clicks Group	1,344	24,808
Shoprite Holdings	2,248	26,709
Tiger Brands	872	10,854
		110,403
Energy — 0.1%
Exxaro Resources	1,392	14,899
Financials — 1.8%
Capitec Bank	756	91,408

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Discovery	1,952	$17,759
FirstRand	29,926	128,317
Nedbank Group	2,680	31,184
Old Mutual	26,406	29,083
Remgro	2,840	25,644
Sanlam	9,733	41,352
Standard Bank Group	8,807	83,814
		448,561
Industrials — 0.4%
Bidvest Group	1,792	23,345
Sasol	3,720	70,575
		93,920
Materials — 0.4%
Anglo American Platinum	276	23,929
AngloGold Ashanti	2,640	41,714
Gold Fields	4,328	35,464
		101,107
Real Estate — 0.1%
Growthpoint Properties†	16,010	15,217
NEPI Rockcastle	2,152	14,953
		30,170
TOTAL SOUTH AFRICA		1,497,511

SOUTH KOREA — 20.7%
Communication Services — 2.3%
Kakao	1,757	175,106
NAVER	1,000	327,703
NCSoft	120	61,115
SK Telecom	104	28,460
		592,384
Consumer Discretionary — 2.1%
Coway	288	18,049
Fila Holdings	256	9,221
Hyundai Mobis	456	97,439
Hyundai Motor	1,000	168,919
Kangwon Land	648	15,680
Kia	2,000	137,162
LG Electronics	760	81,842
		528,312
Consumer Staples — 0.8%
Amorepacific	284	42,816
E-MART	104	14,449
The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
KT&G	1,125	$77,154
LG Household & Health Care	64	72,270
		206,689
Energy — 0.5%
SK Innovation	424	94,899
S-Oil	248	23,040
		117,939
Financials — 1.9%
DB Insurance	272	14,611
Hana Financial Group	2,398	93,976
Industrial Bank of Korea	1,392	12,345
KB Financial Group	2,862	133,673
Samsung Fire & Marine Insurance	365	72,445
Samsung Life Insurance	376	23,309
Shinhan Financial Group	3,062	104,480
Woori Financial Group	2,614	25,721
		480,560
Health Care — 0.9%
Celltrion*	592	129,750
Celltrion Healthcare*	272	25,132
Samsung Biologics*	117	86,367
		241,249
Industrials — 1.1%
Hyundai Engineering & Construction	432	18,754
Hyundai Heavy Industries Holdings	240	13,115
Korea Shipbuilding & Offshore Engineering*	208	17,919
LG	885	69,514
Samsung C&T	777	81,047
Samsung Heavy Industries*	2,390	12,515
SK Holdings	315	71,301
		284,165
Information Technology — 9.2%
LG Display	1,184	18,950
Samsung Electro-Mechanics	539	80,804
Samsung Electronics	26,790	1,676,638
Samsung SDI	360	218,311
Samsung SDS	184	24,943
SK Hynix	3,750	326,224
		2,345,870

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 1.6%
Hyundai Steel	432	$17,276
Korea Zinc	40	16,993
LG Chemical	320	209,730
Lotte Chemical	96	19,581
POSCO	544	151,622
		415,202
Utilities — 0.3%
Korea Electric Power	3,394	67,507
TOTAL SOUTH KOREA		5,279,877

TAIWAN — 25.5%
Communication Services — 1.0%
Chunghwa Telecom	32,000	126,918
Far EasTone Telecommunications	21,000	46,356
Taiwan Mobile	21,000	74,546
		247,820
Consumer Staples — 0.6%
President Chain Store	8,000	80,400
Uni-President Enterprises	32,000	78,448
		158,848
Energy — 0.1%
Formosa Petrochemical	8,000	28,485
Financials — 5.1%
Cathay Financial Holding	48,000	99,754
Chailease Holding	10,575	93,370
Chang Hwa Commercial Bank	121,445	71,706
China Development Financial Holding	146,000	74,414
CTBC Financial Holding	96,000	78,907
E.Sun Financial Holding	94,539	89,244
First Financial Holding	98,255	79,526
Fubon Financial Holding	52,800	145,359
Hua Nan Financial Holdings	83,720	61,302
Mega Financial Holding	64,000	73,624
Shanghai Commercial & Savings Bank*	50,000	79,683
Shin Kong Financial Holding	246,000	82,205
SinoPac Financial Holdings	56,000	27,939
Taishin Financial Holding	163,411	106,162
Taiwan Cooperative Financial Holding	86,052	68,260
Yuanta Financial Holding	95,280	84,471
		1,315,926

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.3%
Far Eastern New Century	70,000	$74,999
Information Technology — 16.1%
ASE Technology Holding	26,000	101,721
Asustek Computer	8,000	93,466
AU Optronics	82,000	51,948
Catcher Technology	8,000	48,097
Delta Electronics	16,000	144,721
Hon Hai Precision Industry	88,000	331,652
Innolux	48,000	29,289
Lite-On Technology	35,000	78,516
MediaTek	8,000	259,866
Novatek Microelectronics	8,000	117,729
Pegatron	28,000	67,335
Quanta Computer	24,000	66,762
Taiwan Semiconductor Manufacturing	124,000	2,581,433
United Microelectronics	64,000	147,018
		4,119,553
Materials — 2.3%
Asia Cement	32,000	52,375
China Steel	109,000	142,018
Formosa Chemicals & Fibre	23,000	69,263
Formosa Plastics	32,000	130,364
Nan Ya Plastics	40,000	131,369
Taiwan Cement	40,370	73,899
		599,288
TOTAL TAIWAN		6,544,919

THAILAND — 1.9%
Communication Services — 0.2%
Advanced Info Service	8,000	46,342
Consumer Staples — 0.3%
CP ALL	40,000	75,070
Energy — 0.5%
PTT	84,000	96,823
PTT Exploration & Production	11,200	38,894
		135,717
Financials — 0.2%
Siam Commercial Bank	14,400	51,923
Health Care — 0.1%
Bangkok Dusit Medical Services, Cl F	28,000	18,868
Industrials — 0.2%
Airports of Thailand	34,400	62,019

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 0.3%
PTT Global Chemical	18,400	$34,396
Siam Cement	3,200	38,020
		72,416
Real Estate — 0.1%
Central Pattana	10,400	16,291
TOTAL THAILAND		478,646

TURKEY — 0.5%
Consumer Staples — 0.2%
BIM Birlesik Magazalar	5,598	40,264
Energy — 0.1%
Turkiye Petrol Rafinerileri	1,600	20,639
Financials — 0.2%
Akbank	40,008	24,002
Turkiye Garanti Bankasi	32,012	33,294
		57,296
TOTAL TURKEY		118,199

UNITED ARAB EMIRATES — 0.7%
Communication Services — 0.2%
Emirates Telecommunications Group PJSC	9,325	60,979
Financials — 0.4%
Abu Dhabi Commercial Bank PJSC	11,141	22,718
First Abu Dhabi Bank PJSC	15,211	73,629
		96,347
Real Estate — 0.1%
Emaar Properties PJSC	18,822	20,907
TOTAL UNITED ARAB EMIRATES		178,233
TOTAL COMMON STOCK (Cost $23,843,341)		24,264,475

PREFERRED STOCK — 3.7%
BRAZIL— 2.1%
Energy — 0.5%
Petroleo Brasileiro(A)	27,200	135,928
Financials — 1.4%
Banco Bradesco(A)	33,374	127,582
Itau Unibanco Holding(A)	31,200	165,651
Itausa(A)	28,800	58,880
		352,113
Materials — 0.1%
Gerdau(A)	5,600	27,851

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
PREFERRED STOCK (continued)
Utilities — 0.1%
Cia Energetica de Minas Gerais(A)	5,381	$13,854
TOTAL BRAZIL		529,746

CHILE— 0.1%
Materials — 0.1%
Sociedad Quimica y Minera de Chile(A)	666	35,883

COLOMBIA— 0.1%
Financials — 0.1%
Bancolombia(A)	2,456	21,262

RUSSIA— 0.1%
Energy — 0.1%
Surgutneftegas PJSC(A)	37,600	20,818

SOUTH KOREA — 1.3%
Information Technology — 1.3%
Samsung Electronics(A)	5,596	328,954
TOTAL PREFERRED STOCK (Cost $987,560)		936,663

RIGHTS — 0.0%
INDIA — 0.0%
Communication Services — 0.0%
Bharti Airtel, Expires 10/28/2021*	880	1,818
TOTAL INDIA		1,818

SOUTH KOREA — 0.0%
Industrials — 0.0%
Hyundai Engineering & Construction, Expires 10/22/2021*	9	579
Samsung Heavy Industries, Expires 11/5/2021*	791	715
TOTAL SOUTH KOREA		1,294

TAIWAN — 0.0%
Financials — 0.0%
Fubon Financial Holding, Expires 10/25/2021*	1,830	1,169
Fubon Financial Holding, Expires 10/25/2021*	1,113	—
TOTAL TAIWAN		1,169
TOTAL RIGHTS (Cost $–)		4,281
TOTAL INVESTMENTS — 98.6% (Cost $24,830,901)		25,205,419
OTHER ASSETS LESS LIABILITIES — 1.4%		363,016
NET ASSETS — 100%		$25,568,435

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Currently, no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

The following summarizes the market value of the Fund’s investments used as of September 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$1,080,218	$—	$—	$1,080,218
Chile	112,260	—	—	112,260
Colombia	29,794	—	—	29,794
Czech Republic	42,708	—	—	42,708
Egypt	26,217	—	—	26,217
Greece	24,964	—	—	24,964
Hungary	87,943	—	—	87,943
India	4,222,452	—	—	4,222,452
Indonesia	574,759	—	—	574,759
Malaysia	525,797	—	—	525,797
Mexico	851,639	—	—	851,639
Peru	169,049	—	—	169,049
Philippines	283,198	—	—	283,198
Poland	303,665	—	—	303,665
Qatar	304,665	—	—	304,665
Russia	1,527,762	—	—	1,527,762
South Africa	1,497,511	—	—	1,497,511
South Korea
Communication Services	592,384	—	—	592,384
Consumer Discretionary	519,091	9,221	—	528,312
Consumer Staples	206,689	—	—	206,689
Energy	117,939	—	—	117,939
Financials	480,560	—	—	480,560
Health Care	111,499	129,750	—	241,249
Industrials	284,165	—	—	284,165
Information Technology	2,345,870	—	—	2,345,870
Materials	415,202	—	—	415,202
Utilities	67,507	—	—	67,507
Taiwan	6,544,919	—	—	6,544,919
Thailand	478,646	—	—	478,646
Turkey	118,199	—	—	118,199

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

Investments in Securities	Level 1	Level 2	Level 3	Total
United Arab Emirates	$178,233	$—	$—	$178,233
Total Common Stock	24,125,504	138,971	—	24,264,475
Preferred Stock
Brazil	529,746	—	—	529,746
Chile	35,883	—	—	35,883
Colombia	21,262	—	—	21,262
Russia	20,818	—	—	20,818
South Korea	328,954	—	—	328,954
Total Preferred Stock	936,663	—	—	936,663
Rights	4,281	—	—	4,281
Total Investments in Securities	$25,066,448	$138,971	$—	$25,205,419

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI China ESG Leaders Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
CHINA — 98.6%
Communication Services — 9.2%
Tencent Holdings	15,800	$936,474
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	1,400	4,553
		941,027
Consumer Discretionary — 41.2%
Alibaba Group Holding*	44,736	817,180
Baozun ADR*	593	10,395
BYD, Cl A	1,101	42,564
BYD, Cl H	8,000	249,722
Changzhou Xingyu Automotive Lighting Systems, Cl A	200	5,609
China East Education Holdings	5,000	5,158
China Education Group Holdings	8,000	13,791
China Tourism Group Duty Free, Cl A	1,200	48,342
Chongqing Changan Automobile, Cl A	3,720	9,626
Dongfeng Motor Group, Cl H*	26,000	23,212
Fuyao Glass Industry Group, Cl A	1,200	7,856
Fuyao Glass Industry Group, Cl H	5,600	29,962
Geely Automobile Holdings	59,000	169,391
Great Wall Motor, Cl A	1,300	10,595
Great Wall Motor, Cl H	31,500	116,132
Guangdong Xinbao Electrical Appliances Holdings, Cl A	500	1,423
Guangzhou Automobile Group, Cl H	28,000	24,746
Hangzhou Robam Appliances, Cl A	600	3,142
HengTen Networks Group*	32,000	9,496

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Joyoung, Cl A*	400	$1,346
Kuang-Chi Technologies, Cl A*	1,300	4,524
Li Auto ADR*	5,263	138,364
Li Ning	22,500	260,561
Liaoning Cheng Da, Cl A	900	3,444
Meituan, Cl B*	30,400	963,003
Minth Group	8,000	27,336
NIO ADR*	12,783	455,458
Shenzhen Overseas Chinese Town, Cl A	4,900	5,687
Shenzhou International Group Holdings	8,400	178,906
Suning.com, Cl A*	5,500	4,252
TCL Technology Group, Cl A	8,200	7,954
Tongcheng-Elong Holdings*	9,200	22,242
Topsports International Holdings	16,000	18,292
Vipshop Holdings ADR*	4,455	49,629
Weifu High-Technology Group, Cl A	500	1,602
Wuchan Zhongda Group, Cl A	3,000	3,012
Xiamen Intretech, Cl A	300	1,566
XPeng ADR, Cl A*	3,841	136,509
Yadea Group Holdings	12,000	19,608
Yum China Holdings	4,215	244,934
Zhongsheng Group Holdings	6,000	48,326
		4,194,897
Consumer Staples — 3.5%
Angel Yeast, Cl A	600	4,664
By-health, Cl A	1,100	4,813
China Feihe	36,000	60,766
China Mengniu Dairy	31,000	199,707
Dali Foods Group	20,000	12,075
Fu Jian Anjoy Foods, Cl A	200	5,950
Inner Mongolia Yili Industrial Group, Cl A	3,600	21,029
Uni-President China Holdings	13,000	12,374
Want Want China Holdings	47,000	35,561
		356,939
Energy — 0.1%
Offshore Oil Engineering, Cl A	2,600	1,930
Yantai Jereh Oilfield Services Group, Cl A	600	4,501
		6,431
Financials — 14.1%
China Construction Bank, Cl A	5,700	5,272
China Construction Bank, Cl H	960,000	688,124

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
China Merchants Bank, Cl H	39,500	$314,847
Huaxia Bank, Cl A	7,500	6,473
Industrial Bank, Cl A	12,000	34,025
Ping An Insurance Group of China, Cl A	5,200	38,964
Ping An Insurance Group of China, Cl H	51,500	352,280
		1,439,985
Health Care — 11.4%
3SBio*	12,000	11,792
Alibaba Health Information Technology*	10,000	14,387
CanSino Biologics, Cl A*	58	3,045
CanSino Biologics, Cl H*	800	28,261
China Medical System Holdings	13,000	23,713
China National Medicines, Cl A	500	2,271
China Resources Pharmaceutical Group	15,000	7,380
China Resources Sanjiu Medical & Pharmaceutical, Cl A	600	2,629
CSPC Pharmaceutical Group	87,800	105,342
Genscript Biotech*	12,000	46,245
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	900	4,151
Guangzhou Kingmed Diagnostics Group, Cl A	300	4,761
Hansoh Pharmaceutical Group	12,000	30,522
Hutchmed China ADR*	773	28,300
Jafron Biomedical, Cl A	500	4,537
Jinxin Fertility Group*	12,000	17,881
Microport Scientific	5,800	32,708
Ovctek China, Cl A	580	7,339
Pharmaron Beijing, Cl A	400	13,351
Pharmaron Beijing, Cl H	1,300	31,111
Shandong Weigao Group Medical Polymer, Cl H	28,000	50,068
Shanghai Fosun Pharmaceutical Group, Cl A	1,200	9,724
Shanghai Fosun Pharmaceutical Group, Cl H	5,000	25,724
Shanghai Pharmaceuticals Holding, Cl A	1,100	3,260
Shanghai Pharmaceuticals Holding, Cl H	7,500	14,567
Topchoice Medical, Cl A*	200	9,359
WuXi AppTec, Cl A	1,520	35,986
WuXi AppTec, Cl H	3,200	74,855
Wuxi Biologics Cayman*	31,000	503,748
Yunnan Baiyao Group, Cl A	700	10,606
Zhejiang Jiuzhou Pharmaceutical, Cl A	500	4,268
		1,161,891
The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 5.7%
51job ADR*	292	$20,303
Air China, Cl A*	3,900	4,496
Air China, Cl H*	18,000	11,908
Beijing Capital International Airport, Cl H*	16,000	9,434
China Communications Services, Cl H	20,000	11,099
China Conch Venture Holdings	16,000	74,094
China Eastern Airlines, Cl A*	6,600	4,817
China Everbright Environment Group	34,000	25,681
China Lesso Group Holdings	11,000	17,634
China Southern Airlines, Cl A*	7,300	6,538
China Southern Airlines, Cl H*	16,000	9,043
CITIC	58,000	61,840
Contemporary Amperex Technology, Cl A	1,400	114,041
Eve Energy, Cl A	1,100	16,878
Fosun International	24,000	29,196
Gotion High-tech, Cl A*	800	5,887
Jiangsu Zhongtian Technology, Cl A	1,800	2,538
Ming Yang Smart Energy Group, Cl A	1,100	4,252
NARI Technology, Cl A	3,180	17,693
Shanghai Electric Group, Cl A	7,200	5,801
Shanghai M&G Stationery, Cl A	600	6,320
Shenzhen Inovance Technology, Cl A	1,550	15,130
Shenzhen International Holdings	12,000	15,446
Sinotrans, Cl A	2,600	2,200
Sinotruk Hong Kong	6,500	9,686
Sungrow Power Supply, Cl A	800	18,392
Xinjiang Goldwind Science & Technology, Cl A	1,900	5,119
Xinjiang Goldwind Science & Technology, Cl H	7,200	15,168
Yutong Bus, Cl A	1,400	2,458
Zhejiang Chint Electrics, Cl A*	1,200	10,524
Zhejiang Expressway, Cl H	14,000	11,546
Zhejiang Weixing New Building Materials, Cl A	1,000	2,617
Zoomlion Heavy Industry Science and Technology	13,200	11,819
Zoomlion Heavy Industry Science and Technology, Cl A*	4,400	5,624
		585,222
Information Technology — 3.2%
360 Security Technology, Cl A*	4,100	7,547
AAC Technologies Holdings	7,000	33,405
GoerTek, Cl A	2,000	13,356
Kingdee International Software Group*	26,000	87,005

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Lenovo Group	72,000	$77,414
Unisplendour, Cl A	1,651	6,380
Xinyi Solar Holdings	48,000	98,409
		323,516
Materials — 1.3%
BBMG, Cl A	4,900	2,141
China Jushi, Cl A	2,286	6,227
China Molybdenum, Cl A	10,400	9,733
China Molybdenum, Cl H	33,000	20,560
Ganfeng Lithium, Cl A	700	17,672
Ganfeng Lithium, Cl H	2,400	42,668
GEM, Cl A	2,700	4,677
Lee & Man Paper Manufacturing	13,000	9,569
Skshu Paint, Cl A	240	3,719
Transfar Zhilian, Cl A	1,800	2,323
Zhejiang Huayou Cobalt, Cl A	700	11,215
		130,504
Real Estate — 6.0%
A-Living Smart City Services, Cl H	5,500	19,571
China Aoyuan Group	12,000	6,336
China Jinmao Holdings Group	56,000	20,142
China Merchants Property Operation & Service, Cl A	700	1,691
China Merchants Shekou Industrial Zone Holdings, Cl A	4,800	9,624
China Overseas Land & Investment	37,000	84,317
China Vanke, Cl A	6,100	20,141
China Vanke, Cl H	17,700	48,430
CIFI Ever Sunshine Services Group	10,000	19,937
CIFI Holdings Group	32,000	21,786
Country Garden Services Holdings	15,000	118,502
Greenland Holdings, Cl A	5,060	3,685
Greentown Service Group	14,000	15,107
Guangzhou R&F Properties	16,400	12,598
Hopson Development Holdings	6,300	22,417
Jinke Properties Group, Cl A	3,100	2,478
Kaisa Group Holdings	27,000	7,353
KWG Group Holdings	13,000	12,708
Logan Group	14,000	14,639
Longfor Group Holdings	18,500	85,315
Poly Developments and Holdings Group, Cl A	7,200	15,652
Poly Property Services, Cl H	1,400	8,345

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares MSCI China ESG Leaders Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate (continued)
Shenzhen Investment	26,000	$6,546
Shimao Group Holdings	12,500	22,898
Zhenro Properties Group	13,000	7,097
		607,315
Utilities — 2.9%
Beijing Enterprises Water Group	42,000	16,510
China Gas Holdings	30,000	88,636
China Resources Gas Group	10,000	52,539
ENN Energy Holdings	8,100	133,602
ENN Natural Gas, Cl A	1,000	2,832
Sichuan Chuantou Energy, Cl A	2,200	4,898
		299,017
TOTAL CHINA		10,046,744

HONG KONG — 0.9%
Consumer Staples — 0.1%
Vinda International Holdings	4,000	11,818
Health Care — 0.8%
Sino Biopharmaceutical	99,000	82,154
TOTAL HONG KONG		93,972

SINGAPORE — 0.2%
Industrials — 0.2%
BOC Aviation	2,100	17,589
TOTAL SINGAPORE		17,589
TOTAL COMMON STOCK (Cost $10,919,805)		10,158,305
TOTAL INVESTMENTS — 99.7% (Cost $10,919,805)		10,158,305
OTHER ASSETS LESS LIABILITIES — 0.3%		32,241
NET ASSETS — 100%		$10,190,546
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the Financial Statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2021

KraneShares Global Carbon ETF

	Shares	Value
EXCHANGE – TRADED FUND — 3.8%
Schwab Short-Term U.S. Treasury ETF‡	694,950	$35,574,490
TOTAL EXCHANGE – TRADED FUND (Cost $35,641,385)		35,574,490

U.S. TREASURY OBLIGATION(A) — 2.7%
United States Treasury Bills^
0.060%, 07/14/2022	25,000,000	24,986,594
TOTAL U.S. TREASURY OBLIGATION (Cost $24,988,083)		24,986,594

TOTAL INVESTMENTS — 6.5% (Cost $60,629,468)		60,561,084
OTHER ASSETS LESS LIABILITIES — 93.5%		865,488,980
NET ASSETS — 100%		$926,050,064
Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ICE ECX Emission 2021^	8,533	Dec-2021	$528,064,155	$610,566,632	$99,960,877
ICE ECX Emission 2021^	709	Dec-2022	44,199,736	51,076,595	8,335,995
RGGI VINTAGE 2021^	6,629	Dec-2021	57,016,312	73,581,900	16,565,589
CA Carbon^	5,523	Dec-2021	118,506,722	151,385,430	32,878,708
CA Carbon^	1,315	Dec-2022	29,637,690	37,556,400	7,918,710
EUR FX 2021^	523	Dec-2021	77,940,676	75,835,000	(2,105,676)
			$855,365,291	$1,000,001,957	$163,554,203
^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of September 30, 2021.
‡	For financial information on the Schwab Short-Term U.S. Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

CA — California

ECX — European Climate Exchange

ETF — Exchange-Traded Fund

EUR — Euro

ICE — Intercontinental Exchange

RGGI — Regional Greenhouse Gas Initiative

The accompanying notes are an integral part of the Financial Statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2021

KraneShares Global Carbon ETF (concluded)

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares CICC China 5G & Semiconductor Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 88.7%
Information Technology — 88.7%
Advanced Micro-Fabrication Equipment China, Cl A*	118,283	$2,782,051
Avary Holding Shenzhen, Cl A	464,085	2,396,646
BOE Technology Group, Cl A	8,123,730	6,356,498
BYD Electronic International	596,000	2,101,597
Chaozhou Three-Circle Group, Cl A	378,864	2,177,852
Foxconn Industrial Internet, Cl A	3,978,274	7,162,619
GDS Holdings ADR*	32,538	1,841,976
Gigadevice Semiconductor Beijing, Cl A	102,900	2,311,663
GoerTek, Cl A	740,722	4,946,563
Guangzhou Shiyuan Electronic Technology, Cl A	147,248	1,787,555
Hangzhou Silan Microelectronics, Cl A	262,900	2,325,529
Ingenic Semiconductor, Cl A	105,912	2,108,722
JCET Group, Cl A	354,821	1,763,110
Luxshare Precision Industry, Cl A	1,385,405	7,665,450
Maxscend Microelectronics, Cl A	40,193	2,192,119
Montage Technology, Cl A	247,619	2,279,369
National Silicon Industry Group, Cl A*	542,086	2,407,218
NAURA Technology Group, Cl A	99,718	5,650,120
Sanan Optoelectronics, Cl A	1,036,309	5,088,415
Shenzhen Transsion Holdings, Cl A	169,705	3,707,531
Sunny Optical Technology Group	264,400	6,955,884
Unigroup Guoxin Microelectronics, Cl A	136,300	4,367,344
Will Semiconductor Shanghai, Cl A	176,671	6,641,176
Wingtech Technology, Cl A	326,455	4,737,492
Yealink Network Technology, Cl A	191,680	2,413,077
Zhejiang Dahua Technology, Cl A	622,511	2,287,877
Zhejiang Jingsheng Mechanical & Electrical, Cl A	320,120	3,191,776
ZTE, Cl H	1,427,000	4,692,722
TOTAL CHINA		104,339,951

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares CICC China 5G & Semiconductor Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 11.3%
Information Technology — 11.3%
Hua Hong Semiconductor*	306,000	$1,588,048
Xiaomi, Cl B*	4,247,000	11,647,724
TOTAL HONG KONG		13,235,772
TOTAL COMMON STOCK (Cost $115,807,003)		117,575,723
TOTAL INVESTMENTS — 100.0% (Cost $115,807,003)		117,575,723
OTHER ASSETS LESS LIABILITIES — 0.0%		6,498
NET ASSETS — 100%		$117,582,221
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares CICC China Consumer Leaders Index ETF

	Shares	Value

COMMON STOCK — 100.0%‡
CHINA — 100.0%
Consumer Discretionary — 41.1%
ANTA Sports Products	121,000	$2,281,773
China Tourism Group Duty Free, Cl A	62,700	2,525,875
Ecovacs Robotics, Cl A	57,733	1,358,792
Gree Electric Appliances of Zhuhai, Cl A*	367,500	2,206,481
Haidilao International Holding	105,000	401,270
Haier Smart Home, Cl A	368,600	1,493,475
Hangzhou Robam Appliances, Cl A	48,200	252,426
Hisense Home Appliances Group, Cl H	35,000	37,947
Li Ning	232,500	2,692,462
Midea Group, Cl A	305,865	3,298,451
Oppein Home Group, Cl A	26,300	533,294
Yum China Holdings	37,206	2,162,041
Zhejiang Supor, Cl A*	36,200	261,993
		19,506,280
Consumer Staples — 58.9%
China Mengniu Dairy	276,000	1,778,038
Chongqing Brewery, Cl A*	21,636	439,927
Dali Foods Group	245,500	148,221
Foshan Haitian Flavouring & Food, Cl A	108,160	1,843,446
Henan Shuanghui Investment & Development, Cl A	295,935	1,244,908
Hengan International Group	70,500	377,647
Inner Mongolia Yili Industrial Group, Cl A	374,400	2,186,997
Jiangsu King’s Luck Brewery JSC, Cl A	73,200	513,784
Jiangsu Yanghe Brewery Joint-Stock, Cl A	89,500	2,303,093
Kweichow Moutai, Cl A	25,000	7,088,627
Luzhou Laojiao, Cl A	63,800	2,190,394
Muyuan Foods, Cl A	213,992	1,720,822
Shanxi Xinghuacun Fen Wine Factory, Cl A	26,600	1,300,325
Sichuan Swellfun, Cl A	18,400	362,498

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares CICC China Consumer Leaders Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Want Want China Holdings	668,000	$505,420
Wuliangye Yibin, Cl A	116,300	3,953,371
		27,957,518
TOTAL CHINA		47,463,798
TOTAL COMMON STOCK (Cost $52,194,751)		47,463,798
TOTAL INVESTMENTS — 100.0% (Cost $52,194,751)		47,463,798
OTHER ASSETS LESS LIABILITIES — 0.0%		16,918
NET ASSETS — 100%		$47,480,716
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

JSC — Joint-Stock Company

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 93.6%‡
CHINA — 84.7%
Communication Services — 24.7%
Autohome, Cl A*	5,500	$62,527
Baidu, Cl A*	2,450	46,705
Bilibili, Cl Z*	600	39,077
China Literature*	6,200	47,308
Kingsoft	12,400	49,459
Kuaishou Technology, Cl B*	15,100	160,414
NetEase	4,100	69,258
Tencent Holdings	3,800	225,228
		699,976
Consumer Discretionary — 33.8%
Alibaba Group Holding*	8,700	158,920
Haier Smart Home, Cl H	30,800	108,606
JD Health International*	13,650	131,684
JD.com, Cl A*	6,050	220,095
Meituan, Cl B*	7,400	234,415
Tongcheng-Elong Holdings*	17,200	41,582
Trip.com Group*	2,000	60,324
		955,626
Financials — 1.4%
ZhongAn Online P&C Insurance, Cl H*	10,000	41,171

Health Care — 4.3%
Alibaba Health Information Technology*	62,000	89,201
Ping An Healthcare and Technology*	5,000	32,500
		121,701
Information Technology — 20.5%
AAC Technologies Holdings	10,500	50,108
BYD Electronic International	11,500	40,551
GDS Holdings, Cl A*	4,000	28,518
Kingdee International Software Group*	33,000	110,429

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares Hang Seng TECH Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Lenovo Group	100,000	$107,519
Ming Yuan Cloud Group Holdings	11,000	38,152
Sunny Optical Technology Group	6,200	163,111
Weimob*	28,000	40,572
		578,960
TOTAL CHINA		2,397,434

HONG KONG — 8.9%
Information Technology — 8.9%
ASM Pacific Technology	4,200	46,480
Hua Hong Semiconductor*	9,000	46,707
Xiaomi, Cl B*	58,000	159,070
TOTAL HONG KONG		252,257
TOTAL COMMON STOCK (Cost $3,075,912)		2,649,691
TOTAL INVESTMENTS — 93.6% (Cost $3,075,912)		2,649,691
OTHER ASSETS LESS LIABILITIES — 6.4%		179,880
NET ASSETS — 100%		$2,829,571
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares SSE Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.6%‡
CHINA — 99.6%
Consumer Discretionary — 6.6%
Autel Intelligent Technology, Cl A	210,645	$2,307,499
Beijing Roborock Technology, Cl A	31,207	3,418,216
Ninebot*	74,155	929,523
Tianneng Battery Group, Cl A	125,135	850,778
		7,506,016
Health Care — 15.7%
Bloomage Biotechnology, Cl A	84,258	2,425,910
BrightGene Bio-Medical Technology, Cl A	239,900	1,061,597
CanSino Biologics, Cl A*	40,295	2,115,206
Micro-Tech Nanjing, Cl A	46,813	1,872,157
Qingdao Haier Biomedical, Cl A	148,420	2,610,113
Sansure Biotech, Cl A	42,128	364,100
Shanghai Haohai Biological Technology, Cl A	48,378	1,414,760
Shanghai Junshi Biosciences, Cl A*	88,789	744,265
Shanghai MicroPort Endovascular MedTech Group, Cl A	33,692	1,430,370
Shenzhen Chipscreen Biosciences, Cl A*	287,881	1,676,258
Suzhou Zelgen Biopharmaceutical*	168,515	1,704,994
Xiamen Amoytop Biotech, Cl A	95,212	399,200
		17,818,930
Industrials — 11.3%
Guangdong Jia Yuan Technology Shares, Cl A	189,128	4,164,391
Ningbo Ronbay New Energy Technology, Cl A	314,128	5,260,452
Pylon Technologies, Cl A	53,094	1,657,645
Zhejiang HangKe Technology, Cl A	141,375	1,812,640
		12,895,128
Information Technology — 58.0%
3peak, Cl A	27,772	2,745,831
Advanced Micro-Fabrication Equipment China, Cl A*	287,923	6,772,035
Amlogic Shanghai, Cl A*	240,556	3,883,037
Anji Microelectronics Technology Shanghai, Cl A	31,074	1,133,763

The accompanying notes are an integral part of the Financial Statements.

Schedule of Investments (Unaudited) September 30, 2021

KraneShares SSE Market 50 Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Appotronics, Cl A	211,935	$860,350
Arcsoft, Cl A	237,560	1,512,080
Beijing Kingsoft Office Software, Cl A	215,794	9,473,002
Bestechnic Shanghai, Cl A	27,874	1,106,063
Cambricon Technologies*	42,139	519,849
China Railway Signal & Communication, Cl A*	3,026,611	2,419,788
China Resources Microelectronics, Cl A	308,966	3,295,988
DBAPP Security, Cl A	52,011	2,844,729
Espressif Systems Shanghai, Cl A	46,875	1,520,205
Montage Technology, Cl A	529,433	4,873,507
National Silicon Industry Group, Cl A*	580,503	2,577,815
Qi An Xin Technology Group, Cl A*	87,485	1,110,574
Raytron Technology, Cl A	260,379	3,538,153
Shanghai Bright Power Semiconductor, Cl A	21,778	1,260,317
Shanghai Friendess Electronic Technology, Cl A	35,212	2,393,368
Shenzhen Transsion Holdings, Cl A	280,858	6,135,881
Suzhou HYC Technology, Cl A	46,187	248,540
Trina Solar, Cl A	363,014	3,012,555
UCloud Technology, Cl A*	247,234	1,244,981
Verisilicon Microelectronics Shanghai, Cl A*	57,153	597,565
Willfar Information Technology, Cl A	117,024	410,146
Zhejiang Supcon Technology, Cl A	45,948	600,585
		66,090,707
Materials — 8.0%
Cathay Biotech, Cl A	48,763	1,178,276
Jiangsu Cnano Technology, Cl A	217,065	5,047,585
Western Superconducting Technologies, Cl A	258,199	2,872,434
		9,098,295
TOTAL CHINA		113,409,076
TOTAL COMMON STOCK (Cost $112,346,472)		113,409,076
TOTAL INVESTMENTS — 99.6% (Cost $112,346,472)		113,409,076
OTHER ASSETS LESS LIABILITIES — 0.4%		486,782
NET ASSETS — 100%		$113,895,858
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the Financial Statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2021

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF		KraneShares Bosera MSCI China A Share ETF
Assets:
Investments at Value	$14,015,577	$7,352,149,379	*	$737,530,023
Cash and Cash Equivalents	73,380	16,319,883		99,734
Foreign Currency at Value	5	—		505,647
Receivable for Capital Shares Sold	—	18,775,482		—
Dividend and Interest Receivable	—	270,584		—
Prepaid Expenses	—	22,365		4,708
Total Assets	14,088,962	7,387,537,693		738,140,112
Liabilities:
Payable for Investment Securities Purchased	—	18,615,479		—
Obligation to Return Securities Lending Collateral	—	396,115,854		—
Payable for Management Fees	8,280	4,120,178		363,300
Payable for Trustees’ Fee	12	10,126		2,185
Payable for Securities Lending Fees	—	27,058		—
Unrealized Depreciation on Spot Contracts	—	170		—
Other Accrued Expenses	165	—		—
Total Liabilities	8,457	418,888,865		365,485
Net Assets	$14,080,505	$6,968,648,828		$737,774,627
Net Assets Consist of:
Paid-in Capital	$12,970,705	$8,965,440,581		$536,378,153
Total Distributable Earnings/(Loss)	1,109,800	(1,996,791,753)		201,396,474
Net Assets	$14,080,505	$6,968,648,828		$737,774,627
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	450,000	147,850,000		16,100,000
Net Asset Value, Offering and Redemption Price Per Share	$31.29	$47.13		$45.82
Cost of Investments	$14,109,002	$9,489,857,760		$585,521,518
Cost of Foreign Currency	5	—		504,282
*Includes Market Value of Securities on Loan	—	366,756,922		—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)

September 30, 2021

	KraneShares Bloomberg China Bond Inclusion Index ETF	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF
Assets:
Investments at Value	$13,305,651	$22,966,756	$10,690,464
Cash and Cash Equivalents	459,182	127,139	35,946
Foreign Currency at Value	8,746	5,588	17,101
Dividend and Interest Receivable	212,297	24,946	13,823
Reclaim Receivable	—	83	—
Prepaid Expenses	68	130	48
Total Assets	13,985,944	23,124,642	10,757,382
Liabilities:
Payable for Management Fees	5,526	9,384	6,968
Payable for Trustees’ Fee	28	67	27
Payable for Foreign Capital Gains Tax	—	—	570
Unrealized Depreciation on Spot Contracts	—	1	2
Total Liabilities	5,554	9,452	7,567
Net Assets	$13,980,390	$23,115,190	$10,749,815
Net Assets Consist of:
Paid-in Capital	$13,359,035	$25,337,194	$12,644,783
Total Distributable Earnings/(Loss)	621,355	(2,222,004)	(1,894,968)
Net Assets	$13,980,390	$23,115,190	$10,749,815
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	400,000	750,000	350,002
Net Asset Value, Offering and Redemption Price Per Share	$34.95	$30.82	$30.71
Cost of Investments	$13,331,525	$25,599,153	$9,061,862
Cost of Foreign Currency	8,746	5,588	17,081

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)

September 30, 2021

	KraneShares Emerging Markets Consumer Technology Index ETF		KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Assets:
Investments at Value	$90,944,497	*	$184,907,115	$260,085,783	*
Foreign Currency at Value	2,191,362		23	1,307,359
Cash and Cash Equivalents	—		218,181	4,092,364
Reclaim Receivable	6,006		—	101,814
Dividend and Interest Receivable	5,309		638,166	185,309
Prepaid Expenses	566		962	1,069
Total Assets	93,147,740		185,764,447	265,773,698
Liabilities:
Obligation to Return Securities Lending Collateral	2,960,272		—	3,048,775
Payable to Custodian	2,064,792		—	—
Payable for Foreign Capital Gains Tax	134,671		—	—
Payable for Management Fees	45,779		122,247	147,814
Payable for Securities Lending Fees	370		—	469
Payable for Trustees’ Fee	192		210	386
Unrealized Depreciation on Spot Contracts	53		—	—
Total Liabilities	5,206,129		122,457	3,197,444
Net Assets	$87,941,611		$185,641,990	$262,576,254
Net Assets Consist of:
Paid-in Capital	$102,268,841		$196,535,386	$228,920,980
Total Distributable Earnings/(Loss)	(14,327,230)		(10,893,396)	33,655,274
Net Assets	$87,941,611		$185,641,990	$262,576,254
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	3,250,002		4,200,002	5,650,002
Net Asset Value, Offering and Redemption Price Per Share	$27.06		$44.20	$46.47
Cost of Investments	$101,811,447		$179,056,512	$248,450,537
Cost of Foreign Currency	2,205,406		23	1,505,344
*Includes Market Value of Securities on Loan	2,803,108		—	2,948,370

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)

September 30, 2021

	KraneShares MSCI All China Health Care Index ETF		KraneShares Asia Pacific High Yield Bond ETF	KraneShares Emerging Markets Healthcare Index ETF
Assets:
Investments at Value	$221,505,291	*	$10,137,904	$4,692,087	*
Cash and Cash Equivalents	174,510		699,319	7,412
Foreign Currency at Value	5,193		—	873
Dividend and Interest Receivable	98,477		203,326	2,267
Receivable for Investment Securities Sold	—		199,600	—
Prepaid Expenses	1,313		54	32
Total Assets	221,784,784		11,240,203	4,702,671
Liabilities:
Payable for Investment Securities Purchased	—		205,064	—
Obligation to Return Securities Lending Collateral	2,887,105		—	10,332
Payable for Management Fees	111,761		6,341	3,045
Payable for Trustees’ Fee	664		27	32
Payable for Securities Lending Fees	115		—	35
Unrealized Depreciation on Spot Contracts	13		—	—
Payable for Foreign Capital Gains Tax	—		—	6,228
Total Liabilities	2,999,658		211,432	19,672
Net Assets	$218,785,126		$11,028,771	$4,682,999
Net Assets Consist of:
Paid-in Capital	$205,730,641		$11,890,891	$5,231,478
Total Distributable Earnings/(Loss)	13,054,485		(862,120)	(548,479)
Net Assets	$218,785,126		$11,028,771	$4,682,999
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	5,850,002		300,001	150,002
Net Asset Value, Offering and Redemption Price Per Share	$37.40		$36.76	$31.22
Cost of Investments	$224,005,295		$10,624,357	$4,916,122
Cost of Foreign Currency	5,178		—	873
*Includes Market Value of Securities on Loan	2,748,364		—	9,777

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities (Unaudited) (continued)

September 30, 2021

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares MSCI China ESG Leaders Index ETF	KraneShares Global Carbon ETF(1)
Assets:
Investments at Value	$25,205,419	$10,158,305	$60,561,084
Cash and Cash Equivalents	224,001	18,202	655,788,440
Foreign Currency at Value	93,076	2,337	88,575,225
Cash Collateral on Futures Contracts	—	—	129,830,807
Dividend and Interest Receivable	50,689	16,693	—
Reclaim Receivable	177	—	—
Receivable for Capital Shares Sold	—	—	2,052,420
Prepaid Expenses	173	65	240
Total Assets	25,573,535	10,195,602	936,808,216
Liabilities:
Payable for Management Fees	4,925	5,010	514,992
Payable for Trustees’ Fee	133	45	456
Unrealized Depreciation on Spot Contracts	42	1	—
Variation Margin Payable on Future Contracts	—	—	10,236,457
Custody Fees Payable	—	—	6,247
Total Liabilities	5,100	5,056	10,758,152
Net Assets	$25,568,435	$10,190,546	$926,050,064
Net Assets Consist of:
Paid-in Capital	$23,938,186	$10,811,552	$777,479,182
Total Distributable Earnings/(Loss)	1,630,249	(621,006)	148,570,882
Net Assets	$25,568,435	$10,190,546	$926,050,064
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	800,002	350,000	22,650,000
Net Asset Value, Offering and Redemption Price Per Share	$31.96	$29.12	$40.89
Cost of Investments	$24,830,901	$10,919,805	$60,629,468
Cost of Foreign Currency	92,527	2,337	89,196,027
(1)	KraneShares Global Carbon ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon, Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)

September 30, 2021

	KraneShares CICC China 5G & Semiconductor Index ETF	KraneShares CICC China Consumer Leaders Index ETF	KraneShares Hang Seng TECH Index ETF
Assets:
Investments at Value	$117,575,723	$47,463,798	$2,649,691
Cash and Cash Equivalents	3,063,366	432,788	173,325
Foreign Currency at Value	—	2,973	—
Receivable for Investment Securities Sold	1,359,202	14,765	5,922
Receivable for Capital Shares Sold	—	—	944,790
Dividend and Interest Receivable	—	10,732	—
Unrealized Appreciation on Spot Contracts	—	—	16
Receivable for Trustees’ Fee	—	—	5
Prepaid Expenses	844	303	—
Total Assets	121,999,135	47,925,359	3,773,749
Liabilities:
Payable for Investment Securities Purchased	3,135,078	418,685	943,058
Payable for Capital Shares Redeemed	1,215,232	—	—
Payable for Management Fees	65,788	25,606	1,120
Unrealized Depreciation on Spot Contracts	444	92	—
Payable for Trustees’ Fee	372	260	—
Total Liabilities	4,416,914	444,643	944,178
Net Assets	$117,582,221	$47,480,716	$2,829,571
Net Assets Consist of:
Paid-in Capital	$125,206,943	$57,873,381	$3,444,790
Total Distributable Loss	(7,624,722)	(10,392,665)	(615,219)
Net Assets	$117,582,221	$47,480,716	$2,829,571
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	4,850,002	2,000,002	150,001
Net Asset Value, Offering and Redemption Price Per Share	$24.24	$23.74	$18.86
Cost of Investments	$115,807,003	$52,194,751	$3,075,912
Cost of Foreign Currency	—	2,973	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (concluded)

September 30, 2021

KraneShares SSE STAR Market 50 Index ETF
Assets:
Investments at Value	$113,409,076
Cash and Cash Equivalents	435,396
Foreign Currency at Value	132,915
Prepaid Expenses	506
Total Assets	113,977,893
Liabilities:
Payable for Management Fees	81,915
Payable for Trustees’ Fee	120
Total Liabilities	82,035
Net Assets	$113,895,858
Net Assets Consist of:
Paid-in Capital	$116,082,570
Total Distributable Loss	(2,186,712)
Net Assets	$113,895,858
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	4,850,000
Net Asset Value, Offering and Redemption Price Per Share	$23.48
Cost of Investments	$112,346,472
Cost of Foreign Currency	132,330

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2021

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A Share ETF
Investment Income:
Dividend Income	$350,689	$5,018,984	$12,656,620
Interest Income	1	976	203
Security Lending Income	—	2,020,614	—
Less: Foreign Taxes Withheld	(35,069)	—	(1,274,473)
Total Investment Income	315,621	7,040,574	11,382,350
Expenses:
Management Fees†	48,045	17,134,715	3,193,527
Trustees’ Fees	245	84,430	16,342
Security Lending Fees†	—	198,898	—
Insurance Expense	317	24,155	5,163
Total Expenses	48,607	17,442,198	3,215,032
Management Fee Waiver†	—	—	(818,859)
Net Expenses	48,607	17,442,198	2,396,173
Net Investment Income (Loss)	267,014	(10,401,624)	8,986,177
Net Realized Gain (Loss) on:
Investments	488,824	33,261,744	51,992,630
Foreign Currency Translations	(11,836)	(72,749)	132,233
Net Realized Gain on Investments and Foreign Currency Translations	476,988	33,188,995	52,124,863
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(824,195)	(2,359,281,387)	(28,566,360)
Foreign Currency Translations	—	867	5,310
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(824,195)	(2,359,280,520)	(28,561,050)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translations	(347,207)	(2,326,091,525)	23,563,813
Net Increase (Decrease) in Net Assets Resulting from Operations	$(80,193)	$(2,336,493,149)	$32,549,990
†	See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)

For the Period Ended September 30, 2021

	KraneShares Bloomberg China Bond Inclusion Index ETF	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF
Investment Income:
Dividend Income	$—	$380,319	$319,681
Interest Income	122,717	—	1
Less: Foreign Taxes Withheld	(22,846)	(29,978)	(28,457)
Total Investment Income	99,871	350,341	291,225
Expenses:
Management Fees†	44,048	77,699	41,363
Trustees’ Fees	242	432	200
Insurance Expense	77	145	58
Total Expenses	44,367	78,276	41,621
Management Fee Waiver†	(21,794)	(22,853)	—
Net Expenses	22,573	55,423	41,621
Net Investment Income	77,298	294,918	249,604
Net Realized Gain (Loss) on:
Investments	(2,419)	(1,554)	460,591
Foreign Currency Translations	103,529	(263)	(4,550)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	101,110	(1,817)	456,041
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(25,874)	(2,802,627)	(55,741)
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	694
Foreign Currency Translations	98,279	(14)	158
Net Change in Unrealized Appreciation (Depreciation) on Investments, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translations	72,405	(2,802,641)	(54,889)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translations	173,515	(2,804,458)	401,152
Net Increase (Decrease) in Net Assets Resulting from Operations	$250,813	$(2,509,540)	$650,756
†	See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)

For the Period Ended September 30, 2021

	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Investment Income:
Dividend Income	$160,674	$2,129,937	$1,259,578
Interest Income	6	21	12
Security Lending Income	48,125	—	102,373
Less: Foreign Taxes Withheld	(41,995)	(31,675)	(114,878)
Total Investment Income	166,810	2,098,283	1,247,085
Expenses:
Management Fees†	405,811	660,602	767,612
Trustees’ Fees	2,097	2,856	3,842
Security Lending Fees†	4,805	—	10,222
Insurance Expense	664	1,047	1,188
Total Expenses	413,377	664,505	782,864
Management Fee Waiver†	(104,055)	—	—
Net Expenses	309,322	664,505	782,864
Net Investment Income (Loss)	(142,512)	1,433,778	464,221
Net Realized Gain (Loss) on:
Investments	(952,470)	(4,359,117)	20,212,261
Foreign Currency Translations	(9,012)	(32,059)	(51,811)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(961,482)	(4,391,176)	20,160,450
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(15,102,110)	13,388,898	(1,857,220)
Accrued Foreign Capital Gains Tax on Appreciated Securities	(134,671)	—	—
Foreign Currency Translations	(12,835)	(435)	(7,181)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translations	(15,249,616)	13,388,463	(1,864,401)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translations	(16,211,098)	8,997,287	18,296,049
Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,353,610)	$10,431,065	$18,760,270
†	See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)

For the Period Ended September 30, 2021

	KraneShares MSCI All China Health Care Index ETF	KraneShares Asia Pacific High Yield Bond ETF	KraneShares Emerging Markets Healthcare Index ETF
Investment Income:
Dividend Income	$1,287,965	$—	$27,972
Interest Income	19	319,755	3
Security Lending Income	12,429	—	8,333
Less: Foreign Taxes Withheld	(107,959)	(891)	(1,959)
Total Investment Income	1,192,454	318,864	34,349
Expenses:
Management Fees†	917,545	34,499	20,141
Trustees’ Fees	4,588	193	120
Security Lending Fees†	1,228	—	831
Insurance Expense	1,479	62	33
Total Expenses	924,840	34,754	21,125
Management Fee Waiver†	(164,687)	—	—
Net Expenses	760,153	34,754	21,125
Net Investment Income	432,301	284,110	13,224
Net Realized Gain (Loss) on:
Investments	11,204,292	(253,942)	(27,255)
Foreign Currency Translations	5,736	—	(678)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	11,210,028	(253,942)	(27,933)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(19,121,599)	(459,031)	(311,475)
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	313
Foreign Currency Translations	(80)	—	108
Net Change in Unrealized Depreciation on Investments, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translations	(19,121,679)	(459,031)	(311,054)
Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(7,911,651)	(712,973)	(338,987)
Net Decrease in Net Assets Resulting from Operations	$(7,479,350)	$(428,863)	$(325,763)
†	See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations/Consolidated Statement of Operations (Unaudited) (continued)

For the Period Ended September 30, 2021

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares MSCI China ESG Leaders Index ETF	KraneShares Global Carbon ETF(1)
Investment Income:
Dividend Income	$502,111	$179,555	$29,417
Interest Income	30	—	3,953
Less: Foreign Taxes Withheld	(94,895)	(10,530)	—
Total Investment Income	407,246	169,025	33,370
Expenses:
Management Fees†	83,383	35,473	1,836,290
Trustees’ Fees	598	231	5,473
Insurance Expense	194	76	426
Broker Fees	—	—	215,041
Total Expenses	84,175	35,780	2,057,230
Management Fee Waiver†	(50,317)	—	—
Net Expenses	33,858	35,780	2,057,230
Net Investment Income (Loss)	373,388	133,245	(2,023,860)
Net Realized Gain (Loss) on:
Investments	540,291	(21,700)	—
Futures Contracts	—	—	(87,682)
Foreign Currency Translations	2	(743)	(12,275,036)
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	540,293	(22,443)	(12,362,718)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	95,279	(1,101,064)	(55,634)
Accrued Foreign Capital Gains Tax on Appreciated Securities	19,073	—	—
Futures Contracts	—	—	155,722,878
Foreign Currency Translations	682	(7)	(553,484)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translations	115,034	(1,101,071)	155,113,760
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	655,327	(1,123,514)	142,751,042
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,028,715	$(990,269)	$140,727,182
†	See Note 3 in Notes to Financial Statements.
(1)	KraneShares Global Carbon ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon, Subsidiary, Ltd.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (concluded)

For the Period Ended September 30, 2021

	KraneShares CICC China 5G & Semiconductor Index ETF	KraneShares CICC China Consumer Leaders Index ETF	KraneShares Hang Seng TECH Index ETF(1)	KraneShares SSE STAR Market 50 Index ETF
Investment Income:
Dividend Income	$761,518	$741,964	$4,610	$356,354
Interest Income	22	39	—	2,178
Less: Foreign Taxes Withheld	(70,591)	(65,624)	(127)	(35,878)
Total Investment Income	690,949	676,379	4,483	322,654
Expenses:
Management Fees†	524,363	179,939	4,591	501,501
Trustees’ Fees	2,492	1,119	13	1,910
Insurance Expense	917	348	—	578
Total Expenses	527,772	181,406	4,604	503,989
Management Fee Waiver†	(94,116)	—	—	—
Net Expenses	433,656	181,406	4,604	503,989
Net Investment Income (Loss)	257,293	494,973	(121)	(181,335)
Net Realized Gain on:
Investments	(875,046)	(3,507,959)	(188,740)	(1,960,987)
Foreign Currency Translations	(19,788)	(9,385)	(153)	12,393
Net Realized (Loss) on Investments and Foreign Currency Translations	(894,834)	(3,517,344)	(188,893)	(1,948,594)
Net Change in Unrealized Appreciation on:
Investments	6,876,762	(1,475,165)	(426,221)	11,308,335
Foreign Currency Translations	255	(347)	16	3,680
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	6,877,017	(1,475,512)	(426,205)	11,312,015
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translations	5,982,183	(4,992,856)	(615,098)	9,363,421
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,239,476	$(4,497,883)	$(615,219)	$9,182,086
†	See Note 3 in Notes to Financial Statements.
(1)	Commenced operations on June 8, 2021.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CICC China Leaders 100 Index ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income	$267,014	$339,599
Net Realized Gain on Investments and Foreign Currency Translations	476,988	1,039,339
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(824,195)	1,788,574
Net Increase (Decrease) in Net Assets Resulting from Operations	(80,193)	3,167,512
Distributions	—	(333,476)
Capital Share Transactions:(1)
Issued	3,137,813	1,577,028
Redeemed	(1,540,136)	(8,120,748)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,597,677	(6,543,720)
Total Increase (Decrease) in Net Assets	1,517,484	(3,709,684)
Net Assets:
Beginning of Period	12,563,021	16,272,705
End of Period	$14,080,505	$12,563,021
Share Transactions:
Issued	100,000	50,000
Redeemed	(50,000)	(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(250,000)
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CSI China Internet ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Loss	$(10,401,624)	$(12,142,438)
Net Realized Gain on Investments and Foreign Currency Translations	33,188,995	759,673,198
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,359,280,520)	393,639,091
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,336,493,149)	1,141,169,851
Distributions	—	(10,272,264)
Capital Share Transactions:(1)
Issued	6,190,451,628	2,135,821,640
Redeemed	(547,569,684)	(1,918,097,016)
Increase in Net Assets from Capital Share Transactions	5,642,881,944	217,724,624
Total Increase in Net Assets	3,306,388,795	1,348,622,211
Net Assets:
Beginning of Period	3,662,260,033	2,313,637,822
End of Period	$6,968,648,828	$3,662,260,033
Share Transactions:
Issued	109,900,000	28,550,000
Redeemed	(10,500,000)	(31,300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	99,400,000	(2,750,000)
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Bosera MSCI China A Share ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income	$8,986,177	$5,153,808
Net Realized Gain on Investments and Foreign Currency Translations	52,124,863	30,694,994
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(28,561,050)	205,309,508
Net Increase in Net Assets Resulting from Operations	32,549,990	241,158,310
Distributions	—	(5,683,472)
Capital Share Transactions:(1)
Issued	4,592,708	161,140,212
Redeemed	(101,731,802)	(101,758,942)
Increase (Decrease) in Net Assets from Capital Share Transactions	(97,139,094)	59,381,270
Total Increase (Decrease) in Net Assets	(64,589,104)	294,856,108
Net Assets:
Beginning of Period	802,363,731	507,507,623
End of Period	$737,774,627	$802,363,731
Share Transactions:
Issued	100,000	3,850,000
Redeemed	(2,250,000)	(2,800,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,150,000)	1,050,000
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Bloomberg China Bond Inclusion Index ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income	$77,298	$234,560
Net Realized Gain on Investments and Foreign Currency Translations	101,110	1,035,410
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	72,405	17,022
Net Increase in Net Assets Resulting from Operations	250,813	1,286,992
Distributions	(157,522)	(312,960)
Capital Share Transactions:(1)
Issued	1,752,884	1,637,962
Redeemed	—	(3,401,610)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,752,884	(1,763,648)
Total Increase (Decrease) in Net Assets	1,846,175	(789,616)
Net Assets:
Beginning of Period	12,134,215	12,923,831
End of Period	$13,980,390	$12,134,215
Share Transactions:
Issued	50,000	50,000
Redeemed	—	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(50,000)
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Index ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income	$294,918	$59,652
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(1,817)	614,212
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,802,641)	98,682
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,509,540)	772,546
Distributions	—	(69,738)
Capital Share Transactions:(1)
Issued	3,222,789	18,880,596
Redeemed	—	(4,240,586)
Increase in Net Assets from Capital Share Transactions	3,222,789	14,640,010
Total Increase in Net Assets	713,249	15,342,818
Net Assets:
Beginning of Period	22,401,941	7,059,123
End of Period	$23,115,190	$22,401,941
Share Transactions:
Issued	100,000	500,000
Redeemed	—	(150,000)
Net Increase in Shares Outstanding from Share Transactions	100,000	350,000
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI One Belt One Road Index ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income	$249,604	$171,221
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	456,041	(155,438)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(54,889)	3,961,375
Net Increase in Net Assets Resulting from Operations	650,756	3,977,158
Distributions	—	(164,798)
Capital Share Transactions:(1)
Issued	—	1,450,298
Redeemed	—	(2,268,750)
Decrease in Net Assets from Capital Share Transactions	—	(818,452)
Total Increase in Net Assets	650,756	2,993,908
Net Assets:
Beginning of Period	10,099,059	7,105,151
End of Period	$10,749,815	$10,099,059
Share Transactions:
Issued	—	50,000
Redeemed	—	(100,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(50,000)
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets Consumer Technology Index ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income (Loss)	$(142,512)	$333,719
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(961,482)	21,093,998
Net Change in Unrealized Appreciation (Depreciation) on Investments, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translations	(15,249,616)	8,849,245
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,353,610)	30,276,962
Distributions	—	(1,338,886)
Capital Share Transactions:(1)
Issued	5,731,685	173,316,041
Redeemed	(12,040,740)	(114,134,410)
Increase (Decrease) in Net Assets from Capital Share Transactions	(6,309,055)	59,181,631
Total Increase (Decrease) in Net Assets	(22,662,665)	88,119,707
Net Assets:
Beginning of Period	110,604,276	22,484,569
End of Period	$87,941,611	$110,604,276
Share Transactions:
Issued	200,000	6,050,000
Redeemed	(400,000)	(3,750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(200,000)	2,300,000
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI China Clean Technology Index ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income (Loss)	$1,433,778	$(316,873)
Net Realized Loss on Investments and Foreign Currency Translations	(4,391,176)	(11,476,325)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	13,388,463	(7,419,214)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,431,065	(19,212,412)
Distributions	—	(3,785)
Capital Share Transactions:(1)
Issued	49,969,504	193,801,449
Redeemed	(15,931,910)	(35,072,442)
Increase in Net Assets from Capital Share Transactions	34,037,594	158,729,007
Total Increase in Net Assets	44,468,659	139,512,810
Net Assets:
Beginning of Period	141,173,331	1,660,521
End of Period	$185,641,990	$141,173,331
Share Transactions:
Issued	1,100,000	4,250,000
Redeemed	(400,000)	(850,000)
Net Increase in Shares Outstanding from Share Transactions	700,000	3,400,000
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Electric Vehicles and Future Mobility Index ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income	$464,221	$135,260
Net Realized Gain on Investments and Foreign Currency Translations	20,160,450	5,179,406
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,864,401)	17,031,883
Net Increase in Net Assets Resulting from Operations	18,760,270	22,346,549
Distributions	—	(132,013)
Capital Share Transactions:(1)
Issued	57,825,742	161,319,449
Redeemed	(12,579,542)	(2,079,774)
Increase in Net Assets from Capital Share Transactions	45,246,200	159,239,675
Total Increase in Net Assets	64,006,470	181,454,211
Net Assets:
Beginning of Period	198,569,784	17,115,573
End of Period	$262,576,254	$198,569,784
Share Transactions:
Issued	1,250,000	3,900,000
Redeemed	(300,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	950,000	3,800,000
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Health Care Index ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income (Loss)	$432,301	$(327,975)
Net Realized Gain on Investments and Foreign Currency Translations	11,210,028	14,211,466
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(19,121,679)	14,169,467
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,479,350)	28,052,958
Distributions	5	(469)
Capital Share Transactions:(1)
Issued	29,841,694	180,686,733
Redeemed	(18,041,274)	(26,384,777)
Increase in Net Assets from Capital Share Transactions	11,800,420	154,301,956
Total Increase in Net Assets	4,321,075	182,354,445
Net Assets:
Beginning of Period	214,464,051	32,109,606
End of Period	$218,785,126	$214,464,051
Share Transactions:
Issued	700,000	4,950,000
Redeemed	(450,000)	(700,000)
Net Increase in Shares Outstanding from Share Transactions	250,000	4,250,000
(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Asia Pacific High Yield Bond ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income	$284,110	$540,988
Net Realized Loss on Investments	(253,942)	(205,922)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(459,031)	905,654
Net Increase (Decrease) in Net Assets Resulting from Operations	(428,863)	1,240,720
Distributions	(246,756)	(688,389)
Capital Share Transactions:(1)
Issued	1,918,409	1,959,913
Redeemed	—	(3,923,289)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,918,409	(1,963,376)
Total Increase (Decrease) in Net Assets	1,242,790	(1,411,045)
Net Assets:
Beginning of Period	9,785,981	11,197,026
End of Period	$11,028,771	$9,785,981
Share Transactions:
Issued	50,000	50,000
Redeemed	—	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(50,000)
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets Healthcare Index ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income (Loss)	$13,224	$(1,726)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(27,933)	273,950
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(311,054)	83,915
Net Increase (Decrease) in Net Assets Resulting from Operations	(325,763)	356,139
Distributions	—	(820)
Capital Share Transactions:(1)
Issued	—	5,219,345
Redeemed	—	(1,608,536)
Increase in Net Assets from Capital Share Transactions	—	3,610,809
Total Increase (Decrease) in Net Assets	(325,763)	3,966,128
Net Assets:
Beginning of Period	5,008,762	1,042,634
End of Period	$4,682,999	$5,008,762
Share Transactions:
Issued	—	150,000
Redeemed	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	—	100,000
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI Emerging Markets ex China Index ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income	$373,388	$126,665
Net Realized Gain on Investments and Foreign Currency Translations	540,293	301,212
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	115,034	882,805
Net Increase in Net Assets Resulting from Operations	1,028,715	1,310,682
Distributions	—	(49,799)
Capital Share Transactions:(1)
Issued	14,892	27,889,564
Redeemed	(6,466,320)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(6,451,428)	27,889,564
Total Increase (Decrease) in Net Assets	(5,422,713)	29,150,447
Net Assets:
Beginning of Period	30,991,148	1,840,701
End of Period	$25,568,435	$30,991,148
Share Transactions:
Issued	—	900,000
Redeemed	(200,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(200,000)	900,000
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI China ESG Leaders Index ETF
	Period Ended September 30, 2021 (unaudited)	Period Ended March 31, 2021(1)
Operations:
Net Investment Income (Loss)	$133,245	$(13,529)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(22,443)	73,451
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,101,071)	339,564
Net Increase (Decrease) in Net Assets Resulting from Operations	(990,269)	399,486
Distributions	—	(30,223)
Capital Share Transactions:(2)
Issued	—	12,469,264
Redeemed	(1,657,712)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,657,712)	12,469,264
Total Increase (Decrease) in Net Assets	(2,647,981)	12,838,527
Net Assets:
Beginning of Period	12,838,527	—
End of Period	$10,190,546	$12,838,527
Share Transactions:
Issued	—	400,000
Redeemed	(50,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	400,000
(1)	Commenced operations on July 28, 2020.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (continued)

	KraneShares Global Carbon ETF
	Period Ended September 30, 2021 (unaudited)	Period Ended March 31, 2021(1)
Operations:
Net Investment Loss	$(2,023,860)	$(90,649)
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	(12,362,718)	183,582
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency Translations	155,113,760	7,750,767
Net Increase in Net Assets Resulting from Operations	140,727,182	7,843,700
Capital Share Transactions:(2)
Issued	691,621,972	85,857,210
Increase in Net Assets from Capital Share Transactions	691,621,972	85,857,210
Total Increase in Net Assets	832,349,154	93,700,910
Net Assets:
Beginning of Period	93,700,910	—
End of Period	$926,050,064	$93,700,910
Share Transactions:
Issued	19,350,000	3,300,000
Net Increase in Shares Outstanding from Share Transactions	19,350,000	3,300,000
(1)	Commenced operations on July 29, 2020.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CICC China 5G & Semiconductor Index ETF
	Period Ended September 30, 2021 (unaudited)	Period Ended March 31, 2021(1)
Operations:
Net Investment Income (Loss)	$257,293	$(290,882)
Net Realized Loss on Investments and Foreign Currency Translations	(894,834)	(8,532,575)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	6,877,017	(5,108,667)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,239,476	(13,932,124)
Capital Share Transactions:(2)
Issued	7,828,341	165,052,118
Redeemed	(15,365,747)	(32,239,843)
Increase (Decrease) in Net Assets from Capital Share Transactions	(7,537,406)	132,812,275
Total Increase (Decrease) in Net Assets	(1,297,930)	118,880,151
Net Assets:
Beginning of Period	118,880,151	—
End of Period	$117,582,221	$118,880,151
Share Transactions:
Issued	300,001	6,550,002
Redeemed	(600,000)	(1,400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(299,999)	5,150,002
(1)	Commenced operations on November 23, 2020.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CICC China Consumer Leaders Index ETF
	Period Ended September 30, 2021 (unaudited)	Period Ended March 31, 2021(1)
Operations:
Net Investment Income (Loss)	$494,973	$(63,121)
Net Realized Loss on Investments and Foreign Currency Translations	(3,517,344)	(2,577,536)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,475,512)	(3,255,528)
Net Decrease in Net Assets Resulting from Operations	(4,497,883)	(5,896,185)
Capital Share Transactions:(2)
Issued	8,581,575	68,243,083
Redeemed	(10,822,249)	(8,127,625)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,240,674)	60,115,458
Total Increase (Decrease) in Net Assets	(6,738,557)	54,219,273
Net Assets:
Beginning of Period	54,219,273	—
End of Period	$47,480,716	$54,219,273
Share Transactions:
Issued	350,001	2,400,002
Redeemed	(450,000)	(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(99,999)	2,100,002
(1)	Commenced operations on December 8, 2020.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

	KraneShares Hang Seng TECH Index ETF	KraneShares SSE STAR Market 50 Index ETF
	Period Ended September 30, 2021(1)	Period Ended September 30, 2021 (unaudited)	Period Ended March 31, 2021(2)
Operations:
Net Investment Loss	$(121)	$(181,335)	$(84,299)
Net Realized Loss on Investments and Foreign Currency Translations	(188,893)	(1,948,594)	(1,169,473)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(426,205)	11,312,015	(10,248,557)
Net Increase (Decrease) in Net Assets Resulting from Operations	(615,219)	9,182,086	(11,502,329)
Capital Share Transactions:(3)
Issued	3,444,790	24,349,373	105,224,088
Redeemed	—	(13,357,360)	—
Increase in Net Assets from Capital Share Transactions	3,444,790	10,992,013	105,224,088
Total Increase in Net Assets	2,829,571	20,174,099	93,721,759
Net Assets:
Beginning of Period	—	93,721,759	—
End of Period	$2,829,571	$113,895,858	$93,721,759
Share Transactions:
Issued	150,001	950,000	4,450,000
Redeemed	—	(550,000)	—
Net Increase in Shares Outstanding from Share Transactions	150,001	400,000	4,450,000
(1)	Commenced operations on June 8, 2021.
(2)	Commenced operations on January 26, 2021.
(3)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

(This page intentionally left blank.)

Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2021 (Unaudited)

For the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares CICC China Leaders 100 Index ETF(1)
2021***	31.41	0.60	(0.72)	(0.12)	—	—	—
2021	25.03	0.80	6.41	7.21	(0.83)	—	—
2020	28.00	0.06	(2.98)	(2.92)	(0.05)	—	—
2019	33.88	0.66	(2.09)	(1.43)	(0.68)	(3.77)	—
2018(2)	34.06	0.24	7.22	7.46	(0.30)	(7.34)	—
2017	28.02	0.21	6.54	6.75	(0.33)	—	(0.38)
KraneShares CSI China Internet ETF
2021***	75.59	(0.12)	(28.34)	(28.46)	—	—	—
2021	45.19	(0.28)	30.90	30.62	(0.22)	—	—
2020	47.04	(0.02)	(1.79)	(1.81)	(0.04)	—	—
2019	61.11	0.10	(12.90)	(12.80)	(0.01)	(1.26)	—
2018(2)	42.21	(0.19)	19.43	19.24	(0.34)	—	—
2017	35.76	(0.27)	7.13	6.86	(0.30)	—	(0.11)
KraneShares Bosera MSCI China A Share ETF
2021***	43.97	0.51	1.34	1.85	—	—	—
2021	29.51	0.30	14.46	14.76	(0.30)	—	—
2020	31.88	0.47	(2.34)	(1.87)	(0.50)	—	—
2019	34.47	0.60	(2.27)	(1.67)	(0.52)	(0.40)	—
2018(2)	28.38	0.21	6.22	6.43	(0.18)	(0.16)	—
2017	30.37	(0.01)	(0.67)	(0.68)	—	(0.85)	(0.46)
KraneShares Bloomberg China Bond Inclusion Index ETF(9)
2021***	34.67	0.21	0.49	0.70	(0.42)	—	—
2021	32.31	0.60	2.57	3.17	(0.81)	—	—
2020	34.22	0.81	(1.75)	(0.94)	—	—	(0.97)
2019	37.23	1.31	(2.29)	(0.98)	(1.95)	—	(0.08)
2018(2)	32.82	1.07	3.34	4.41	—	—	—
2017	34.18	0.61	(1.96)	(1.35)	—	—	(0.01)
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2021. All ratios for the period have been annualized, except for the Total Return.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the money market funds.
(1)	Effective November 1, 2018, the KraneShares Zacks New China ETF was renamed the KraneShares CICC China Leaders 100 Index ETF.
(2)	March 29, 2018 represents the last business day of the Fund’s reporting period in 2018.
(3)	As of July 28, 2017, pursuant to the terms of a Fee Waiver Agreement, the Adviser has contractually agreed to reduce its management fee and/or reimburse the Fund in an amount equal to the fees paid by the Fund to counsel to the Independent Trustees of the Trust until July 31, 2018.
(4)	During the six-month period ended September 30, 2021, the Fund participated in securities lending, generating $2,020,614 in security lending income. The expense ratios include $198,898 in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.68% and 0.68%, respectively.
(5)	During the year ended March 31, 2021, the Fund participated in securities lending, generating $3,716,046 in security lending income. The expense ratios include $376,498 in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.69% and 0.69%, respectively.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	31.29	(0.38)	14,081	0.69†	0.69	†	3.78†	75††
(0.83)	31.41	28.90	12,563	0.69	0.69		2.68	143
(0.05)	25.03	(10.45)	16,273	0.69	0.69		0.23	126
(4.45)	28.00	(0.62)	2,800	0.70	0.70		2.21	181
(7.64)	33.88	22.57	5,082	0.71(3)	0.71	(3)	0.64	105
(0.71)	34.06	24.54	3,406	0.84	0.84		0.55	86

—	47.13	(37.65)	6,968,649	0.69†(4)	0.69	†(4)	(0.41)†	22††
(0.22)	75.59	67.77	3,662,260	0.70(5)	0.70	(5)	(0.39)	89
(0.04)	45.19	(3.85)	2,313,638	0.73(6)	0.73	(6)	(0.05)	33
(1.27)	47.04	(20.44)	2,074,505	0.75(7)	0.76	(7)	0.20	70
(0.34)	61.11	45.62	1,628,622	0.70(3)	0.70	(3)	(0.33)	29
(0.41)	42.21	19.44	291,257	0.81	0.81		(0.72)	35

—	45.82	4.21	737,775	0.59†	0.79	†	2.19†	12††
(0.30)	43.97	50.00	802,364	0.59	0.79		0.74	35
(0.50)	29.51	(5.98)	507,508	0.59	0.80		1.52	91
(0.92)	31.88	(4.01)	604,035	0.60	0.80		2.05	106
(0.34)	34.47	22.68	353,324	0.60	0.80		0.61	52
(1.31)	28.38	(2.04)	52,494	0.72(8)	0.84	(8)	(0.04)	95

(0.42)	34.95	2.02	13,980	0.35^†	0.68	^†	1.19^†	162††
(0.81)	34.67	9.91	12,134	0.57^	0.69	^	1.80^	—
(0.97)	32.31	(2.75)	12,924	0.57^	0.70	^	2.46^	—
(2.03)	34.22	(2.52)	18,822	0.58^	0.70	^	3.76^	—
—	37.23	13.44	13,030	0.77^(3)(10)	0.89	^(3)(10)	3.10^	—
(0.01)	32.82	(3.95)(11)	9,845	0.95^	1.07	^	1.84^	—
(6)	During the year ended March 31, 2020, the Fund participated in securities lending, generating $5,794,534 in security lending income. The expense ratios include $579,613 in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.69% and 0.69%, respectively.
(7)	During the year ended March 31, 2019, the Fund participated in securities lending, generating $9,746,130 in security lending income. The expense ratios include $968,632 in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.69% and 0.70%, respectively.
(8)	As of February 17, 2017, pursuant to the terms of an Fee Waiver Agreement, the Adviser had contractually agreed to waive its management fee by 0.20% of the Fund’s average daily net assets.
(9)	Effective June 4, 2021, the KraneShares E Fund China Commercial Paper ETF changed its name to KraneShares Bloomberg Barclays China Bond Inclusion Index ETF. Effective September 14, 2021, the KraneShares Bloomberg Barclays China Bond Inclusion Index ETF changed its name to KraneShares Bloomberg China Bond Inclusion Index ETF.
(10)	The expenses during the year include a one-time, non-recurring expense. Had this expense not been included, the net and gross expense ratios for the period would have been 0.59% and 0.71%, respectively.
(11)	Fund received reimbursement from third-party for dilution to shareholders for an accounting error. Absent the reimbursement, total return would have been (4.44)%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2021 (Unaudited)

For the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares MSCI All China Index ETF
2021***	34.46	0.43	(4.07)	(3.64)	—	—	—
2021	23.53	0.22	11.06	11.28	(0.35)	—	—
2020	25.48	0.36	(1.93)	(1.57)	(0.38)	—	—
2019	26.96	0.18	(1.23)	(1.05)	(0.43)	—	—
2018(1)	22.56	0.45	4.28	4.73	(0.33)	—	—
2017	21.66	0.37	1.88	2.25	(0.70)	(0.47)	(0.18)
KraneShares MSCI One Belt One Road Index ETF
2021***	28.85	0.71	1.15	1.86	—	—	—
2021	17.76	0.48	11.16	11.64	(0.55)	—	—
2020	23.69	0.70	(5.58)	(4.88)	(1.05)	—	—
2019	25.64	0.48	(1.82)	(1.34)	(0.61)	—	—
2018(1)(3)	25.00	0.08	0.59(4)	0.67	(0.03)	—	—
KraneShares Emerging Markets Consumer Technology Index ETF
2021***	32.06	(0.04)	(4.96)	(5.00)	—	—	—
2021	19.55	0.11	13.14	13.25	(0.74)	—	—
2020	22.94	0.10	(3.07)	(2.97)	(0.42)	—	—
2019	26.48	—	(3.54)	(3.54)	—	—	—
2018(1)(6)	25.00	(0.03)	1.51(4)	1.48	—	—	—
KraneShares MSCI China Clean Technology Index ETF(8)
2021***	40.34	0.37	3.49	3.86	—	—	—
2021	16.60	(0.28)	24.02	23.74	—#	—	—
2020	20.28	0.70	(3.29)	(2.59)	(1.09)	—	—
2019	23.86	0.39	(3.61)	(3.22)	(0.36)	—	—
2018(1)(9)	25.00	(0.09)	(1.05)	(1.14)	—	—	—
KraneShares Electric Vehicles and Future Mobility Index ETF
2021***	19.02	0.09	27.36	27.45	—	—	—
2021	19.02	0.08	23.21	23.29	(0.06)	—	—
2020	20.64	0.33	(1.51)	(1.18)	(0.44)	—	—
2019	23.30	0.21	(2.62)	(2.41)	(0.25)	—	—
2018(1)(11)	25.00	0.02	(1.72)	(1.70)	—	—	—
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2021. All ratios for the period have been annualized, except for the Total Return.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies.
#	Amount represents less than $0.005 per share.
(1)	March 29, 2018 represents the last business day of the Fund’s reporting period in 2018.
(2)	As of July 28, 2017, pursuant to the terms of a Fee Waiver Agreement, the Adviser has contractually agreed to reduce its management fee and/or reimburse the Fund in an amount equal to the fees paid by the Fund to counsel to the Independent Trustees of the Trust until July 31, 2018.
(3)	The Fund commenced operations on September 7, 2017.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	30.82	(3.96)	23,115	0.49†	0.69†	2.58†	—††
(0.35)	34.46	47.97	22,402	0.49	0.69	0.67	45
(0.38)	23.53	(6.30)	7,059	0.49	0.69	1.47	7
(0.43)	25.48	(3.52)	6,370	0.67	0.69	0.74	62
(0.33)	26.96	20.99	2,696	0.63^(2)	0.72^(2)	1.75^	3
(1.35)	22.56	11.24	2,256	0.37^	0.73^	1.70^	25

—	30.71	6.45	10,750	0.78†	0.78†	4.71†	22††
(0.55)	28.85	65.82	10,099	0.79	0.79	2.07	39
(1.05)	17.76	(21.78)	7,105	0.80	0.80	3.03	30
(0.61)	23.69	(4.94)	21,322	0.79	0.79	2.05	72
(0.03)	25.64	2.67	32,048	0.79^†(2)(5)	0.80^†(2)(5)	0.52^†(5)	1††

—	27.06	(15.60)	87,942	0.59†	0.79†	(0.27)†	29††
(0.74)	32.06	67.85	110,604	0.59	0.79	0.36	112
(0.42)	19.55	(13.29)	22,485	0.81	0.81	0.46	56
—	22.94	(13.37)	28,680	0.80	0.80	(0.02)	119
—	26.48	5.92	23,828	0.79†(2)(7)	0.79†(2)(7)	(0.23)†(7)	—††

—	44.20	9.57	185,642	0.78†	0.78†	1.69†	29††
—	40.34	143.03	141,173	0.78	0.78	(0.65)	164
(1.09)	16.60	(13.17)	1,661	0.79	0.79	3.81	53
(0.36)	20.28	(13.28)	4,056	0.79	0.80	1.92	147
—	23.86	(4.56)	7,158	0.78†(2)(10)	0.79†(2)(10)	(0.78)†(10)	36††

—	46.47	9.99	262,576	0.69†	0.69†	0.41†	95††
(0.06)	42.25	122.46	198,570	0.70	0.70	0.21	81
(0.44)	19.02	(6.15)	17,116	0.72	0.72	1.57	53
(0.25)	20.64	(10.19)	33,026	0.70	0.70	0.98	74
—	23.30	(6.80)	26,798	0.70†(12)	0.70†(12)	0.43†(12)	18††
(4)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.79% and 0.53%, respectively.
(6)	The Fund commenced operations on October 11, 2017.
(7)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.78% and (0.22)%, respectively.
(8)	Effective March 19, 2021, the KraneShares MSCI China Environment Index ETF was renamed the KraneShares MSCI China Clean Technology Index ETF.
(9)	The Fund commenced operations on October 12, 2017.
(10)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.79% and (0.78)%, respectively.
(11)	The Fund commenced operations on January 18, 2018.
(12)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.69%, 0.69% and 0.44%, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights (concluded)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2021 (Unaudited)

For the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares MSCI All China Health Care Index ETF
2021***	38.30	0.07	(0.97)	(0.90)	—	—	—
2021	23.78	(0.09)	14.61	14.52	—#	—	—
2020	22.29	0.07	1.48	1.55	(0.06)	—	—
2019	26.65	0.02	(4.30)	(4.28)	(0.04)	(0.04)	—
2018(1)(2)	25.00	(0.03)	1.68	1.65	—	—	—
KraneShares Asia Pacific High Yield Bond ETF(4)
2021***	39.14	1.08	(2.53)	(1.45)	(0.93)	—	—
2021	37.32	2.10	2.44	4.54	(2.58)	(0.14)	—
2020	40.73	2.08	(3.49)	(1.41)	(1.81)	(0.19)	—
2019(5)	40.00	1.55	0.67	2.22	(1.31)	—#	(0.18)
KraneShares Emerging Markets Healthcare Index ETF
2021***	33.39	0.09	(2.26)	(2.17)	—	—	—
2021	20.85	(0.02)	12.57	12.55	(0.01)	—	—
2020	22.38	0.01	(1.16)	(1.15)	(0.37)	—	(0.01)
2019(6)	25.00	(0.04)	(2.58)	(2.62)	—#	—	—
KraneShares MSCI Emerging Markets ex China Index ETF
2021***	30.99	0.42	0.55	0.97	—	—	—
2021	18.41	0.55	12.53	13.08	(0.50)	—	—
2020(7)	25.00	0.60	(6.45)	(5.85)	(0.74)	—	—
KraneShares MSCI China ESG Leaders Index ETF
2021***	32.10	0.35	(3.33)	(2.98)	—	—	—
2021(8)	25.00	(0.07)	7.32	7.25	—	(0.15)	—
KraneShares Global Carbon ETF
2021***(9)	28.39	(0.16)	12.66	12.50	—	—	—
2021(9)(11)	20.00	(0.12)	8.51	8.39	—	—	—
KraneShares CICC China 5G & Semiconductor Index ETF
2021***	23.08	0.05	1.11	1.16	—	—	—
2021(12)	25.00	(0.06)	(1.86)	(1.92)	—	—	—
KraneShares CICC China Consumer Leaders Index ETF
2021***	25.82	0.24	(2.32)	(2.08)	—	—	—
2021(13)	25.00	(0.05)	0.87	0.82	—	—	—
KraneShares Hang Seng TECH Index ETF
2021***(14)	25.00	—	(6.14)	(6.14)	—	—	—
KraneShares SSE STAR Market 50 Index ETF
2021***	21.06	(0.04)	2.46	2.42	—	—	—
2021(15)	25.00	(0.03)	(3.91)	(3.94)	—	—	—
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2021. All ratios for the period have been annualized, except for the Total Return.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
#	Amount represents less than $0.005 per share.
(1)	March 29, 2018 represents the last business day of the Fund’s reporting period in 2018.
(2)	The Fund commenced operations on January 31, 2018.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.79%, 0.79% and (0.79)%, respectively.
(4)	Effective August 1, 2021, the KraneShares CCBS China Corporate High Yield Bond USD Index ETF changed its name to KraneShares Asia Pacific High Yield Bond ETF.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	37.40	(2.35)	218,785	0.65†	0.79†	0.37†	21††
—	38.30	61.06	214,464	0.65	0.79	(0.25)	45
(0.06)	23.78	6.95	32,110	0.69	0.79	0.32	101
(0.08)	22.29	(15.99)	39,004	0.79	0.79	0.08	71
—	26.65	6.60	3,998	0.82†(3)	0.82†(3)	(0.82)†(3)	—††

(0.93)	36.76	(3.79)	11,029	0.69†	0.69†	5.60†	77††
(2.72)	39.14	12.32	9,786	0.69	0.69	5.32	53
(2.00)	37.32	(3.72)	11,197	0.70	0.70	5.12	70
(1.49)	40.73	5.72	12,220	0.69†	0.69†	5.13†	38††

—	31.22	(6.50)	4,683	0.82†	0.82†	0.51†	16††
(0.01)	33.39	60.18	5,009	0.80	0.80	(0.05)	73
(0.38)	20.85	(5.25)	1,043	0.80	0.80	0.04	61
—	22.38	(10.47)	4,476	0.79†	0.79†	(0.34)†	57††

—	31.96	3.13	25,568	0.24†	0.59†	2.60†	1††
(0.50)	30.99	71.19	30,991	0.30	0.58	1.90	19
(0.74)	18.41	(24.31)	1,841	0.50†	0.60†	2.54†	5††

—	29.12	(9.28)	10,191	0.59†	0.59†	2.18†	42††
(0.15)	32.10	29.05	12,839	0.58†	0.58†	(0.35)†	30††

—	40.89	41.95	926,050	0.87†(10)	0.87†(10)	(0.86)†(10)	—††
—	28.39	41.95	93,701	0.78†	0.78†	(0.72)†	—††

—	24.24	5.03	117,582	0.65†	0.79†	0.38†	31††
—	23.08	(7.68)	118,880	0.64†	0.78†	(0.64)†	59††

—	23.74	(8.06)	47,481	0.69†	0.69†	1.87†	33††
—	25.82	3.28	54,219	0.68†	0.68†	(0.63)†	50††

—	18.86	(24.56)	2,830	0.68†	0.68†	(0.02)†	28††

—	23.48	11.49	113,896	0.88†	0.88†	(0.32)†	38††
—	21.06	(15.76)	93,722	0.88†	0.88†	(0.88)†	12††
(5)	The Fund commenced operations on June 26, 2018.
(6)	The Fund commenced operations on August 29, 2018.
(7)	The Fund commenced operations on April 12, 2019.
(8)	The Fund commenced operations on July 28, 2020.
(9)	KraneShares Global Carbon ETF includes the account of the Fund’s Subsidiary, KFA Global Carbon, Subsidiary, Ltd.
(10)	The expense ratio includes broker fees. Had this expense been excluded, the ratios would have been 0.78%, 0.78% and (0.95)%, respectively.
(11)	The Fund commenced operations on July 29, 2020. Effective March 19, 2021, the KFA Global Carbon ETF was renamed the KraneShares Global Carbon ETF.
(12)	The Fund commenced operations on November 23, 2020.
(13)	The Fund commenced operations on December 8, 2020.
(14)	The Fund commenced operations on June 8, 2021.
(15)	The Fund commenced operations on January 26, 2021.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)
September 30, 2021

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2021, the Trust had thirty one operational series. The financial statements herein and the related notes pertain to the following 19 series: KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares Bloomberg China Bond Inclusion Index ETF (formerly KraneShares E Fund China Commercial Paper ETF), KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Asia Pacific High Yield Bond ETF (formerly, KraneShares CCBS China Corporate High Yield Bond USD Index ETF), KraneShares Emerging Markets Healthcare Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares MSCI China ESG Leaders Index ETF, KraneShares Global Carbon ETF, KraneShares CICC China 5G & Semiconductor ETF, KraneShares CICC China Consumer Leaders Index ETF, KraneShares Hang Seng TECH Index ETF and KraneShares SSE STAR Market 50 Index ETF (each, a “Fund” and collectively, the “Funds”). Each Fund, other than KraneShares Bosera MSCI China A Share ETF, KraneShares MSCI All China Index ETF and KraneShares MSCI Emerging Markets ex China Index ETF, is a non-diversified Fund. KraneShares Bosera MSCI China A Share ETF, KraneShares MSCI All China Index ETF and KraneShares MSCI Emerging Markets ex China Index ETF are diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act of 1940. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, currently holds approximately 40.2% and 30.7%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

The KFA Global Carbon Subsidiary, Ltd. is a wholly-owned subsidiary of the KraneShares Global Carbon ETF (“Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KraneShares Global Carbon ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Financial Highlights.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 or 100,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however,

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to its respective index listed below (each, an “Underlying Index”):

KraneShares Funds	Index
KraneShares CICC China Leaders 100 Index ETF	CSI CICC Select 100 Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares Bosera MSCI China A Share ETF	MSCI China A Index
KraneShares Bloomberg China Bond Inclusion Index ETF	Bloomberg China Inclusion Focused Bond Index
KraneShares MSCI All China Index ETF	MSCI China All Shares Index
KraneShares MSCI One Belt One Road Index ETF	MSCI Global China Infrastructure Exposure Index
KraneShares Emerging Markets Consumer Technology Index ETF	Solactive Emerging Markets Consumer Technology Index
KraneShares MSCI China Clean Technology ETF	MSCI China IMI Environment 10/40 Index
KraneShares Electric Vehicles and Future Mobility Index ETF	Solactive Electric Vehicles and Future Mobility Index
KraneShares MSCI All China Health Care Index ETF	MSCI China All Shares Health Care 10/40 Index
KraneShares Emerging Markets Healthcare Index ETF	Solactive Emerging Markets Healthcare Index
KraneShares MSCI Emerging Markets ex China Index ETF	MSCI Emerging Markets ex China Index
KraneShares MSCI China ESG Leaders Index ETF	MSCI China ESG Leaders 10/40 Index
KraneShares CICC China 5G & Semiconductor Index ETF	CICC China 5G & Semiconductor Leaders Index
KraneShares CICC China Consumer Leaders Index ETF	CICC China Consumer Leaders Index
KraneShares Hang Seng TECH Index ETF	Hang Seng TECH Index
KraneShares SSE STAR Market 50 Index ETF	SSE Science and Technology Innovation Board 50 Index

The investment objective of the KraneShares Global Carbon ETF is to seek to provide a total return that, before fees and expenses, exceeds that of the IHS Markit Global Carbon Index over a complete market cycle. The KraneShares Global Carbon ETF is actively managed and does not track an index.

The investment objective of the KraneShares Asia Pacific High Yield Bond ETF is to seek to provide total return that, before fees and expenses, exceeds that of JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index over a complete market cycle. The KraneShares Asia Pacific High Yield Bond ETF is actively managed and does not track an index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator and determined as of the regularly scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the Exchange is open.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by a Fund’s independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the period ended September 30, 2021, the Funds did not hold options, swaps or foreign currency forward contracts.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range (the “Exchange Range”) based on that day’s opening price (‘‘Collared Securities’’). Fair value determinations for such Collared Securities will generally be capped based on the Exchange Range relevant to that security. As an example, China A-Shares can only be plus or minus ten percent in one day of trading on the relevant mainland China equity exchange. As a result, the fair value price determination for China A-Shares on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track the Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which the Funds’ NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of the Funds’ portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

As of September 30, 2021, the total market value of securities valued in accordance with Fair Value Procedures is as follows:

KraneShares Funds	Fair Valued Amount	% of Net Assets
KraneShares Bosera MSCI China A Share ETF	991,703	0.1
KraneShares MSCI All China Index ETF	62,145	0.3
KraneShares MSCI One Belt One Road Index ETF	27,854	0.3
KraneShares MSCI China Clean Technology Index ETF	3,217,509	1.7
KraneShares Electric Vehicles and Future Mobility Index ETF	2,034,902	0.8
KraneShares Emerging Markets Healthcare Index ETF	1,334	0.0

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2021, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES — The KraneShares Global Carbon ETF will utilize the Subsidiary for purposes of investing in carbon credit futures that are the same as or similar to those included in the Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

As of September 30, 2021, the KraneShares Global Carbon ETF had open futures contracts. Refer to the Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2021.

For the period ended September 30, 2021, the average monthly notional amount of futures contracts was $ 499,497,808.

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund, except for the KraneShares Asia Pacific High Yield Bond ETF and the KraneShares Bloomberg Barclays China Bond Inclusion Index ETF, intends to pay out dividends, if any, at least annually; each of KraneShares Asia Pacific High Yield Bond ETF and the KraneShares Bloomberg China Bond Inclusion Index ETF intend to pay out dividends, if any, at least monthly. The Funds distribute their net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”),the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the London Inter-bank Offered Rate (“LIBOR”) plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral consisting of cash in the form of U.S. dollars, foreign currency, or securities issued or fully guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 102% on domestic securities and 105% on international securities of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 3).

The following table discloses the securities on loan as of September 30, 2021:

KraneShares Funds	Market Value Securities on Loan	Cash Collateral for Securities on Loan
KraneShares CSI China Internet ETF	$366,756,922	$396,115,854
KraneShares Emerging Markets Consumer Technology Index ETF	2,803,108	2,960,272
KraneShares Electric Vehicles and Future Mobility Index ETF	2,948,370	3,048,775
KraneShares MSCI All China Health Care Index ETF	2,748,364	2,887,105
KraneShares Emerging Markets Healthcare Index ETF	9,777	10,332

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 50,000 Shares, 100,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The following table discloses Creation Unit breakdown for the period ended September 30, 2021:

KraneShares Funds	Creation Unit Shares	Standard Transaction Fee – Subscriptions	Value at September 30, 2021	Standard Transaction Fee – Redemptions	Maximum Variable Transaction Fee*
KraneShares CICC China Leaders 100 Index ETF	50,000	$1,700	$1,564,500	$1,700	2.00%
KraneShares CSI China Internet ETF	50,000	500	2,356,500	500	2.00%
KraneShares Bosera MSCI China A Share ETF	50,000	7,500	2,291,000	7,500	2.00%
KraneShares Bloomberg China Bond Inclusion Index ETF	50,000	1,000	1,747,500	1,000	2.00%
KraneShares MSCI All China Index ETF	50,000	4,900	1,541,000	4,900	2.00%
KraneShares MSCI One Belt One Road Index ETF	50,000	3,600	1,535,500	3,600	2.00%
KraneShares Emerging Markets Consumer Technology Index ETF	50,000	1,500	1,353,000	1,500	2.00%
KraneShares MSCI China Clean Technology Index ETF	50,000	800	2,210,000	800	2.00%
KraneShares Electric Vehicles and Future Mobility Index ETF	50,000	800	2,323,500	800	2.00%
KraneShares MSCI All China Health Care Index ETF	50,000	1,200	1,870,000	1,200	2.00%
KraneShares Asia Pacific High Yield Bond ETF	50,000	600	1,838,000	1,000	2.00%
KraneShares Emerging Markets Healthcare Index ETF	50,000	2,100	1,561,000	2,100	2.00%
KraneShares MSCI Emerging Markets ex China Index ETF	100,000	17,500	3,196,000	17,500	2.00%
KraneShares MSCI China ESG Leaders Index ETF	50,000	2,100	1,456,000	2,100	2.00%
KraneShares Global Carbon ETF	50,000	50	2,044,500	50	2.00%
KraneShares CICC China 5G & Semiconductor Index ETF	50,000	2,100	1,212,000	2,100	2.00%

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

KraneShares Funds	Creation Unit Shares	Standard Transaction Fee – Subscriptions	Value at September 30, 2021	Standard Transaction Fee – Redemptions	Maximum Variable Transaction Fee*
KraneShares CICC China Consumer Leaders Index ETF	50,000	$1,800	$1,187,000	$1,800	2.00%
KraneShares Hang Seng TECH Index ETF	50,000	500	943,000	500	2.00%
KraneShares SSE STAR Market 50 Index ETF	50,000	2,250	1,174,000	2,250	2.00%
*	As a percentage of the Creation Unit(s) purchased/redeemed.

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. DERIVATIVES TRANSACTIONS

The following tables are KraneShares Global Carbon ETF exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of September 30, 2021, was as follows:

Consolidated Statement of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Commodities Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$165,659,879	$—
Foreign Exchange Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	—	(2,105,676)
		$165,659,879	$(2,105,676)
*	Unrealized appreciation (depreciation) on Futures Contracts is included in distributable earnings (loss).

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended September 30, 2021, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

	Net Realized Gain/ (Loss)*	Change in Unrealized Appreciation/ (Depreciation)**	Total
Commodities Risk Futures contracts	$(143,887)	$157,672,953	$157,529,066
Foreign Exchange Risk Futures contracts	56,205	(1,950,075)	(1,893,870)
	$(87,682)	$155,722,878	$155,635,196
*	Futures contracts are included in net realized gain on Futures Contracts.
**	Futures contracts are included in change in unrealized depreciation on Futures Contracts.

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) assist the securities lending agent of the Fund (the “Agent”) to determine which securities are available for loan, (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate (this provision became effective with respect to the Funds on the later of October 5, 2017, or the date the Fund commenced operations). The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the 1940 Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, effective on the later of October 5, 2017, or the date the Fund commenced operations, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations as “Security Lending Fees”.

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

KraneShares Funds	Management Fee
KraneShares CICC China Leaders 100 Index ETF	0.68%
KraneShares CSI China Internet ETF	0.68%
KraneShares Bosera MSCI China A Share ETF	0.78%
KraneShares Bloomberg China Bond Inclusion Index ETF	0.68%
KraneShares MSCI All China Index ETF	0.68%
KraneShares MSCI One Belt One Road Index ETF	0.78%
KraneShares Emerging Markets Consumer Technology Index ETF	0.78%
KraneShares MSCI China Clean Technology Index ETF	0.78%
KraneShares Electric Vehicles and Future Mobility Index ETF	0.68%
KraneShares MSCI All China Health Care Index ETF	0.78%
KraneShares Asia Pacific High Yield Bond ETF	0.68%
KraneShares Emerging Markets Healthcare Index ETF	0.78%
KraneShares MSCI Emerging Markets ex China Index ETF	0.58%
KraneShares MSCI China ESG Leaders Index ETF	0.58%
KraneShares Global Carbon ETF	0.78%
KraneShares CICC China 5G & Semiconductor Index	0.78%
KraneShares CICC China Consumer Leaders Index ETF	0.68%
KraneShares Hang Seng TECH Index ETF	0.68%
KraneShares SSE STAR Market 50 Index ETF	0.88%

Pursuant to the terms of a Fee Waiver Agreement, the Adviser has contractually agreed to waive its management fee for the KraneShares Bosera MSCI China A Share ETF by 0.20% of the Fund’s average daily net assets. The Fee Waiver Agreement will continue until August 1, 2022, and may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

Pursuant to the terms of a Fee Waiver Agreement, the Adviser has contractually agreed to reduce its management fee for the KraneShares Bloomberg China Bond Inclusion Index ETF by 0.20% of the Fund’s average daily net assets until August 1, 2022. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

Pursuant to the terms of a Fee Waiver Agreement, Krane has contractually agreed to waive its advisory fee for the KraneShares MSCI All China Index ETF by 0.20% of the Fund’s average daily net assets and reduce its management fee in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the KraneShares Bosera MSCI China A Share ETF. The Fee Waiver Agreement will continue until August 1, 2022. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

Pursuant to the terms of a Fee Waiver Agreement, Krane has contractually agreed to waive its management fee for the KraneShares MSCI All China Health Care Index ETF by 0.14% of the Fund’s average daily net assets. The Fee Waiver Agreement will continue until August 1, 2022. The Fee Waiver Agreement may only be terminated prior thereto by the Board.

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

Pursuant to the terms of a Fee Waiver Agreement, Krane has contractually agreed to waive its management fee for the KraneShares MSCI Emerging Markets ex China Index ETF by 0.35% of the Fund’s average daily net assets until August 1, 2022. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

Pursuant to the terms of a Fee Waiver Agreement, Krane has contractually agreed to waive its management fee for the KraneShares Emerging Markets Consumer Technology Index ETF by 0.20% of the Fund’s average daily assets. The Fee Waiver Agreement will continue until August 1, 2022, and may only be terminated prior thereto by the Board.

Pursuant to the terms of a Fee Waiver Agreement, Krane has contractually agreed to waive its management fee by 0.14% of the average daily net assets of KraneShares CICC China 5G & Semiconductor Index ETF. The Fee Waiver Agreement will continue until August 1, 2022, and may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

The Adviser and each Sub-Adviser bear all of their own costs associated with providing these advisory services.

SUB-ADVISORY AGREEMENT — Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares Bosera MSCI China A Share ETF and KraneShares SSE STAR Market 50 Index ETF and is responsible for the day-to-day management of the Funds, subject to the supervision by the Adviser and the Board. For the services Bosera provides to KraneShares Bosera MSCI China A Share ETF and KraneShares SSE STAR Market 50 Index ETF, the Adviser pays Bosera a fee equal to 50% of the net revenue the Adviser receives from the Funds.

Nikko Asset Management Americas Inc. (“Nikko”) serves as the investment sub-adviser to KraneShares Asia Pacific High Yield Bond ETF. Nikko is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board. Nikko delegates to its affiliate Nikko Asset Management Asia, Ltd. (“Nikko Asia”), a registered investment adviser with the SEC, certain of its responsibilities for the management of the Fund. Krane has entered into a Sub-Advisory Agreement with Nikko pursuant to which Krane has agreed to pay Nikko 36.77% of the sum of: (i) the total gross advisory fee due to the Adviser from the Fund under the terms of the Advisory Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and the Adviser.

Climate Finance Partners (“CFP”) serves as the Sub-Adviser of the KraneShares Global Carbon ETF. CFP provides non-discretionary sub-advisory services to the Fund, which will includes research and portfolio modeling services related to the Fund’s investments and the monitoring of such investments. For the services CFP provides to KraneShares Global Carbon ETF, the Adviser pays CFP a fee equal to 32% of the sum of: (i) the total gross advisory fee due to Krane from the Fund under the terms of the Advisory Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and Krane.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2021, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. BASIS FOR CONSOLIDATION FOR THE KRANESHARES GLOBAL CARBON ETF

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the KraneShares Global Carbon ETF include the accounts of the Fund’s Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Fund. The Subsidiary has a fiscal year end of March 31 for financial statement consolidation purposes.

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code of 1986 (“IRC”). The Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The KraneShares Global Carbon ETF’s investment in the Subsidiary may not exceed 25% of the value of its total assets.

A summary of the investments in the Subsidiary is as follows:

KraneShares Funds	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2021	% of Total Net Assets at September 30, 2021
KFA Global Carbon, Subsidiary, Ltd.	July 29, 2020	$205,723,697	22.22%

6. INVESTMENT TRANSACTIONS

For the period ended September 30, 2021, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

KraneShares Funds	Purchases	Sales and Maturities
KraneShares CICC China Leaders 100 Index ETF	$79,293,878	$67,625,267
KraneShares CSI China Internet ETF	19,659,952,235	4,906,721,772
KraneShares Bosera MSCI China A Share ETF	602,682,801	1,170,613,285
KraneShares Bloomberg China Bond Inclusion Index ETF	161,416,966	61,501,354
KraneShares MSCI All China Index ETF	19,095,134	—
KraneShares MSCI One Belt One Road Index ETF	34,361,791	2,210,514,113
KraneShares Emerging Markets Consumer Technology Index ETF	6,582,003,413	7,290,457,952
KraneShares MSCI China Clean Technology Index ETF	437,943,453	413,373,919
KraneShares Electric Vehicles and Future Mobility Index ETF	226,299,278	213,703,069
KraneShares MSCI All China Health Care Index ETF	211,295,040	57,598,703
KraneShares Asia Pacific High Yield Bond ETF	7,886,139	6,181,445

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

KraneShares Funds	Purchases	Sales and Maturities
KraneShares Emerging Markets Healthcare Index ETF	$898,104	$826,809
KraneShares MSCI Emerging Markets ex China Index ETF	207,365	4,871,733
KraneShares MSCI China ESG Leaders Index ETF	5,016,169	6,392,371
KraneShares Global Carbon ETF	27,669,445	11,840,000
KraneShares CICC China 5G & Semiconductor Index ETF	41,851,349	49,051,314
KraneShares CICC China Consumer Leaders Index ETF	17,379,945	19,178,151
KraneShares Hang Seng TECH Index ETF	3,921,130	656,478
KraneShares SSE STAR Market 50 Index ETF	53,892,395	42,884,371

For the period ended September 30, 2021, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended September 30, 2021, in-kind transactions associated with creations and redemptions were:

KraneShares Funds	Purchases	Sales and Maturities	Realized Gain/(Loss)
KraneShares CSI China Internet ETF	$3,994,843,740	$350,524,511	$63,355,135
KraneShares MSCI All China Index ETF	690,163	—	—
KraneShares Emerging Markets Consumer Technology Index ETF	2,153,037	5,292,859	630,691
KraneShares Electric Vehicles and Future Mobility Index ETF	38,198,755	10,180,748	4,476,066
KraneShares MSCI All China Health Care Index ETF	1,492,893	612,935	160,487
KraneShares MSCI Emerging Markets ex China Index ETF	—	1,602,509	173,510
KraneShares MSCI China ESG Leaders Index ETF	—	184,763	59,881
KraneShares MSCI China Clean Technology Index ETF	13,103,547	1,400,326	454,675

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

KraneShares Hang Seng TECH Index ETF did not commence operations prior to March 31, 2021.

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

The tax character of dividends and distributions paid during the years or periods ended March 31, 2021 and March 31, 2020 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares CICC China Leaders 100 Index ETF
2021	$333,476	$—	$—	$333,476
2020	39,838	—	—	39,838
KraneShares CSI China Internet ETF
2021	$4,346,283	$5,925,981	$—	$10,272,264
2020	1,580,181	—	—	1,580,181
KraneShares Bosera MSCI China A Share ETF
2021	$5,683,472	$—	$—	$5,683,472
2020	9,500,578	—	—	9,500,578
KraneShares Bloomberg China Bond Inclusion Index ETF
2021	$312,960	$—	$—	$312,960
2020	—	—	521,147	521,147
KraneShares MSCI All China Index ETF
2021	$69,738	$—	$—	$69,738
2020	115,192	—	—	115,192
KraneShares MSCI One Belt One Road Index ETF
2021	$164,798	$—	$—	$164,798
2020	523,629	—	—	523,629
KraneShares Emerging Markets Consumer Technology Index ETF
2021	$1,338,886	$—	$—	$1,338,886
2020	337,518	—	—	337,518
KraneShares MSCI China Clean Technology Index ETF
2021	$3,785	$—	$—	$3,785
2020	108,818	—	—	108,818
KraneShares Electric Vehicles and Future Mobility Index ETF
2021	$132,013	$—	$—	$132,013
2020	391,574	—	—	391,574
KraneShares MSCI All China Health Care Index ETF
2021	$—	$469	$—	$469
2020	54,459	—	—	54,459
KraneShares Asia Pacific High Yield Bond ETF
2021	$688,389	$—	$—	$688,389
2020	570,699	30,638	—	601,337
KraneShares Emerging Markets Healthcare Index ETF
2021	$820	$—	$—	$820
2020	18,337	—	611	18,948
KraneShares MSCI Emerging Markets ex China Index ETF
2021	$49,799	$—	$—	$49,799
2020	73,632	—	—	73,632

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares MSCI China ESG Leaders Index ETF
2021	$30,223	$—	$—	$30,223
KraneShares Global Carbon ETF
2021	$—	$—	$—	$—
KraneShares CICC China 5G & Semiconductor Index ETF
2021	$—	$—	$—	$—
KraneShares CICC China Consumer Leaders Index ETF
2021	$—	$—	$—	$—
KraneShares SSE STAR Market 50 Index ETF
2021	$—	$—	$—	$—

As of March 31, 2021, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A Share ETF	KraneShares Bloomberg China Bond Inclusion Index ETF	KraneShares MSCI All China Index ETF
Undistributed Ordinary Income	$355,056	$—	$—	$633,985	$—
Undistributed Long-Term Capital Gain	157,940	253,353,244	6,517,453	—	230,067
Capital Loss Carryforwards	—	—	—	(8,025)	—
Post October Losses	—	—	—	—	(31,119)
Qualified Late-Year Loss Deferrals	(23,808)	(6,086,844)	(916,524)	—	(2,588)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	700,806	92,434,993	163,245,555	(97,896)	91,176
Other Temporary Differences	(1)	3	—	—	—
Total Distributable Earnings	$1,189,993	$339,701,396	$168,846,484	$528,064	$287,536

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF	KraneShares MSCI All China Health Care Index ETF
Undistributed Ordinary Income	$42,050	$250,504	$—	$—	$—
Undistributed Long-Term Capital Gain	—	—	—	2,797,170	8,974,227
Capital Loss Carryforwards	(4,145,635)	—	(1,021,417)	—	—
Post October Losses	—	—	(3,589,789)	—	—
Qualified Late-Year Loss Deferrals	—	—	(281,323)	—	(388,582)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	1,557,862	1,775,876	(16,431,930)	12,111,870	11,948,187
Other Temporary Differences	(1)	—	(2)	(14,036)	(2)
Total Distributable Earnings/(Loss)	$(2,545,724)	$2,026,380	$(21,324,461)	$14,895,004	$20,533,830
	KraneShares Asia Pacific High Yield Bond ETF	KraneShares Emerging Markets Healthcare Index ETF	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares MSCI China ESG Leaders Index ETF	KraneShares Global Carbon ETF
Undistributed Ordinary Income	$40,525	$—	$83,928	$104,372	$7,929,892
Undistributed Long-Term Capital Gain	—	—	370,444	—	—
Capital Loss Carryforwards	(180,673)	(284,697)	—	—	—
Post October Losses	(36,247)	—	—	—	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(56,161)	62,142	147,162	264,890	(86,193)
Other Temporary Differences	46,055	(161)	—	1	1
Total Distributable Earnings/(Loss)	$(186,501)	$(222,716)	$601,534	$369,263	$7,843,700

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

	KraneShares CICC China 5G & Semiconductor Index ETF	KraneShares CICC China Consumer Leaders Index ETF	KraneShares SSE STAR Market 50 Index ETF
Capital Loss Carryforwards	$—	$—	$(1,471)
Post October Losses	(2,163,819)	(1,087,696)	—
Qualified Late-Year Loss Deferrals	(461,628)	(137,280)	—
Unrealized Depreciation on Investments and Foreign Currency	(11,238,750)	(4,669,806)	(11,367,327)
Other Temporary Differences	(1)	—	—
Total Distributable Losses	$(13,864,198)	$(5,894,782)	$(11,368,798)

Qualified late year ordinary loss deferrals and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2021 through March 31, 2021 and November 1, 2020 through March 31, 2021, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Other temporary differences primarily consist of late year and specified loss deferrals, PFIC mark to market, perpetual bond adjustments, and book adjustments not recognized for tax.

The Funds have capital losses carried forward as follows:

KraneShares Funds	Short-Term Loss	Long-Term Loss	Total
KraneShares Bloomberg China Bond Inclusion Index ETF	$8,025	$—	$8,025
KraneShares MSCI One Belt One Road Index ETF	2,381,247	1,764,388	4,145,635
KraneShares MSCI China Clean Technology Index ETF	792,699	228,718	1,021,417
KraneShares Asia Pacific High Yield Bond ETF	31,707	148,966	180,673
KraneShares Emerging Markets Healthcare Index ETF	284,697	—	284,697
KraneShares SSE STAR Market 50 Index ETF	1,471	—	1,471

During the year ended March 31, 2021, the following Funds utilized capital loss carryforwards, to offset capital gains:

KraneShares Funds	Amount Utilized
KraneShares CICC China Leaders 100 Index ETF	$486,901
KraneShares CSI China Internet ETF	126,978,517
KraneShares Bosera MSCI China A Share ETF	20,470,797
KraneShares E Fund China Commercial Paper ETF	14,474
KraneShares MSCI All China Index ETF	128,223
KraneShares MSCI One Belt One Road Index ETF	36,941
KraneShares Emerging Markets Consumer Technology Index ETF	3,721,922
KraneShares MSCI China Clean Technology Index ETF	808,707
KraneShares Electric Vehicles and Future Mobility Index ETF	3,212,141
KraneShares MSCI All China Health Care Index ETF	7,682,624
KraneShares Emerging Markets Healthcare Index ETF	224,621
KraneShares MSCI Emerging Markets ex China Index ETF	5,648

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2021 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares CICC China Leaders 100 Index ETF	$14,109,002	$1,152,510	$(1,245,935)	$(93,425)
KraneShares CSI China Internet ETF	9,489,857,760	6,507,073	(2,144,215,454)	(2,137,708,381)
KraneShares Bosera MSCI China A Share ETF	585,521,518	197,055,147	(45,046,642)	152,008,505
KraneShares Bloomberg China Bond Inclusion Index ETF	13,331,525	25,895	(51,769)	(25,874)
KraneShares MSCI All China Index ETF	25,599,153	1,534,571	(4,166,968)	(2,632,397)
KraneShares MSCI One Belt One Road Index ETF	9,061,862	2,186,328	(557,726)	1,628,602
KraneShares Emerging Markets Consumer Technology Index ETF	101,811,447	7,012,398	(17,879,348)	(10,866,950)
KraneShares MSCI China Clean Technology Index ETF	179,056,512	28,002,944	(22,152,341)	5,850,603
KraneShares Electric Vehicles and Future Mobility Index ETF	248,450,537	22,066,678	(10,431,432)	11,635,246
KraneShares MSCI All China Health Care Index ETF	224,005,295	25,183,007	(27,683,011)	(2,500,004)
KraneShares Asia Pacific High Yield Bond ETF	10,624,357	63,420	(549,873)	(486,453)
KraneShares Emerging Markets Healthcare Index ETF	4,916,122	596,048	(820,083)	(224,035)
KraneShares MSCI Emerging Markets ex China Index ETF	24,830,901	2,295,582	(1,921,064)	374,518
KraneShares MSCI China ESG Leaders Index ETF	10,919,805	966,243	(1,727,743)	(761,500)
KraneShares Global Carbon ETF	60,629,468	—	(68,384)	(68,384)
KraneShares CICC China 5G & Semiconductor Index ETF	115,807,003	12,476,649	(10,707,929)	1,768,720
KraneShares CICC China Consumer Leaders Index ETF	52,194,751	1,638,487	(6,369,440)	(4,730,953)
KraneShares Hang Seng TECH Index ETF	3,075,912	6,935	(433,156)	(426,221)
KraneShares SSE STAR Market 50 Index ETF	112,346,472	16,124,779	(15,062,175)	1,062,604

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (“QFII”)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by non-residents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. It is also unclear how China’s value added tax (“VAT”) may be affected by tax treaty provisions. If such a tax is collected, the expenses will be passed on and borne by the Funds. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Funds. If the Funds expect VAT to be imposed, they reserve the right to establish a reserve for such tax. If the Funds establish such a reserve but are not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Funds do not establish such a reserve but ultimately are subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in a Fund. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of A Shares on a public Chinese exchange (such as the Shanghai Stock Exchange). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014.

On November 7, 2018, China’s Ministry of Finance and the State Administration of Taxation jointly issued Circular 108. This circular announced a three year exemption from corporate income tax withholding (“WHT”) and Value Added Tax (“VAT”) for China-sourced bond interest derived by overseas institutional investors. The WHT and VAT exemptions apply from November 7, 2018 to November 6, 2021.

8. CONCENTRATION OF RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”. The following risks pertain to all Funds, unless otherwise noted.

ASIA-PACIFIC RISK (KraneShares Asia Pacific High Yield Bond ETF) — Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Capital Controls Risk (KraneShares Hang Seng TECH Index ETF) — Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by government actors and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Although the RMB is not presently freely convertible, rather it is subject to the approval of the State Administration of Foreign Exchange (“SAFE”) and other relevant authorities, repatriations by RQFIIs or through the Stock Connect Programs are currently permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future.

CASH AND CASH EQUIVALENTS RISK — The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

CAP AND TRADE RISK (KraneShares Global Carbon ETF) — There is no assurance that cap and trade programs will continue to exist. Cap and trade may not prove to be an effective method of reduction in GHG emissions. As a result or due to other factors, cap and trade programs may be terminated or may not be renewed upon their expiration. New technologies may arise that may diminish or eliminate the need for cap and trade markets. Ultimately, the cost of emissions credits is determined by the cost of actually reducing emissions levels. If the price of credits becomes too high, it will be more economical for companies to develop or invest in green technologies, thereby suppressing the demand for credits and adversely affecting the price of the Fund.

Cap and trade programs set emission limits (i.e., the right to emit a certain quantity of GHG emissions), which can be allocated or auctioned to the parties regulated under the program up to the total emissions cap. This allocation may be larger or smaller than is needed for a stable price of credits and can lead to large price volatility, which could affect the value of the Fund. Depending upon the industries covered under each cap and trade mechanism represented in the Index, unpredictable demand for their products and services can affect the value of GHG emissions credits. For example, very mild winters or very cool summers can decrease demand for electric utilities and therefore require fewer carbon credits to offset reduced production and GHG emissions.

CHINA RISK — (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares Bloomberg China Bond Inclusion Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

All China Health Care Index ETF, KraneShares Emerging Markets Healthcare Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares MSCI China ESG Leaders Index ETF, KraneShares CICC China 5G & Semiconductor ETF, KraneShares CICC China Consumer Leaders Index ETF, KraneShares Hang Seng TECH Index ETF and KraneShares SSE STAR Market 50 Index ETF) — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions or even the threat of such developments, could lead to significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

The RMB Bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB Bonds may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be unavailable. Securities affected by trading suspensions may be or become illiquid. In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China including by limiting the ability of Chinese issuers to list on the U.S. exchanges. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares. In addition, the U.S government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies, which may adversely impact the Fund, may mean that the Fund’s Underlying Index may need to adjust its methodology or could increase tracking error for the Fund.

CHINESE CREDIT RATINGS RISK (KraneShares Bloomberg China Bond Inclusion ETF) — The debt securities included in Underlying Index securities, and therefore the securities held by the KraneShares Bloomberg China Bond Inclusion ETF Fund, will generally be rated by Chinese ratings agencies (and not by U.S. nationally recognized statistical ratings organizations (“NRSROs”)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by NRSROs or other international credit rating agencies.

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

COMMODITY-LINKED DERIVATIVES RISK (KraneShares Global Carbon ETF) — The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.

COMMODITY POOL REGISTRATION RISK (KraneShares Global Carbon ETF) — Under amended regulations promulgated by the CFTC, the Fund and the Subsidiary will be considered commodity pools upon commencement of operations, and therefore each will be subject to regulation under the Commodity Exchange Act and CFTC rules. Krane will register as a commodity pool operator and will manage the Fund and the Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Commodity pools are subject to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund and the Subsidiary. Additionally, positions in futures and other contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

CONCENTRATION RISK — Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index, the Fund may be subject to principal risks, as outlined in each Fund’s prospectus. Each Fund may have significant exposure to other industries or sectors over time.

CURRENCY RISK — The Fund’s assets will be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction, or through forward, futures or options contracts to purchase or sell foreign currencies.

The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance over time.

CUSTODY RISKS (KraneShares Bloomberg China Bond Inclusion ETF, KraneShares Hang Seng TECH Index ETF and KraneShares SSE STAR Market 50 Index ETF) — In accordance with Chinese regulations, A-Shares acquired through a QFII or RQFII license will be held in the joint names of the Fund and

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

Bosera. While Bosera may not use such an account for any purpose other than for maintaining the Fund’s assets, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of Bosera may assert that the securities are owned by Bosera and that regulatory actions taken against Bosera may affect the Fund. The risk is particularly acute in the case of cash deposited with a People’s Republic of China (“PRC”) sub-custodian (“PRC Custodian”) because it may not be segregated, and it may be treated as a debt owing from the PRC Custodian to the Fund as a depositor. Thus, in the event of a PRC Custodian bankruptcy, liquidation, or similar event, the Fund may face difficulties and/or encounter delays in recovering its cash.

DEPOSITARY RECEIPTS RISK (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Emerging Markets Healthcare Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF and KraneShares Hang Seng TECH Index ETF ) — The Fund may hold the securities of Chinese and other non-U.S. companies in the form of depositary receipts, including American Depositary Receipts and Global Depositary Receipts. Investing in depositary receipts entails the risks associated with foreign investments. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts. Like direct investments in foreign securities, investments in depositary receipts involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Many derivatives are subject to segregation requirements that require the Fund to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Fund.

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

EMERGING MARKETS RISK — The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

ESG RISK (KraneShares MSCI China ESG Leaders Index ETF) — Issuers with businesses with high ESG ratings may be difficult to identify and investments in them maybe volatile. Even companies with high ESG ratings may not necessarily compare favorably with respect to the ESG practices of other issuers. The ESG investment strategy limits the types and number of investment opportunities available and, as a result, the strategy may underperform other strategies that do not have an ESG focus. The ESG investment strategy may result in the Fund’s investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. Investing based on ESG criteria is qualitative and subjective by nature and there is no guarantee that the criteria used by the Fund will reflect the beliefs or values of any particular investor.

ETF RISK. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

International Closed Market Trading Risk. To the extent the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between current pricing of an underlying security and the prices at which the underlying securities are valued for purposes of the Fund’s NAV. As a result, Shares may appear to trade at a significant discount or premium to NAV greater than those incurred by other ETFs. In addition, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

New Fund Risk (KraneShares MSCI China ESG Leaders Index ETF, KraneShares CICC China 5G & Semiconductor Index ETF, KraneShares CICC China Consumer Leaders Index ETF and KraneShares SSE STAR Market 50 Index ETF). The Fund is new. If the Fund does not grow large in size once it commences trading, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

EQUITY SECURITIES RISK — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

FIXED INCOME SECURITIES RISK (KraneShares Bloomberg China Bond Inclusion ETF, KraneShares Asia Pacific High Yield Bond ETF and KraneShares Global Carbon ETF) — Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., it defaults on its obligations). Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments go down; and when interest rates go down, the prices of most debt instruments go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates. Maturity risk refers to the value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

FOREIGN SECURITIES RISK — Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers as foreign trading markets are not typically as active as U.S. markets and may have less governmental regulation and oversight. For example, non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. As a result, there may be less information publicly available about non-U.S. issuers. Investments in non-U.S. securities also involve risk of loss due to foreign currency fluctuations and

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Funds to buy and sell securities. These factors could result in a loss to the Funds by causing the Funds to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Funds’ assets to be uninvested for some period of time.

FOREIGN INVESTMENTS RISK (KraneShares Global Carbon ETF) — Investments in non-U.S. instruments may involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

FRONTIER MARKETS RISK (KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF and KraneShares Emerging Markets Healthcare Index ETF) — Frontier market countries generally have smaller economies and less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

FUTURES STRATEGY RISK (KraneShares Global Carbon ETF) — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts include: (a) an imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability to predict correctly the direction of market prices, interest rates, currency exchange rates and other economic factors; and (e) if the Fund has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund selling securities or financial instruments at a loss.

As a futures contract the Fund owns approaches its settlement date, the Fund may sell that futures contract and reinvest the proceeds in a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. The successful use of such a strategy depends upon the Adviser’s skill and experience. Although the Fund will attempt to roll from an expiring futures contract to another contract that the Adviser believes will generate the greatest yield for the Fund, the Fund nevertheless may incur a cost to “roll” the contract. In a commodity futures market where current month expiring contracts trade at a lower price than next month’s contract, a situation referred to as “contango,” then, absent the impact of the overall movement in commodity prices, the Fund may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, there could be a significant negative impact on the Fund when it “rolls” its futures contract positions.

GEOGRAPHIC FOCUS RISK — The Funds’ investments will be focused in a particular country, countries, or region and therefore a Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

HIGH PORTFOLIO TURNOVER RISK (KraneShares CICC China Leaders 100 Index ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares Bloomberg China Bond Inclusion Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

ETF, KraneShares Electric Vehicles and Future Mobility Index ETF and KraneShares MSCI All China Health Care Index ETF, KraneShares Asia Pacific High Yield Bond ETF, KraneShares CICC China 5G & Semiconductor Index ETF, KraneShares CICC China Consumer Leaders Index ETF and KraneShares SSE STAR Market 50 Index ETF) — The Fund may incur high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

HONG KONG RISK (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares Bloomberg China Bond Inclusion ETF, KraneShares MSCI All China Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Asia Pacific High Yield Bond ETF, KraneShares Emerging Markets Healthcare Index ETF, KraneShares MSCI China ESG Leaders Index ETF, KraneShares CICC China 5G & Semiconductor Index ETF, KraneShares CICC China Consumer Leaders Index ETF, KraneShares Hang Seng TECH Index ETF and KraneShares SSE STAR Market 50 Index ETF) — The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

INVESTMENT IN INVESTMENT COMPANIES RISK — The Fund may invest in other investment companies, including those advised, sponsored or otherwise serviced by the Adviser, the Sub-Adviser and/or their affiliates. The Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the underlying fund’s expenses. The Adviser and the Sub-Adviser are subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by the Adviser and the Sub-Adviser and/or their affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the U.S. law.

IPO RISK (KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares CICC China 5G & Semiconductor Index ETF, KraneShares Hang Seng TECH Index ETF and KraneShares SSE STAR Market 50 Index ETF) — Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be available to the Fund. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

LARGE CAPITALIZATION COMPANY RISK (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

MSCI All China Health Care Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares Asia Pacific High Yield Bond ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares CICC China 5G & Semiconductor Index ETF, KraneShares CICC China Consumer Leaders Index ETF, KraneShares Hang Seng TECH Index ETF and KraneShares SSE STAR Market 50 Index ETF) — Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

LIQUIDITY RISK — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time or price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Funds halt trading, it may have a cascading effect and cause the Funds to halt trading. Volatility in market prices will increase the risk of the Funds being subject to a trading halt.

MANAGEMENT RISK — (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares Bloomberg China Bond Inclusion Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Emerging Markets Healthcare Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares MSCI China ESG Leaders Index ETF, KraneShares CICC China 5G & Semiconductor ETF, KraneShares CICC China Consumer Leaders Index ETF, KraneShares Hang Seng TECH Index ETF and KraneShares SSE STAR Market 50 Index ETF) — Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that Krane or its subadviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

ACTIVE INVESTMENT RISK (KraneShares Asia Pacific High Yield Bold ETF and KraneShares Global Carbon Fund ETF) — The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

MARKET RISK — The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

may also cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

MID-CAPITALIZATION COMPANY RISK (KraneShares Bosera MSCI China A Share ETF, KraneShares MSCI All China Index ETF and KraneShares CICC China 5G & Semiconductor Index ETF) — Investing in the securities of medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies. Since medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may be less liquid and more volatile. They may also be sensitive to (expected) changes in interest rates and earnings.

NON-DIVERSIFIED FUND RISK (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bloomberg China Bond Inclusion ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Asia Pacific High Yield Bond ETF, KraneShares Emerging Markets Healthcare Index ETF, KraneShares CICC China 5G & Semiconductor Index ETF, KraneShares CICC China Consumer Leaders Index ETF, KraneShares MSCI China ESG Leaders Index ETF, KraneShares Global Carbon ETF, KraneShares Hang Seng TECH Index ETF and KraneShares SSE STAR Market 50 Index ETF) — Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

PASSIVE INVESTMENT RISK (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares Bloomberg China Bond Inclusion Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Emerging Markets Healthcare Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares MSCI China ESG Leaders Index ETF, KraneShares CICC China 5G & Semiconductor ETF, KraneShares CICC China Consumer Leaders Index ETF, KraneShares Hang Seng TECH Index ETF and KraneShares SSE STAR Market 50 Index ETF) — The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

REGULATORY RISK (KraneShares Global Carbon) — The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

Regulatory risk related to changes in regulation and enforcement of cap and trade programs could also adversely affect market behavior. If fines or other penalties for non-compliance are not enforced, incentives to purchase GHG credits will deteriorate, which could result in a decline in the price of emissions credits and a drop in the value of the Fund. In addition, as cap and trade markets develop, new regulation with respect to these markets may arise, which could have a negative effect on the value and liquidity of the cap and trade markets and the Fund.

RQFII AND QFII LICENSE RISK (KraneShares Bloomberg China Bond Inclusion ETF) — Krane may choose to use a RQFII or QFII license and quota in the future to invest directly in RMB Bonds. The RQFII rules were adopted relatively recently and are novel. Chinese regulators may revise or discontinue the RQFII program at any time. The Fund’s investments may be limited to the quota obtained by Krane in its capacity as a RQFII or QFII on behalf of the Fund. There is no guarantee that the China Securities Regulatory Commission (“CSRC”) will ultimately grant a RQFII or QFII license or quota for the Fund, and the application process may take a significant amount of time. In addition, a reduction or elimination of the quota may have a material adverse effect on the ability of the Fund to achieve its investment objectives. The Fund may need to rely exclusively on investments through Bond Connect, the CIBM Program or the Exchange-Traded Bond Market to purchase RMB Bonds.

SECURITIES LENDING RISK — To the extent a Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Small and Mid-Capitalization Company Risk (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares CICC China Consumer Leaders Index ETF and KraneShares SSE STAR Market 50 Index ETF) — Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

SOUTH KOREA RISK (KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF and KraneShares Emerging Markets Healthcare Index ETF) — The Fund may be susceptible to adverse market, political, regulatory and geographic events affecting South Korea. The South Korean economy is dependent on the economies of other Asian countries, especially China and Southeast Asia, and the United States as key trading partners. Furthermore, South Korea’s economy may be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Also, tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate of South Korea.

SOVERIGN AND QUASI-SOVEREIGN DEBT RISK (KraneShares Bloomberg China Bond Inclusion ETF and KraneShares Asia Pacific High Yield Bond ETF) — The governmental authority that controls the repayment of sovereign and quasi-sovereign debt may be unwilling or unable to repay the principal

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

and/or interest when due including due to the extent of its foreign reserves, the availability of sufficient foreign exchange ,the relative size of the debt service burden to the economy as a whole the debtor’s policy towards the International Monetary Fund, and the political constraints to which the debtor is subject. If an issuer of government or quasi-government debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. During periods of economic uncertainty, the market prices of sovereign and quasi-sovereign bonds may be more volatile and result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for investors.

Stock Connect Program Risk (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares Bloomberg China Bond Inclusion Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Emerging Markets Healthcare Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares MSCI China ESG Leaders Index ETF, KraneShares CICC China 5G & Semiconductor ETF, KraneShares CICC China Consumer Leaders Index ETF, KraneShares Hang Seng TECH Index ETF and KraneShares SSE STAR Market 50 Index ETF) — The Stock Connect Programs are subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.

SUBSIDIARY INVESTMENT RISK (KraneShares Global Carbon ETF) — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund will not receive all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Tax Risk — In order to qualify for the favorable tax treatment generally available to regulated investment companies, a Fund must satisfy certain income, asset diversification and distribution requirements each year. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Notes to Financial Statements/Consolidated Notes to Financial Statements (continued)

Tracking Error Risk (KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares Bloomberg China Bond Inclusion Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Emerging Markets Healthcare Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares MSCI China ESG Leaders Index ETF, KraneShares CICC China 5G & Semiconductor ETF, KraneShares CICC China Consumer Leaders Index ETF, KraneShares Hang Seng TECH Index ETF and KraneShares SSE STAR Market 50 Index ETF) — The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

U.S. GOVERNMENT OBLIGATIONS RISK (KraneShares Global Carbon ETF) — Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Funds may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

9. OTHER

At September 30, 2021, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the NYSE Arca Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

Notes to Financial Statements/Consolidated Notes to Financial Statements (concluded)

10. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Effective November 28, 2021, the name of the KraneShares Asia Pacific High Yield Bond ETF changed to KraneShares Asia Pacific High Income Bond ETF (the “Fund”). The ticker of the Fund remained KHYB. In addition, the 80% policy changed to investing at least 80% of its net assets (plus borrowings for investment purposes) in fixed income securities of issuers located in the Asia-Pacific region and other instruments that have economic characteristics similar to such securities. The Fund’s investment objective is revised to reflect the Fund seeks to provide a total return that, before fees and expenses, exceeds that of the JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (the “Underlying Index”) over a complete market cycle.

Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Liquidity Risk Management Program (Unaudited)

September 30, 2021

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Trust, on behalf of its separate series (“Funds”), has established a liquidity risk management program (the “Program”). The Program is designed to assess and manage each Fund’s liquidity risk. Liquidity risk is defined as the risk that a Fund could not meet requests to redeem its shares without significant dilution of remaining shareholders. The Board has designated a cross-functional committee, which is composed of Krane Funds Advisors, LLC (“Krane”) compliance and capital markets personnel and the Trust’s Chief Compliance Officer, to administer the Program (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program to assess and review, on an ongoing basis, the Funds’ liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Funds’ liquidity risk factors and the periodic classification (or re-classification, as necessary,) of the Funds’ investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) based on the number of days that it is reasonably expected to convert them into cash, in current market conditions, without significantly changing their value. In conducting its assessment, the Program Administrator utilizes information about each Fund’s investment strategy, its flows, the efficacy of its arbitrage mechanism (as indicated by the premiums and/or discounts and bid-ask spreads of its shares), the characteristics of the Fund’s shareholders and the Fund’s ability to honor redemptions in kind.

At a meeting of the Board in May 2021, the Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from January 1, 2020 through December 31, 2020 (the “Annual Report”). In the Annual Report, the Program Administrator confirmed that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and that the Program has been implemented and operated effectively. The Program Administrator is not aware of any weakness in the design and/or effectiveness of implementation of the Program and no material changes to the Program were proposed. In addition, the Program Administrator has concluded that each Fund investment strategy continues to be appropriate for an open-end fund. There were no material violations of the Program during the reporting period. At subsequent quarterly meetings of the Board, the Program Administrator provided the Board with a summary of each Fund’s liquidity profile during the preceding quarter and the operation of the Program with respect thereto.

Approval of the Advisory Agreements and Sub-Advisory Agreements (Unaudited)

At a meeting held on May 27-28, 2021, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

•   the existing investment advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of each of the following separate series of the Trust (collectively, the “Funds”):

•   KraneShares Bosera MSCI China A Share ETF (“KBA”)

•   KraneShares Asia Pacific High Yield Bond ETF (f/k/a KraneShares CCBS China Corporate High Yield Bond USD Index ETF (“KHYB”)

•   KraneShares CICC China Leaders 100 Index ETF (“KFYP”)

•   KraneShares CSI China Internet ETF (“KWEB”)

•   KraneShares Bloomberg China Bond Inclusion Index ETF (f/k/a KraneShares E Fund China Commercial Paper ETF) (“KBND”)

•   KraneShares Electric Vehicles and Future Mobility Index ETF (“KARS”)

•   KraneShares Emerging Markets Consumer Technology ETF (“KEMQ”)

•   KraneShares Emerging Markets Healthcare Index ETF (“KMED”)

•   KraneShares Global Carbon ETF (“KRBN”)

•   KraneShares MSCI All China Index ETF (“KALL”)

•   KraneShares MSCI China Clean Technology Index ETF (“KGRN”)

•   KraneShares MSCI China ESG Leaders ETF (“KESG”)

•   KraneShares MSCI Emerging Markets ex China Index ETF (“KEMX”)

•   KraneShares MSCI One Belt One Road Index ETF (“OBOR”)

•   the existing sub-advisory agreement (the “KBA Sub-Advisory Agreement”) between Krane, on behalf of KBA, and Bosera Asset Management (International) Co., Ltd. (“Bosera”);

•   the existing sub-advisory agreement (the “KRBN Sub-Advisory Agreement”) between Krane, on behalf of KRBN, and Climate Finance Partners LLC (“CFP”);

Bosera and CFP are referred to collectively herein as the “Sub-Advisers”. The KBA Sub-Advisory Agreement, and the KRBN Sub-Advisory Agreement, are referred to collectively herein as the “Sub-Advisory Agreements,” and the Sub-Advisory Agreements and the Advisory Agreement are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 27, 2021, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the Advisory Agreement with respect to each of the Funds. The Board also considered information provided by each Sub-Adviser in response to separate written requests directed to each Sub-Adviser.

The Board considered that its evaluation process with respect to Krane and each Sub-Adviser is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane and (as applicable)

Approval of the Advisory Agreements and Sub-Advisory Agreements (Unaudited) (continued)

a Sub-Adviser. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to each Fund by Krane and to each of KBA and KRBN, by their respective Sub-Adviser; (2) the compensation paid under each Agreement; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged under the Advisory Agreement will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane and the Sub-Advisers receive from their respective relationship with the Funds.

Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 27, 2021 executive session of the Independent Trustees and the May 27-28, 2021 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane and the Sub-Advisers under the Agreements. The Board considered the responsibilities of Krane with respect to each Fund under the Advisory Agreement, including its obligation to oversee the services provided by the various Sub-Advisers, as applicable. The Board also discussed the nature, quality and extent of services provided by Bosera under the KBA Sub-Advisory Agreement and CFP under the KRBN Sub-Advisory Agreement.

The Advisory Agreement

•   The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel that provide services to the Funds managed directly by Krane and also considered the expertise of Krane personnel charged with oversight of the Sub-Advisers.

•   The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board noted that Krane, together with the Sub-Advisers (as applicable), is responsible for assessing the market appeal and the investment strategy of each Fund.

•   The Board considered that Krane is responsible for arranging service providers for the Trust.

•   The Board also considered that Krane has established a securities lending program for the benefit of certain Funds.

•   The Board noted that Krane continues to evaluate its existing compliance and operational staff, and that Krane continually seeks to retain qualified and experienced staff in these areas and to invest in additional resources as its business continues to grow.

•   The Board considered the financial condition of Krane and noted that Krane is part of a larger family of investment management firms with significant resources.

The KBA Sub-Advisory Agreement

•   The Board took note of the significant experience of KBA’s portfolio management team with respect to investments in China and access to the A Share market.

•   The Board considered the continued development of Bosera’s compliance function and its long-term relationship with the Adviser.

Approval of the Advisory Agreements and Sub-Advisory Agreements (Unaudited) (continued)

The KRBN Sub-Advisory Agreement

•   The Board took note of the expertise of CFP’s principals with respect to carbon credits and developing carbon allocation markets.

•   The Board noted that CFP is a non-discretionary sub-adviser to KRBN and considered the relative roles of personnel at both Krane and CFP with respect to management of KRBN and its wholly-owned subsidiary.

Investment Performance

The Board noted that it considers the performance of each operational Fund at each regular meeting of the Board. At such meetings, Krane presents information regarding the performance of each operational Fund versus an identified Morningstar peer group. At the Meeting, the Board considered each Fund’s performance versus its broad Morningstar peer group, as well as a select group of competitors identified by Krane. The Board recognized that many of the Funds are in the same Morningstar peer group because they have significant exposure to China, notwithstanding the meaningful differences in the Funds’ underlying indexes and investment strategies. The Board discussed the limitations of comparisons versus such a large and undifferentiated peer group and considered that the Funds offer shareholders access to unique investment opportunities, particularly in China.

The Board noted that several of the Funds are actively managed and it considered that the performance of each such Fund relative to its respective peer group is an appropriate measurement of performance. The Board noted that most of the actively-managed Funds are performing well and their performance is above the median of their respective peer groups.

The Board noted that most of the Funds track the performance of an underlying index and considered that the Board reviews the tracking error of such Funds at each meeting of the Board. The Board considered that, based on the information presented at the Meeting, the performance of most of the Funds is reasonably correlated to that of each Fund’s underlying index. The Board noted the tracking error of certain Funds exceeded 3% for the one-year period ended March 31, 2021 and noted the following reasons for such dispersion:

•   KFYP: primarily as a result of the Fund selling off certain index holdings as a result of Presidential Executive Order 13959 (Addressing the Threat From Securities Investments That Finance Certain Companies of the People’s Republic of China) (“the “Executive Order”);

•   KALL: as a result of a sampling approach to tracking the performance of the underlying index and adjustments to the portfolio as a result of the Executive Order;

•   KGRN: resulting from a change in the methodology used by the underlying index provider; and

•   KHYB and KEMX: as a result of following a sampling approach to tracking the performance of the underlying index.

The Board noted its discussions with Krane related to other factors, such as the use of fair value pricing by the Funds and the Funds’ asset inflows and outflows, which affect the performance of the Funds but not their underlying indices. The Board considered that these factors can be expected to affect the Funds’ tracking error.

Approval of the Advisory Agreements and Sub-Advisory Agreements (Unaudited) (continued)

Compensation

The Board considered that pursuant to the Advisory Agreement, Krane has entered into a unitary advisory fee arrangement for each of the Funds. Under the unitary fee arrangement, Krane is responsible for paying most of the Funds’ expenses, including those of the Funds’ principal service providers and Sub-Adviser (if applicable). The Board considered the information provided by Krane regarding the amounts it pays to the Funds’ service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by each Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered that Krane has imposed fee waivers on certain Funds and considered the net expense ratios of the currently operational Funds compared to those of their peer groups.

The Board noted that: (1) the management fees paid by all of the Funds except KESG are higher than the median management fee within their Morningstar peer groups; (2) the total expense ratios of KBA, KALL, KURE, KESG, KFVG and KEMX are equal to or lower than the median expense ratio for each such Fund’s Morningstar peer groups; and (3) all other Funds have total expense ratios above the median expense ratio for each such Fund’s Morningstar peer groups. The Board considered that the Morningstar peer groups for the Funds do not reflect the unique exposure and thematic approach of the Funds and considered that the Funds’ total expense ratios are generally consistent with those of their direct peers. The Board noted Krane’s representation that such Funds offers unique investment exposure for investors in U.S. registered funds. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

The Board took notice of the management fees and total expense ratios of the following Funds, which are in the top quartile when compared to each such Fund’s Morningstar peer group.

•   OBOR. The Board considered that OBOR’s Morningstar peer group is the US Fund Infrastructure category, although OBOR has more than 80% of its portfolio invested in emerging markets. The Board noted OBOR’s fees and total expenses also exceed the median in the US Diversified Emerging Markets peer group. The Board considered that OBOR provides unique access to particularized infrastructure investments in certain emerging and frontier markets that are part of China’s “one belt one road” initiative, and that such access is not otherwise widely available in a U.S. registered fund.

•   KSTR. The Board considered that KSTR provides access to companies listed on the Shanghai Stock Exchange STAR Market, and that it is the first STAR Market ETF to be listed outside of China. The Board also noted that KSTR requires a qualified foreign institutional investor (QFII) license to directly trade on the STAR Market.

•   KRBN. The Board considered that KRBN offers unique access to carbon credit futures covering cap-and-trade allowances on a global basis.

•   KHYB. The Board considered that the Morningstar peer group for KHYB is the U.S. Emerging Markets Bond category, but that KHYB is invested primarily in high-yield bonds in China. The Board noted the expertise necessary to manage this portfolio and the engagement of a sub-adviser with such expertise.

•   KMED. The Board noted that KMED’s Morningstar peer group contains broad-based emerging markets ETFs, whereas KMED is a thematic offering focused on emerging markets healthcare.

Approval of the Advisory Agreements and Sub-Advisory Agreements (Unaudited) (continued)

•   KARS. The Board noted that KARS is a thematic fund focused on investments in the electric vehicle sector and future mobility technology sector in both developed and developing economies, including China. The Board considered that KARS’ Morningstar peer group is more broadly focused on the industrial sector.

•   KGRN. The Board considered that KGRN provides investors with unique exposure to clean technology companies in China, and that its Morningstar category is a broad-based regional peer group.

•   KWEB. The Board considered that KWEB provides investors with unique exposure to internet companies in China, and that its Morningstar category is a broad-based regional peer group.

Although the Board received information regarding the fees paid to the Sub-Advisers under the Sub-Advisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) pays the Sub-Adviser’s fees.

Costs and Profitability

The Board noted that Krane continues to waive certain fees for some of the Funds. The Board also considered that although Krane is profitable, it was not making a profit from its relationship with all of the Funds under the Advisory Agreement. The Board considered Krane’s commitment to the success of the Funds and the use of a unitary fee structure under which Krane bears the risk if certain of the Funds’ expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board also considered that Krane has established a securities lending program for the benefit of certain of the Funds, and that fees earned by Krane from such Funds can affect the profitability of such Funds.

The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane pays in accordance with the Advisory Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by the Sub-Advisers from their relationships with the Funds, noting the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of the sub-advisory fee rate on behalf of each Fund. The Board considered that Krane, and not the Funds, is responsible for paying the sub-advisory fees under each Sub-Advisory Agreement.

Other Benefits

The Board considered the extent to which Krane would derive ancillary benefits from the Funds’ operations, including benefits to Krane as a result of its ability to use the assets of certain Funds to engage in soft dollar transactions and the existence of a securities lending program for certain Funds. The Board also noted that Krane and certain of its executives hold minority ownership interests in CFP, and that they would therefore benefit from the success and profitability of any Fund sub-advised by CFP. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the Funds.

Approval of the Advisory Agreements and Sub-Advisory Agreements (Unaudited) (continued)

Economies of Scale

The Board considered that each Fund is managed by Krane pursuant to unitary fee advisory agreement, pursuant to which Krane bears all of the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. As a result, the Board observed, Krane typically subsidizes each Fund for a period of time following its inception. The Board also considered that Krane continues to reinvest a significant portion of its profits in its business, including through the addition of compliance and operations personnel, and that any economies of scale are shared with the Funds in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the renewal of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

KraneShares Asia Pacific High Yield Bond ETF

At a meeting on May 27-28, 2021, the Board of Trustees (“Board”) of KraneShares Trust (“Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved changes to the name and the strategy of KraneShares Asia Pacific High Yield Bond ETF (“KHYB”). In connection with such changes, the Board also considered a new investment sub-advisory agreement (“Sub-Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”), on behalf of KHYB, and Nikko Asset Management Americas Inc. (“Nikko”).

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session, the Board received and considered information provided by Nikko in response to the Independent Trustees’ written requests related to the Board’s consideration of the Sub-Advisory Agreement. The Board also noted that the Trust’s chief compliance officer (“CCO”) received and reviewed information about Nikko’s compliance program, and that the Board received a report from the CCO regarding such compliance program. The Board noted that its evaluation process with respect to KHYB is an ongoing one and, as a result, the Board will consider information at each of its regularly scheduled meeting related to, among other matters, the services provided by Nikko to KHYB.

In evaluating the Sub-Advisory Agreement, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided by Nikko; (2) the proposed compensation to be paid to Nikko under the Sub-Advisory Agreement; (3) the estimated costs of the services to be provided by Nikko and Nikko’s profitability expectations with respect to its services to KHYB; (4) the extent to which economies of scale could be realized by Nikko as KHYB grows and whether investors will share in the benefits of economies of scale; and (5) other benefits Nikko anticipates it may receive from its relationship with KHYB.

Approval of the Advisory Agreements and Sub-Advisory Agreements (Unaudited) (continued)

Nature, Extent, and Quality of Services

Based on the written and oral reports received prior to and at the May 27, 2021 executive session of the Independent Trustees and the May 28, 2021 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Nikko under the Sub Advisory Agreement. Among other things, the Board considered that it had to the opportunity to meet with key investment personnel from Nikko and that it received information related to such personnel and their experience, as well as Nikko’s other resources. The Board took note of the qualifications, background and responsibilities of Nikko’s senior personnel who will provide services to KHYB, including their significant experience investing in the Asian credit markets. The Board also noted that Nikko is part of a global asset management with significant financial and other resources that it can access in connection with managing KHYB. The Board considered Nikko’s proprietary investment framework that it will use in connection with the active management of KHYB’s portfolio and noted that Nikko’s portfolio managers currently successfully manage a number of other accounts.

Investment Performance

The Board noted that the historical performance of KHYB is not relevant to consideration of the Sub-Advisory Agreement, given the change in KHYB’s benchmark, sub-adviser and investment strategy. They considered, however, the performance achieved by the Nikko team that will be managing KHYB, both across all accounts with a substantially similar investment strategy as well as by a pooled vehicle pursuing a substantially similar strategy. The Board considered that, once the change in KHYB’s strategy is implemented, it will receive regular reports regarding the performance of KHYB, including relative to peer funds.

Compensation

Although the Board received information regarding the sub-advisory fees proposed to be paid to Nikko under the Sub-Advisory Agreement, the Board noted that Krane (and not the Fund) will pay Nikko’s fees under the terms of a unitary fee arrangement between Krane and the Trust, on behalf of KHYB. The Board also considered the arm’s-length nature of the relationship between Krane and Nikko with respect to the negotiation of such sub-advisory fees.

Costs and Profitability

Although the Board reviewed information from Nikko regarding its likely costs and profitability of providing services to KHYB, the Board noted that Krane (and not the Fund) will pay Nikko’s fees under the terms of a unitary fee arrangement between Krane and the Trust, on behalf of KHYB. In this regard, the Board considered the arm’s-length nature of the relationship between Krane and Nikko with respect to the negotiation of the sub-advisory fee rates. Under the circumstances, the Board considered Nikko’s costs and profitability related to KHYB not to be a material factor in its consideration of the Sub-Advisory Agreement.

Other Benefits

The Board considered whether Nikko would derive ancillary benefits from KHYB’s operations. The Board did not observe any potential ancillary benefits to be realized by Nikko from its relationship with KHYB.

Approval of the Advisory Agreements and Sub-Advisory Agreements (Unaudited) (continued)

Economies of Scale

The Board noted that the fees under the Sub-Advisory Agreement will be paid by Krane under the terms of the unitary fee arrangement, and not by KHYB. As a result, the Board determined that to the extent Nikko experiences economies of scale as KHYB’s assets increase, they will not affect the fees paid directly by KHYB. Further, the Board noted the arm’s-length nature of the relationship between Krane and Nikko with respect to the negotiation of the sub-advisory fee rates. Based on these and other considerations, the Board considered economies of scale not to be a material factor in its consideration of the Sub-Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance in considering the Sub-Advisory Agreement, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards applicable to its consideration of the Sub-Advisory Agreement and the Independent Trustees met in executive session with Independent Trustee counsel to address such standards and recent developments in this area of the law, to review material provided by Nikkoo, and to consider proposed changes to KHYB’s investment strategy, sub-adviser and benchmark. The Board noted that it will continue to monitor the performance of KHYB at its regular meetings, during executive sessions of the Independent Trustees, and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in the Sub-Advisory Agreement, were reasonable.

KraneShares Hang Seng Tech Index ETF

At a meeting held on November 19, 2020, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of the following separate series of the Trust, KraneShares Hang Seng TECH Index ETF (the “Fund”).

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on November 17, 2020, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests related to the Board’s consideration of the Advisory Agreement with respect to the Fund. The Board noted that it will consider information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings and at executive sessions held by the Independent Trustees. As a result, the Board considered that its evaluation process with respect to Krane will be an ongoing one.

In evaluating the Advisory Agreement, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to the Fund; (2) the proposed compensation to be paid under the Advisory Agreement; (3) the estimated costs of the services to be provided by Krane and the profitability expectations of Krane with respect to their relationship with the Fund; (4) the extent to which economies of scale could be realized as the Fund grows and whether the unitary fee charged under the Advisory Agreement will enable investors in the Fund to share in any such economies of scale; and (5) other benefits Krane and anticipate they may receive from their respective relationship with the Fund.

Approval of the Advisory Agreements and Sub-Advisory Agreements (Unaudited) (continued)

Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the November 17, 2020 executive session of the Independent Trustees and the November 19, 2020 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane and under the Advisory Agreement. The Board considered the responsibilities of Krane under the Advisory Agreement.

The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel that provide services to the Fund. The Board recognized that Krane invested significant time and effort in structuring the Trust and the Fund, assessing the market appeal and the investment strategy of the Fund, and arranging service providers for the Trust. The Board considered that Krane established a securities lending program for the benefit of the Fund. The Board noted that Krane continually evaluates its existing compliance and operational staff, and that it has consistently sought to retain qualified and experienced staff in these areas as its business has grown. The Board also considered the financial condition of Krane and its current ownership structure. The Board noted that Krane is part of a larger family of investment management firms with significant resources, including administrative resources utilized by Krane.

The Board considered that Krane is responsible for establishing and monitoring the investment program for the Fund, which is managed directly by Krane. The Board noted the time and effort spent by Krane to develop the Fund’s investment programs and to continually monitor the Fund’s performance.

Investment Performance

The Board noted that, because the Fund had not yet commenced investment operations, they have no investment performance. Once the Fund commences operations, however, the Board noted that it would receive regular reports regarding the performance of the Fund relative to a broad Morningstar peer group, as well as a select group of competitors identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the tracking error of the Fund against the performance of an identified underlying index for the Fund. The Board considered the proposed underlying index for each of the Fund. The Board discussed its experience with Krane’s management of existing operational series of the Trust that pursue different investment strategies.

Compensation

The Board considered that pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement for the Fund. Under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the Fund, including those of the Fund’s principal service providers. The Board reviewed and considered the fees proposed to be paid by the Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board noted Krane’s representation that the Fund offers unique investment exposure for shareholders and potential investors in registered funds.

Costs and Profitability

The Board considered the estimated cost of Krane’s services with respect to the Fund. The Board noted that, because the Fund had not yet launched, it was difficult to estimate how profitable they would be to Krane. The Independent Trustees received information from Krane regarding its financial stability and its profitability and discussed with Krane’s management how launching the Fund would

Approval of the Advisory Agreements and Sub-Advisory Agreements (Unaudited) (concluded)

likely impact such profitability. The Board considered information previously provided by Krane regarding the cost of its services and its profitability with respect to the existing operational series of the Trust. The Board noted Krane’s commitment to the Fund, including its proposal to implement a unitary fee structure under which it will bear many of the Fund’s expenses.

Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from KTEC’s operations, including benefits to Krane as a result of its ability to use KTEC’s assets to engage in soft dollar transactions.

Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services to the Fund as they grow larger, including the extent to which this would be reflected in the level of fees to be paid by the Fund to Krane. The Board noted that none of the proposed advisory fees for the Fund include breakpoints, and that it was not possible—before the commencement of investment operations—to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the addition of compliance and operations personnel, and that any economies of scale could be shared with the Fund in this manner. Based on these and other considerations, including that the Fund are newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Advisory Agreement. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Advisory Agreement. The Board noted that, as in the past, it will continue to monitor the Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreement were reasonable in light of the factors considered by the Board.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund. Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2021 to September 30, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return.    This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.    This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE:    Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (continued)

	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares CICC China Leaders 100 Index ETF
Actual Fund Return	$1,000.00	$996.20	0.69%	$3.45
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$623.50	0.69%	$2.81
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
KraneShares Bosera MSCI China A Share ETF
Actual Fund Return	$1,000.00	$1,042.10	0.59%	$3.02
Hypothetical 5% Return	1,000.00	1,022.11	0.59	2.99
KraneShares Bloomberg China Bond Inclusion Index ETF
Actual Fund Return	$1,000.00	$1,020.20	0.35%	$1.77
Hypothetical 5% Return	1,000.00	1,023.31	0.35	1.78
KraneShares MSCI All China Index ETF
Actual Fund Return	$1,000.00	$894.40	0.49%	$2.33
Hypothetical 5% Return	1,000.00	1,022.61	0.49	2.48
KraneShares MSCI One Belt One Road Index ETF
Actual Fund Return	$1,000.00	$1,064.50	0.78%	$4.04
Hypothetical 5% Return	1,000.00	1,021.16	0.78	3.95
KraneShares Emerging Markets Consumer Technology Index ETF
Actual Fund Return	$1,000.00	$844.00	0.59%	$2.73
Hypothetical 5% Return	1,000.00	1,022.11	0.59	2.99
KraneShares MSCI China Clean Technology Index ETF
Actual Fund Return	$1,000.00	$1,095.70	0.78%	$4.10
Hypothetical 5% Return	1,000.00	1,021.16	0.78	3.95
KraneShares Electric Vehicles and Future Mobility Index ETF
Actual Fund Return	$1,000.00	$1,099.90	0.69%	$3.63
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
KraneShares MSCI All China Health Care Index ETF
Actual Fund Return	$1,000.00	$976.50	0.65%	$3.22
Hypothetical 5% Return	1,000.00	1,021.81	0.65	3.29
KraneShares Asia Pacific High Yield Bond ETF
Actual Fund Return	$1,000.00	$962.10	0.69%	$3.39
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
KraneShares Emerging Markets Healthcare Index ETF
Actual Fund Return	$1,000.00	$935.00	0.82%	$3.98
Hypothetical 5% Return	1,000.00	1,020.96	0.82	4.15
KraneShares MSCI Emerging Markets ex China Index ETF
Actual Fund Return	$1,000.00	$1,031.30	0.24%	$1.22
Hypothetical 5% Return	1,000.00	1,023.87	0.24	1.22

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares MSCI China ESG Leaders Index ETF
Actual Fund Return	$1,000.00	$907.20	0.59%	$2.82
Hypothetical 5% Return	1,000.00	1,022.11	0.59	2.99
KraneShares Global Carbon ETF
Actual Fund Return	$1,000.00	$1,439.90	0.87%	$5.32
Hypothetical 5% Return	1,000.00	1,020.71	0.87	4.41
KraneShares CICC China 5G & Semiconductor Index ETF
Actual Fund Return	$1,000.00	$1,050.30	0.65%	$3.34
Hypothetical 5% Return	1,000.00	1,021.81	0.65	3.29
KraneShares CICC China Consumer Leaders Index ETF
Actual Fund Return	$1,000.00	$919.40	0.69%	$3.32
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
KraneShares Hang Seng TECH Index ETF
Actual Fund Return(2)	$1,000.00	$754.40	0.68%	$1.86
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45
KraneShares SSE STAR Market 50 Index ETF
Actual Fund Return	$1,000.00	$1,114.90	0.88%	$4.67
Hypothetical 5% Return	1,000.00	1,020.66	0.88	4.46
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) unless otherwise indicated.
(2)	Expenses are equal to Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 114/365 (to reflect the period from 6/8/21 – 9/30/21).

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http://kraneshares.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

Privacy Notice

Adopted December 18, 2020

PRIVACY NOTICE

KRANE SHARES TRUST

FACTS	WHAT DOES KRANE SHARES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•   Social Security number and wire transfer instructions

•   account transactions and transaction history

•   investment experience and purchase history

When you are no longer our customer, we may continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Krane Shares Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Krane Shares Trust share information?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes — to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and records.	NO	We don’t share

Privacy Notice (concluded)

Reasons we can share your personal information:	Does Krane Shares Trust share information?	Can you limit this sharing?
For our affiliates’ everyday business purposes — information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-212-933-0393
What we do:
How does Krane Shares Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Krane Shares Trust collect my personal information?	We collect your personal information, for example, when you open an account We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes — information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Krane Shares Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Krane Shares Trust does not jointly market.

KraneShares Trust:

280 Park Avenue 32nd Floor

New York, NY 10017

1-855-857-2638

http://kraneshares.com/

Investment Adviser:

Krane Funds Advisors, LLC

280 Park Avenue 32nd Floor

New York, NY 10017

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-SA-001-0900

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certification as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2021

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 9, 2021